UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2021
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Municipal Money Funds continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment

California
California is experiencing strong revenue growth, enabling the state to expand ambitious programs addressing social and infrastructure needs, while also reporting the highest unemployment rate in the nation, due to its large tourism and service sectors which have yet to recover to pre-pandemic employment levels.
California’s enacted fiscal 2022 budget (ending June 30, 2022) projected the state would generate revenues of $179 billion. However, the state’s most recent budget forecast increases fiscal 2022 revenue estimates by 13% to $202 billion. The increase has been driven by capital gains related to the strength of the stock market, strong corporate profits, and steady spending by consumers which has been bolstered by one-time state and federal COVID-19 pandemic relief aid. Personal and corporate income taxes, two of the state’s largest revenue sources, are projected to total $154 billion in fiscal 2022, an increase of 9% above the enacted budget and 5% above fiscal 2021, despite a one-time $3 billion refund to low- and moderate-income taxpayers. While the enacted fiscal 2022 budget projected the use of $18 billion of the fiscal 2021 surplus to address many of California’s environmental, social, and infrastructure needs, the improvement in the state’s fiscal 2022 revenue forecast reduces the size of the expected year end deficit to $8 billion, leaving the state with nearly $51 billion in reserves.
In January 2022, Governor Newsom proposed a record $213 billion budget for fiscal 2023, based on projected revenues of $197 billion and the drawdown of $16 billion in reserves. The budget includes funding for major multi-year program commitments approved in the fiscal 2022 budget, including expanded childcare subsidies and universal preschool. The Governor also proposed significant expansions of existing programs, such as extending Medi-Cal coverage to all undocumented immigrants beginning in 2024. The increase in projected revenues will also result in a significant boost in funding for K-12 schools and community colleges under the Proposition 98 minimum-funding formula, and the University of California and California State University are expected to receive a 5% increase in ongoing base resources as well as funding for enrollment growth. In addition, the Governor proposed re-instating certain business tax credits and the pass through of operating losses, both of which were suspended in fiscal 2021 to help balance the first COVID-era budget. The proposed budget anticipates the state will end fiscal 2023 with reserves of $38 billion, equal to nearly 18% of general fund spending.
Despite the strong revenue picture, California is experiencing two employment pictures: highly-paid employees in technology and professional services who have continued to work during the COVID-19 pandemic while enjoying significant appreciation in their investments, and those employed in the hospitality, retail, and tourism sectors, many of whom have yet to recover jobs lost during the COVID-19 pandemic. The state’s job recovery continues to lag the national average. California has regained only 70% of the jobs lost since the height of the 2020 recession, while the United States has recovered over four-fifths of its job losses. Consequently, the state’s unemployment rate of 7.0% in November 2021 was the highest in the nation and well above the U.S. average of 4.2%. Further, unemployment rates vary widely throughout the state: Los Angeles County reported a 7.1% unemployment rate in November 2021, reflecting its dependence on tourism and service sector jobs, while Santa Clara County, the center of Silicon Valley, reported a 3.2% rate. Supply chain bottlenecks, inflation, and the pandemic could continue to disrupt the economy, although wage inflation and rising consumer goods prices could lead to higher tax revenues for the state.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings carries a positive outlook, while Moody’s Investors Services and Fitch Ratings maintain stable outlooks on their ratings.
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Schwab Municipal Money Funds
State Investment Environment (continued)

New York
Although New York State continues to contend with the significant economic fallout from the COVID-19 pandemic, its finances have rebounded. Higher tax receipts, coupled with substantial direct and indirect federal aid have buoyed state revenues, and New York is now projecting consecutive annual operating surpluses.
While New York’s economy has largely bounced back since the COVID-19 outbreak in the spring of 2020, its recovery continues to lag the nation. Its unemployment rate decreased to 6.2% as of December 2021, down from a peak of 16.2% in April 2020, but was still well above the U.S. rate of 3.9%. As of November 2021, New York had only recovered 62.6% of the private sector jobs lost in March and April 2020 while the United States had recovered 86.6%. Additionally, the recovery has been bifurcated: financial service industry profits have supported the highest income earners while lower wage sectors have lagged. Retail, restaurant, and hotel employment have trailed other sectors as office workers and tourists haven’t returned to New York City at pre-pandemic levels.
In contrast to this lingering economic weakness, New York’s current fiscal year (ending March 31, 2022) tax receipts have outperformed budget forecasts, largely attributable to its graduated income tax structure (and the acute impact of the COVID-19 pandemic on higher wage filers) and temporary increases in the business and top personal income tax rates. Roughly 18% of the State’s tax collections came from the financial services industry in fiscal year 2021, and temporary tax increases on the State’s higher earners will further capture strong bank profits and bonus growth in in the current fiscal year. As of the third quarter ending December 31, 2021, withholding collections were $7.1 billion above the enacted budget and 18.8% higher than in fiscal 2021. Meanwhile, year-to-date consumption and use taxes were also strong, at $1.1 billion higher than the enacted budget, and 23.1% higher than the previous fiscal year.
New York’s revenues received an additional boost from over $12.7 billion in direct American Rescue Plan (ARP) Act aid to replace lost revenues, cover COVID-19 response expenditures, and implement programs to stimulate economic recovery. New York plans to spend roughly $4.5 million of ARP Act funds in the current fiscal year, with the remaining left to support future budgets. This aid comes on top of indirect federal aid supporting economic recovery efforts such as the paycheck protection program and enhanced unemployment benefits.
Due to robust revenue growth, the State increased its midyear revenue forecast for the current and outyear budgets. For the current fiscal year, the midyear forecast projects base sales taxes to grow 16% year-over-year and personal income tax receipts to grow 12%. As a result, New York projected a $3.3 billion, or 3.6%, surplus in the current fiscal year that ends on March 31, 2022, which increased the projected reserves to 8% from 5% of the operating budget. As of December 2021, tax collections exceeded this forecast, and the State now anticipates another $5 billion in receipts for fiscal year 2022.
Riding the tailwind of strong projected surpluses, the governor’s executive budget proposal for the fiscal year beginning April 1, 2022 would increase spending by 3.1% while committing to balanced budgets and general fund surpluses through fiscal year 2027. It would increase spending on childcare, education, and infrastructure and include several one-time initiatives for property tax relief, capital spending, support for the healthcare industry and frontline workers, and relief for small businesses and the arts. The proposed budget would increase general fund reserves to 11.8% of operating spending by fiscal year end and boost reserves to 15% by the end of fiscal year 2025.
New York’s local governments, including school districts, cities, and counties, have benefited from economic recovery and the State’s improved financial position. Like the State, cities and counties saw a very strong sales tax rebound in 2021. The State’s temporary tax increases are funding an increase in K-12 foundation aid, to be phased in over three years. The State’s current year budget included a 7.6% increase to the foundation aid formula, and the governor’s executive budget proposal for the next fiscal year increases aid by a further 7.8%. In addition, the federal government will distribute $13 billion of aid from Coronavirus Response and Relief Supplemental Appropriations (CRRSA) Act and the ARP Act to New York’s public schools over multiple years.
Threats remain to New York’s recovery, including the recent rise in COVID-19 cases tied to the Omicron variant. The permanence of remote work could reduce the need for office space and encourage outmigration to more affordable locations outside New York. This would have negative economic and budgetary implications for both the State and City of New York, both of which could lose substantial amounts of income and sales tax revenues, while the City of New York would also be impacted by the loss in property and real estate transfer tax receipts. Between July 2020 and July 2021, New York lost 319,000 residents, or 1.6% of the State’s population. The State also provides financial support to the Metropolitan Transportation Authority (MTA), which has been troubled
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Schwab Municipal Money Funds
State Investment Environment (continued)

with depressed ridership and stressed financial operations. It is possible that the State may step in to provide additional financial support when the authority’s extraordinary federal aid is exhausted.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa2 by Moody’s Investor Services and AA+ by both Fitch Ratings and S&P Global Ratings. Moody’s Investor Services revised the State’s outlook to positive in June 2021, citing the pandemic’s more muted than expected impact on state revenues but lingering uncertainties regarding New York City’s economic recovery. S&P Global Ratings and Fitch Ratings have stable outlooks for the State, reflecting stronger tax receipts, substantial federal aid, and positive budget forecasts.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2021, interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated. Yields on muni money market securities rose slightly as the reporting period came to an end. The SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.07%, fell to a low of 0.02% during the summer, and ended the reporting period at 0.10%.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning at 35 days and ending the reporting period at 28 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	28 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.22%	-0.07%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund’s (the fund) goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2021, interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated. Yields on muni money market securities rose slightly as the reporting period came to an end. The SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.07%, fell to a low of 0.02% during the summer, and ended the reporting period at 0.10%.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning at 32 days and ending the reporting period at 28 day.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	28 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.23%	-0.08%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 10.90%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.08%	$1,000.00	$1,000.30	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Ultra Shares
Actual Return	0.08%	$1,000.00	$1,000.30	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.09%	$1,000.00	$1,000.60	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46
Ultra Shares
Actual Return	0.09%	$1,000.00	$1,000.60	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	(0.00) [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.32%	1.10%	1.10% [4]	0.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.10% [5]	0.28% [5,6]	0.35%	0.35%	0.42% [7]
Gross operating expenses	0.35%	0.46%	0.49%	0.49%	0.53%
Net investment income (loss)	0.01%	0.37%	1.08%	1.12%	0.48%
Net assets, end of period (x 1,000,000)	$2,224	$3,405	$6,168	$5,526	$1,453

[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
12
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.03%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [5]	0.16% [5,6]
Gross operating expenses	0.20%	0.20% [6]
Net investment income (loss)	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$778	$375

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Annualized.
13
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.6% OF NET ASSETS
CALIFORNIA 99.6%
ABAG Finance Auth
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	10,175,000	10,175,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	(a)(b)	0.14%		01/07/22	330,000	330,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)(b)	0.21%		01/07/22	2,545,000	2,545,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	(a)(b)	0.21%		01/07/22	705,000	705,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	(a)(b)	0.21%		01/07/22	1,430,000	1,430,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	(a)(b)	0.13%		01/07/22	660,000	660,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	(a)(b)	0.13%		01/07/22	1,400,000	1,400,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.10%		01/07/22	4,440,000	4,440,000
Antelope Valley CCD
GO Bonds Series 2016 B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	1,600,000	1,600,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	2,030,000	2,030,000
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	5,310,000	5,310,000
Blackrock MuniYield California Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.26%		01/07/22	1,800,000	1,800,000
Blackrock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.19%		01/07/22	12,800,000	12,800,000
California
GO Bonds		3.00%		03/01/22	485,000	487,140
GO Bonds		4.00%		03/01/22	220,000	221,315
GO Bonds		5.00%		08/01/22	325,000	333,877
GO Bonds		5.00%		10/01/22	125,000	129,374
GO Bonds (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	7,635,000	7,635,000
14
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	1,875,000	1,875,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	2,220,000	2,220,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,770,000	4,770,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	5,000,000	5,000,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	2,000,000	2,000,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.03%		01/03/22	3,000,000	3,000,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.05%		01/03/22	28,290,000	28,290,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,500,000	2,500,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.11%		01/27/22	5,000,000	5,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.12%		02/15/22	10,500,000	10,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		01/04/22	8,500,000	8,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.11%		02/03/22	20,000,000	20,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.11%		02/02/22	10,695,000	10,695,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.10%		01/10/22	10,000,000	10,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.10%		02/01/22	5,000,000	5,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.11%		02/03/22	12,500,000	12,500,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.10%		02/07/22	10,000,000	10,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.11%		02/09/22	5,150,000	5,150,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		0.10%		01/03/22	26,000,000	26,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		0.10%		02/02/22	11,420,000	11,420,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.09%		01/13/22	11,790,000	11,790,000
GO Refunding Bonds		5.00%		02/01/22	675,000	677,573
GO Refunding Bonds		4.00%		03/01/22	550,000	553,289
GO Refunding Bonds		5.00%		03/01/22	395,000	397,994
GO Refunding Bonds		5.00%		04/01/22	500,000	505,840
GO Refunding Bonds		5.00%		08/01/22	125,000	128,455
GO Refunding Bonds		5.00%		09/01/22	220,000	226,953
GO Refunding Bonds		5.00%		11/01/22	195,000	202,534
GO Refunding Bonds (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.12%		01/07/22	3,700,000	3,700,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	2,220,000	2,220,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	5,190,000	5,190,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.11%		01/25/22	27,500,000	27,500,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S3		0.12%		05/12/22	30,000,000	30,000,000
CP Notes (Stanford Univ) Series S4		0.12%		05/04/22	17,200,000	17,200,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,670,000	6,670,000
RB (Pepperdine Univ) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	5,280,000	5,280,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.12%		01/07/22	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.10%		01/07/22	6,700,000	6,700,000
15
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.18%		01/07/22	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	(a)(b)	0.21%		01/07/22	8,620,000	8,620,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.12%		03/02/22	35,000,000	35,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	0.25%	01/06/22	05/02/22	2,190,000	2,190,000
RB (Providence Health & Services) Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%	01/06/22	01/07/22	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,840,000	3,840,000
RB (Scripps Health) Series 2012C	(a)(b)	0.06%		01/07/22	28,650,000	28,650,000
RB (Sutter Health) Series 2007A&2016A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.15%		01/07/22	2,250,000	2,250,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.15%		01/07/22	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.15%		01/07/22	8,445,000	8,445,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	3,750,000	3,750,000
RB (Sutter Health) Series 2016A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.19%		01/07/22	3,065,000	3,065,000
RB Series 2021A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	17,640,000	17,640,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2008B2-1		0.12%		03/02/22	11,100,000	11,100,000
Refunding RB (Stanford Hospital) Series 2008B2-2		0.14%		01/05/22	21,025,000	21,025,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.15%		01/07/22	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.15%		01/07/22	12,470,000	12,470,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	11,250,000	11,250,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.20%		02/01/22	60,390,000	60,390,072
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.17%		01/07/22	8,965,000	8,965,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	4,300,000	4,300,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)(b)	0.07%		01/03/22	50,685,000	50,685,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	(a)(b)	0.14%		01/07/22	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	6,740,000	6,740,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	6,000,000	6,000,000
16
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	(a)(b)	0.16%		01/07/22	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)(b)	0.16%		01/07/22	5,600,000	5,600,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	2,500,000	2,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)(c)	0.14%		01/07/22	29,950,000	29,950,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.15%		01/07/22	850,000	850,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%		01/07/22	15,000,000	15,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	(a)(b)	0.03%		01/03/22	9,745,000	9,745,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	(a)(b)	0.03%		01/03/22	1,100,000	1,100,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	6,570,000	6,570,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)(b)	0.16%		01/07/22	3,790,000	3,790,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.14%		01/07/22	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	4,200,000	4,200,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.12%		01/07/22	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	5,500,000	5,500,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	12,300,000	12,300,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)(b)	0.11%		01/07/22	5,340,000	5,340,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)(b)	0.11%		01/07/22	2,270,000	2,270,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.18%		01/07/22	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	16,845,000	16,845,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.14%		01/07/22	15,650,000	15,650,000
RB (Kaiser Permanente) Series 2004E		0.11%		02/02/22	2,805,000	2,805,000
RB (Kaiser Permanente) Series 2004E		0.14%		05/03/22	33,535,000	33,534,001
RB (Kaiser Permanente) Series 2004E		0.21%		07/13/22	1,900,000	1,900,000
RB (Kaiser Permanente) Series 2004I		0.10%		01/13/22	4,000,000	4,000,000
17
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2004I		0.17%		06/07/22	20,900,000	20,900,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	3,100,000	3,100,000
RB (Kaiser Permanente) Series 2004K		0.21%		07/13/22	12,565,000	12,565,000
RB (Kaiser Permanente) Series 2006D		0.12%		03/09/22	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		0.17%		06/14/22	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008C		0.12%		03/03/22	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2008C		0.14%		05/04/22	24,400,000	24,400,000
RB (Kaiser Permanente) Series 2009B3		0.17%		06/14/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B4		0.14%		05/03/22	23,300,000	23,300,000
RB (Kaiser Permanente) Series 2009B5		0.12%		03/03/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.16%		06/02/22	200,000	199,967
RB (Sutter Health) Series 2007A,2008B,2008C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.15%		01/07/22	4,315,000	4,315,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	(a)(b)	0.16%		01/07/22	12,015,000	12,015,000
Carlsbad USD
GO Bonds Series B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	1,900,000	1,900,000
Chino Valley USD
GO Bonds Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	3,460,000	3,460,000
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	7,500,000	7,500,000
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	2,000,000	2,000,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	11,790,000	11,790,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	7,800,000	7,800,000
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,500,000	7,500,000
Contra Costa Water District
Extendible CP		0.10%	02/01/22	07/29/22	9,900,000	9,900,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.12%	02/03/22	09/02/22	9,300,000	9,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		03/03/22	28,050,000	28,050,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.10%		01/05/22	10,000,000	10,000,000
Water RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,500,000	2,500,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	(a)(c)(d)	0.11%		01/07/22	25,000,000	25,000,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	(a)(c)(d)	0.11%		01/07/22	17,900,000	17,900,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.11%		01/07/22	25,500,000	25,500,000
Water System Refunding RB Series 2014B		5.00%		06/01/22	200,000	203,903
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(b)	0.06%		01/03/22	3,265,000	3,265,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
18
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.08%		01/03/22	1,600,000	1,600,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.12%		01/07/22	3,415,000	3,415,000
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	17,100,000	17,100,000
Glendale Community College Dist
GO Bonds Series B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	3,500,000	3,500,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.14%		03/16/22	19,000,000	19,000,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.12%		01/07/22	13,415,000	13,415,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	32,500,000	32,500,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.03%)	(a)	0.13%	01/06/22	03/02/22	4,500,000	4,499,820
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.03%)	(a)	0.13%	01/06/22	03/02/22	2,410,000	2,410,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,000,000	6,000,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%		01/07/22	11,625,000	11,625,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	5,456,000	5,456,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%		01/07/22	2,000,000	2,000,000
RB Series 2019A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	2,975,000	2,975,000
Refunding RB Series 2020B		4.00%		05/15/22	7,825,000	7,933,781
Long Beach USD
GO Bonds Series 2008F & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	10,785,000	10,785,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.12%		01/07/22	12,000,000	12,000,000
GO Bonds Series E (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	4,000,000	4,000,000
GO Bonds Series F&B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	9,830,000	9,830,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,715,000	8,715,000
Los Angeles
TRAN 2021		4.00%		06/23/22	33,035,000	33,631,750
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.12%		01/18/22	4,000,000	4,000,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	2,510,000	2,510,000
Wastewater System Refunding RB Series 2013B		4.00%		06/01/22	250,000	253,843
19
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	0.25%	01/06/22	06/01/22	5,000,000	5,000,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,500,000	7,500,000
Los Angeles CCD
GO Refunding Bonds Series 2015C		5.00%		08/01/22	115,000	118,166
Los Angeles Cnty
TRAN 2021-2022		4.00%		06/30/22	7,085,000	7,216,535
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.12%		02/16/22	10,000,000	10,000,000
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A		5.00%		07/01/22	640,000	654,997
2nd Sub Sales Tax Revenue CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.09%		02/01/22	6,867,000	6,867,000
2nd Sub Sales Tax Revenue CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.10%		02/03/22	12,667,000	12,667,000
Sales Tax Refunding RB Series 2016A		5.00%		07/01/22	100,000	102,340
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	9,880,000	9,880,000
Transportation Auth Sales Tax Refunding RB Series 2019A		5.00%		07/01/22	185,000	189,325
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.13%		01/07/22	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%	01/06/22	01/07/22	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.16%	01/06/22	01/07/22	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.16%		01/07/22	7,450,000	7,450,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	2,665,000	2,665,000
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.16%		01/07/22	7,345,000	7,345,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.16%		01/07/22	1,460,000	1,460,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	13,885,000	13,885,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.16%		01/07/22	2,500,000	2,500,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.15%		01/07/22	40,285,000	40,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	24,805,000	24,805,000
Sub RB Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.16%		01/07/22	2,365,000	2,365,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.18%		01/07/22	5,600,000	5,600,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		0.11%		02/04/22	3,960,000	3,960,000
Los Angeles Dept of Water & Power
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,525,000	9,525,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	1,000,000	1,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	4,600,000	4,600,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	4,800,000	4,800,000
Power System RB Series 2021B		3.00%		07/01/22	320,000	324,341
RB Series 2014E		5.00%		07/01/22	150,000	153,523
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	(a)(b)	0.06%		01/03/22	4,400,000	4,400,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	5,500,000	5,500,000
20
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	7,310,000	7,310,000
Water System RB Series 2014A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	6,850,000	6,850,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,700,000	8,700,000
Los Angeles Harbor Dept
Refunding RB Series 2014A		5.00%		08/01/22	100,000	102,696
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	1,875,000	1,875,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.12%		02/08/22	2,900,000	2,900,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.12%		02/14/22	5,250,000	5,250,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.12%		02/08/22	22,000,000	22,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.12%		02/14/22	12,970,000	12,970,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.12%		02/15/22	5,000,000	5,000,000
Los Angeles USD
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.12%		01/07/22	1,570,000	1,570,000
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	10,440,000	10,440,000
GO Bonds Series 2020RYQ		5.00%		07/01/22	400,000	409,396
GO Refunding Bonds Series 2014A		5.00%		07/01/22	535,000	547,530
GO Refunding Bonds Series 2015A		5.00%		07/01/22	165,000	168,865
GO Refunding Bonds Series 2017A		5.00%		07/01/22	870,000	890,497
GO Refunding Bonds Series 2021A		5.00%		07/01/22	115,000	117,690
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.12%		01/07/22	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	4,000,000	4,000,000
Norwalk La Mirada USD
GO Bonds Series E (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.12%		01/07/22	10,475,000	10,475,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.15%		01/07/22	13,000,000	13,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.19%		01/07/22	55,500,000	55,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.17%		01/07/22	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.19%		01/07/22	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.17%		01/07/22	54,400,000	54,400,000
Oakland
GO Bonds Series 2020B1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	9,000,000	9,000,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	8,000,000	8,000,000
21
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	5,000,000	5,000,000
Oxnard UHSD
GO Bonds Series A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	7,200,000	7,200,000
Palomar CCD
GO Bonds Series C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	7,500,000	7,500,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	30,280,000	30,280,000
Perris Union HSD
GO Bonds Series 2012 C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	1,600,000	1,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.13%		01/07/22	2,350,000	2,350,000
Pomona USD
GO Bonds Series 2020D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	9,445,000	9,445,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.12%		02/08/22	35,193,000	35,193,000
CP Series A (LOC: BANK OF AMERICA NA)		0.12%		02/08/22	17,100,000	17,100,000
Sacramento
Water RB Series 2017 (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	0.25%	01/06/22	04/01/22	2,300,000	2,300,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	3,000,000	3,000,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	8,300,000	8,300,000
San Diego Cnty
Sub Airport RB Series 2021B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.17%		01/07/22	7,090,000	7,090,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.17%		01/07/22	1,000,000	1,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.12%		03/03/22	45,326,000	45,326,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.10%		02/02/22	2,400,000	2,400,000
CP Series 10 (LIQ: BANK OF THE WEST)		0.11%		02/09/22	29,100,000	29,100,000
CP Series 10 (LIQ: BANK OF THE WEST)		0.11%		03/03/22	23,000,000	23,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.10%		01/11/22	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.11%		01/12/22	15,000,000	15,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)(b)	0.11%		01/07/22	750,000	750,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.22%		07/14/22	14,175,000	14,175,000
22
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego USD
GO Bonds Series 2013C (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%	01/06/22	01/07/22	16,000,000	16,000,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.10%		01/07/22	11,520,000	11,520,000
GO Bonds Series 2020M2 (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.12%		01/07/22	9,365,000	9,365,000
San Francisco
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	(a)(b)	0.13%		01/07/22	2,875,000	2,875,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.23%		01/07/22	12,000,000	12,000,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	40,740,000	40,740,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	11,305,000	11,305,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.16%		01/07/22	29,365,000	29,365,000
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.16%		01/07/22	7,110,000	7,110,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.12%		02/23/22	3,913,000	3,913,000
Sub CP Notes B-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		02/23/22	31,465,000	31,465,000
Sub CP Notes B5 (LOC: BARCLAYS BANK PLC)		0.08%		01/05/22	50,000,000	50,000,000
Sub CP Notes Series A6 (LOC: BANK OF AMERICA NA)		0.13%		02/23/22	20,000,000	20,000,000
Sub CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.10%		01/05/22	14,900,000	14,900,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%		01/07/22	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	2,650,000	2,650,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,700,000	5,700,000
San Francisco Public Utilities Commission
Wastewater CP Series A4 (LIQ: TORONTO-DOMINION BANK/THE)		0.10%		01/19/22	25,022,000	25,022,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.11%		02/01/22	10,715,000	10,715,000
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		02/02/22	4,000,000	4,000,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.10%		02/09/22	33,492,000	33,492,000
Water RB Series 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,500,000	7,500,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	4,430,000	4,430,000
Water RB Series 2017A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	8,000,000	8,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.12%		01/07/22	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.07%		01/07/22	30,000	30,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.17%		01/07/22	795,000	795,000
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		0.12%		02/03/22	33,018,000	33,018,000
San Jose USD
GO Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	1,000,000	1,000,000
GO Bonds Series 2018E (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.12%		01/07/22	2,920,000	2,920,000
23
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose-Evergreen CCD
GO Bonds Series A (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.14%	01/06/22	01/07/22	6,580,000	6,580,000
San Marcos USD
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,230,000	2,230,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(b)	0.06%		01/03/22	800,000	800,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)(b)	0.11%		01/07/22	1,470,000	1,470,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	(a)(b)	0.17%		01/07/22	4,917,000	4,917,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	(a)(b)	0.11%		01/07/22	3,491,000	3,491,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	4,000,000	4,000,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.12%		01/07/22	22,325,000	22,325,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.06%		01/03/22	1,100,000	1,100,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)(b)	0.06%		01/03/22	1,095,000	1,095,000
Sunnyvale SD
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.12%		01/07/22	3,000,000	3,000,000
Temecula Valley USD
GO Bonds Series 2021D (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.12%		01/07/22	6,000,000	6,000,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,145,000	8,145,000
Univ of California
General RB Series 2013AF		5.00%		05/15/22	100,000	101,739
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.12%	01/06/22	01/07/22	12,000,000	12,000,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	2,685,000	2,685,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,600,000	7,600,000
General RB Series 2020BE		5.00%		05/15/22	410,000	417,129
General RB Series 2020BE (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.12%		01/07/22	3,500,000	3,500,000
General RB Series 2021BH		3.00%		05/15/22	210,000	212,141
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%	01/06/22	01/07/22	4,800,000	4,800,000
Limited Project RB Series 2021Q (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	2,500,000	2,500,000
Limited RB Series 2015I		5.00%		05/15/22	945,000	961,470
24
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	5,000,000	5,000,000
Medical Center Pooled RB Series 2016L		5.00%		05/15/22	100,000	101,741
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.12%		01/07/22	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	(a)(b)	0.13%		01/07/22	3,905,000	3,905,000
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.12%		01/07/22	5,483,000	5,483,000
						2,989,016,602
Total Municipal Securities (Cost $2,989,016,602)						2,989,016,602
Total Investments in Securities (Cost $2,989,016,602)						2,989,016,602

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,410,609,000 or 47.0% of net assets.
(d)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
25
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,989,016,602
Cash		1,107,086
Receivables:
Fund shares sold		15,411,562
Interest		1,633,009
Prepaid expenses	+	28,633
Total assets		3,007,196,892
Liabilities
Payables:
Fund shares redeemed		3,462,866
Investments bought		1,061,889
Investment adviser and administrator fees		264,973
Distributions to shareholders		137,556
Independent trustees’ fees		155
Accrued expenses	+	182,480
Total liabilities		5,109,919
Net assets		$3,002,086,973
Net Assets by Source
Capital received from investors		$3,002,086,973
Net assets		$3,002,086,973

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,223,778,883		2,222,513,003		$1.00
Ultra Shares	$778,308,090		777,873,136		$1.00

26
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$3,500,373
Expenses
Investment adviser and administrator fees		6,135,710
Shareholder service fees:
Investor Shares		3,883,205
Portfolio accounting fees		127,595
Registration fees		50,811
Professional fees		48,745
Shareholder reports		43,459
Independent trustees’ fees		35,947
Custodian fees		35,028
Transfer agent fees		10,457
Other expenses	+	38,788
Total expenses		10,409,745
Expense reduction by investment adviser and its affiliates	–	7,294,639
Net expenses	–	3,115,106
Net investment income		385,267
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		630,301
Increase in net assets resulting from operations		$1,015,568
27
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$385,267	$18,093,970
Net realized gains	+	630,301	400,572
Increase in net assets from operations		$1,015,568	$18,494,542
DISTRIBUTIONS TO SHAREHOLDERS1
Investor Shares		($704,169)	($18,359,373)
Ultra Shares	+	(217,643)	(33,265)
Total distributions		($921,812)	($18,392,638)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Investor Shares		592,595,743	4,549,442,281
Ultra Shares	+	1,016,702,079	467,753,645
Total shares sold		1,609,297,822	5,017,195,926
Shares Reinvested
Investor Shares		557,517	15,100,458
Ultra Shares	+	161,412	29,270
Total shares reinvested		718,929	15,129,728
Shares Redeemed
Investor Shares		(1,773,810,017)	(7,328,054,291)
Ultra Shares	+	(613,925,284)	(92,847,986)
Total shares redeemed		(2,387,735,301)	(7,420,902,277)
Net transactions in fund shares		(777,718,550)	(2,388,576,623)
NET ASSETS
Beginning of period		$3,779,711,767	$6,168,186,486
Total decrease	+	(777,624,794)	(2,388,474,719)
End of period		$3,002,086,973	$3,779,711,767

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
28
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.01
Total from investment operations	0.00 [3]	(0.00) [3]	0.01	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.01) [4]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	0.34%	1.18%	1.16% [4]	0.56% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.30% [5,6]	0.35%	0.35%	0.42% [7]
Gross operating expenses	0.38%	0.49%	0.51%	0.52%	0.56%
Net investment income (loss)	0.01%	0.43%	1.16%	1.16%	0.48%
Net assets, end of period (x 1,000,000)	$470	$668	$1,466	$1,126	$322

[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
29
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.06%	0.02% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.19% [6]
Gross operating expenses	0.23%	0.22% [6]
Net investment income (loss)	0.01%	0.03% [6]
Net assets, end of period (x 1,000,000)	$98	$119

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Annualized.
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Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.5% OF NET ASSETS
NEW YORK 102.5%
Albany City SD
BAN 2021B		1.00%		07/29/22	2,000,000	2,008,853
Ballston Spa CSD
GO BAN 2021A		1.25%		06/24/22	2,500,000	2,512,582
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	5,660,000	5,660,000
Central Square CSD
BAN 2021		1.50%		06/17/22	5,700,000	5,731,112
Colonie
GO BAN 2021		1.50%		03/11/22	6,990,000	7,005,994
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	8,490,000	8,490,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	10,440,000	10,440,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	11,365,000	11,365,000
Fayetteville-Manlius CSD
BAN 2021		1.00%		06/29/22	4,000,000	4,016,348
Irondequoit
BAN 2021A		1.50%		04/15/22	6,000,000	6,021,831
Kinderhook CSD
BAN 2021		1.00%		06/28/22	2,000,000	2,007,982
Kingston
BAN 2021B		1.25%		08/19/22	2,000,000	2,013,592
La Grange
BAN 2021A		1.25%		05/12/22	9,000,000	9,033,621
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.21%		01/07/22	10,500,000	10,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(b)(d)	0.17%		01/07/22	1,090,000	1,090,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(b)(d)	0.15%		01/07/22	2,850,000	2,850,000
31
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	7,500,000	7,500,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.15%		01/07/22	2,500,000	2,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	1,345,000	1,345,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	7,845,000	7,845,000
Monticello CSD
GO BAN 2021		1.25%		06/29/22	2,000,000	2,010,504
New York City
GO Bonds Fiscal 1995 Series B5		5.00%		08/15/22	100,000	102,906
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.07%		01/03/22	1,425,000	1,425,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G1		5.00%		04/01/22	100,000	101,166
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(b)(d)	0.08%		01/03/22	565,000	565,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(b)(d)	0.07%		01/03/22	6,100,000	6,100,000
GO Bonds Fiscal 2014 Series D1		5.00%		08/01/22	100,000	102,713
GO Bonds Fiscal 2014 Series E		5.25%		08/01/22	600,000	617,254
GO Bonds Fiscal 2014 Series I1		5.00%		03/01/22	225,000	226,693
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(b)(d)	0.06%		01/03/22	2,600,000	2,600,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	5,830,000	5,830,000
GO Bonds Fiscal 2016 Series C		5.00%		08/01/22	125,000	128,408
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.08%		01/03/22	700,000	700,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.15%		01/07/22	4,760,000	4,760,000
GO Bonds Fiscal 2019 Series D (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	4,005,000	4,005,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	4,665,000	4,665,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	4,665,000	4,665,000
GO Bonds Fiscal 2021 Series F (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	2,905,000	2,905,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	3,400,000	3,400,000
New York City Housing Development Corp
M/F Housing RB Series 2019B1A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	3,200,000	3,200,000
M/F Housing RB Series 2021H		0.12%		03/15/22	7,615,000	7,614,985
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(b)(d)	0.10%		01/07/22	8,350,000	8,350,000
32
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.11%		01/03/22	675,000	675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	1,000,000	1,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.11%		01/03/22	1,935,000	1,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	770,000	770,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	5,500,000	5,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	635,000	635,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA (LIQ: UBS AG)	(a)(b)(c)	0.14%		01/07/22	2,535,000	2,535,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.13%		01/07/22	8,000,000	8,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	13,470,000	13,470,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	7,795,000	7,795,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	9,100,000	9,100,000
Future Tax Secured RB Fiscal 2012 Series F-1		5.00%		05/01/22	150,000	152,362
Future Tax Secured Sub Bonds Fiscal 2016 Series E		5.00%		02/01/22	200,000	200,763
Future Tax Secured Sub Bonds Fiscal 2017 Series B		5.00%		08/01/22	110,000	112,993
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.08%		01/03/22	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal 2020 Series A1		5.00%		05/01/22	865,000	878,471
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	1,900,000	1,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	5,780,000	5,780,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(b)	0.14%	01/06/22	05/13/22	10,900,000	10,900,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(b)	0.14%	01/06/22	08/29/22	3,000,000	3,000,000
New York Liberty Development Corp
Liberty Refunding RB (4WTC) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	1,550,000	1,550,000
New York State Dormitory Auth
RB Series 2014C		5.00%		06/15/22	250,000	255,335
State Personal Income Tax RB Series 2012D		5.00%		02/15/22	110,000	110,617
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	2,000,000	2,000,000
State Personal Income Tax RB Series 2014A		5.00%		02/15/22	555,000	558,133
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Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2014E		4.00%		02/15/22	265,000	266,188
State Personal Income Tax RB Series 2015E		5.00%		03/15/22	125,000	126,183
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	4,950,000	4,950,000
State Personal Income Tax RB series 2016D		5.00%		02/15/22	670,000	673,784
State Personal Income Tax RB Series 2017A		5.00%		02/15/22	1,430,000	1,438,018
State Personal Income Tax RB Series 2018A		5.00%		03/15/22	200,000	201,901
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	2,830,000	2,830,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	2,865,000	2,865,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	5,950,000	5,950,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	1,900,000	1,900,000
State Sales Tax RB Series 2013A		5.00%		03/15/22	250,000	252,320
State Sales Tax RB Series 2015A		5.00%		03/15/22	1,320,000	1,332,366
State Sales Tax RB Series 2015B		5.00%		03/15/22	415,000	418,854
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.13%		01/07/22	7,960,000	7,960,000
State Sales Tax RB Series 2017A		5.00%		03/15/22	300,000	302,792
State Sales Tax RB Series 2018A		5.00%		03/15/22	150,000	151,395
State Sales Tax RB Series 2018C		5.00%		03/15/22	550,000	555,116
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	7,680,000	7,680,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(b)(d)	0.08%		01/07/22	16,400,000	16,400,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		5.00%		06/15/22	250,000	255,334
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	5,000,000	5,000,000
State Revolving Funds RB Series 2020B		4.00%		04/15/22	150,000	151,619
New York State HFA
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(b)(d)	0.12%		01/07/22	8,975,000	8,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.10%		01/07/22	9,995,000	9,995,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.14%		01/07/22	4,100,000	4,100,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	(b)(d)	0.17%		01/07/22	5,200,000	5,200,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.12%		01/07/22	1,860,000	1,860,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(b)(d)	0.17%		01/07/22	5,200,000	5,200,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	3,545,000	3,545,000
34
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Power Auth
CP Series 1		0.10%		01/06/22	2,000,000	2,000,000
CP Series 1		0.16%		03/16/22	1,150,000	1,150,000
CP Series 2		0.06%		01/06/22	3,500,000	3,499,974
CP Series 2		0.18%		05/12/22	17,000,000	17,000,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.13%		01/07/22	3,925,000	3,925,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	4,665,000	4,665,000
State Personal Income Tax RB Series 2013A2		2.00%		03/15/22	100,000	100,341
State Personal Income Tax RB Series 2014A		5.00%		03/15/22	275,000	277,586
State Personal Income Tax RB Series 2015A		5.00%		03/15/22	325,000	328,049
State Personal Income Tax RB Series 2016A		5.00%		03/15/22	345,000	348,239
State Sales Tax RB Series 2019A		5.00%		03/15/22	1,790,000	1,806,735
State Sales Tax RB Series 2019A 2021A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	7,160,000	7,160,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(d)	0.15%		01/07/22	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(d)	0.15%		01/07/22	40,000,000	40,000,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.33%		01/07/22	4,990,000	4,990,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.17%	01/06/22	01/07/22	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.18%		01/07/22	11,800,000	11,800,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(a)(b)(c)	0.15%		01/07/22	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.14%		01/07/22	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.14%		01/07/22	2,000,000	2,000,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	4,460,000	4,460,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	5,335,000	5,335,000
Sewanhaka Central HSD
TAN 2021-2022		1.50%		06/20/22	2,000,000	2,012,438
Sweet Home CSD
BAN 2021A		1.25%		07/07/22	5,000,000	5,026,683
Tompkins Cnty
BAN 2021B		1.50%		02/18/22	3,050,000	3,054,947
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.08%		01/03/22	7,135,000	7,135,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.09%		01/03/22	8,395,000	8,395,000
Ulster Cnty
GO BAN Series 2021		1.50%		11/17/22	2,000,000	2,021,363
35
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	(a)(b)(c)	0.13%		01/07/22	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.21%		01/07/22	670,000	670,000
Williamsville CSD
BAN 2021		1.00%		06/08/22	5,000,000	5,017,694
						582,205,137
Total Municipal Securities (Cost $582,205,137)						582,205,137
Total Investments in Securities (Cost $582,205,137)						582,205,137

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $311,770,000 or 54.9% of net assets.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$582,205,137
Cash		808,144
Receivables:
Interest		690,006
Fund shares sold		974
Prepaid expenses	+	21,076
Total assets		583,725,337
Liabilities
Payables:
Investments bought		15,000,037
Fund shares redeemed		723,944
Investment adviser and administrator fees		40,516
Distributions to shareholders		18,262
Independent trustees’ fees		134
Shareholder service fees		8
Accrued expenses	+	103,375
Total liabilities		15,886,276
Net assets		$567,839,061
Net Assets by Source
Capital received from investors		$567,838,898
Total distributable earnings	+	163
Net assets		$567,839,061

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$470,145,101		469,768,744		$1.00
Ultra Shares	$97,693,960		97,614,763		$1.00

37
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$815,733
Expenses
Investment adviser and administrator fees		1,210,165
Shareholder service fees:
Investor Shares		816,127
Portfolio accounting fees		90,692
Registration fees		51,594
Professional fees		41,960
Independent trustees’ fees		30,863
Shareholder reports		14,890
Custodian fees		9,630
Transfer agent fees		3,153
Other expenses	+	10,034
Total expenses		2,279,108
Expense reduction by investment adviser and its affiliates	–	1,538,314
Net expenses	–	740,794
Net investment income		74,939
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		221,870
Increase in net assets resulting from operations		$296,809
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Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$74,939	$4,309,216
Net realized gains	+	221,870	211,937
Increase in net assets from operations		$296,809	$4,521,153
DISTRIBUTIONS TO SHAREHOLDERS1
Investor Shares		($297,458)	($4,337,044)
Ultra Shares	+	(59,768)	(11,815)
Total distributions		($357,226)	($4,348,859)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Investor Shares		113,346,323	1,016,922,427
Ultra Shares	+	111,772,580	163,546,241
Total shares sold		225,118,903	1,180,468,668
Shares Reinvested
Investor Shares		264,270	3,648,496
Ultra Shares	+	38,346	6,111
Total shares reinvested		302,616	3,654,607
Shares Redeemed
Investor Shares		(311,534,023)	(1,818,866,602)
Ultra Shares	+	(133,032,255)	(44,716,260)
Total shares redeemed		(444,566,278)	(1,863,582,862)
Net transactions in fund shares		(219,144,759)	(679,459,587)
NET ASSETS
Beginning of period		$787,044,237	$1,466,331,530
Total decrease	+	(219,205,176)	(679,287,293)
End of period		$567,839,061	$787,044,237

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Municipal Money Funds  |  Annual Report
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Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	82%	80%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	11%
	(Bank of America NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Financial Notes (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Financial Notes (continued)

4. Risk Factors (continued):
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended December 31, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab California Municipal Money Fund	$389,916	$6,904,723	$7,294,639
Schwab New York Municipal Money Fund	252,747	1,285,567	1,538,314
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	TOTAL AGGREGATE TRANSACTIONS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$53,653,941	$—
Schwab New York Municipal Money Fund	67,378,074	—
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate

8. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab California Municipal Money Fund	$2,989,016,602
Schwab New York Municipal Money Fund	582,205,137
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	TOTAL
Schwab California Municipal Money Fund	$—	$—
Schwab New York Municipal Money Fund	163	163
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Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab California Municipal Money Fund	$349,944	$156,369	$415,499	$18,049,873	$150,371	$192,394
Schwab New York Municipal Money Fund	67,184	124,300	165,742	4,301,270	7,946	39,643
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2021:

Schwab California Municipal Money Fund	90.83%
Schwab New York Municipal Money Fund	89.87%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2021:
Schwab California Municipal Money Fund	$509,255
Schwab New York Municipal Money Fund	182,847
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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Schwab Municipal Money Funds
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Municipal Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-25
00270308

Annual Report  |  December 31, 2021
Schwab Value Advantage Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Value Advantage Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Value Advantage Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since 2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since 2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a steeper yield curve at the end of the reporting period provided incentive to buy securities with longer maturities, the fund’s weighted average maturity (WAM) increased, beginning at 36 days and ending the reporting period at 41 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	41 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.03%	0.03%
Seven-Day Yield (without waivers)[3]	-0.20%	-0.05%
Seven-Day Effective Yield (with waivers)[3]	0.03%	0.03%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.10%	$1,000.00	$1,000.20	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51
Ultra Shares
Actual Return	0.10%	$1,000.00	$1,000.20	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	—
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [2,3]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04% [3]	0.44%	2.07%	1.79%	0.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [4]	0.28% [4,5]	0.34%	0.34%	0.39% [6]
Gross operating expenses	0.35%	0.41%	0.42%	0.44%	0.54%
Net investment income (loss)	0.04%	0.47%	2.02%	1.87%	0.84%
Net assets, end of period (x 1,000,000)	$42,245	$56,419	$74,972	$47,721	$14,955

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[6]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.01	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3,4]	(0.01)	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.01)	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04% [4]	0.53%	2.22%	1.94%	1.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [5]	0.18% [5,6]	0.19%	0.19%	0.20% [7]
Gross operating expenses	0.20%	0.26%	0.27%	0.29%	0.33%
Net investment income (loss)	0.04%	0.56%	2.17%	2.00%	1.08%
Net assets, end of period (x 1,000,000)	$33,078	$37,882	$47,497	$29,554	$12,612

[1]	Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 22.7% OF NET ASSETS
BANK OF MONTREAL (CHICAGO BRANCH)		0.15%		01/31/22	250,000,000	250,000,000
		0.14%		02/14/22	334,000,000	334,000,000
		0.14%		02/23/22	129,000,000	129,000,000
		0.14%		02/25/22	290,000,000	290,000,000
		0.16%		04/08/22	262,000,000	262,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.15%)	(a)	0.20%	01/03/22	02/24/22	230,000,000	230,000,000
		0.22%		03/22/22	282,500,000	282,500,000
(SOFR + 0.11%)	(a)	0.16%	01/03/22	06/23/22	90,000,000	90,000,000
(SOFR + 0.11%)	(a)	0.16%	01/03/22	06/24/22	288,000,000	288,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.12%)	(a)	0.17%	01/03/22	04/07/22	253,000,000	253,000,000
(SOFR + 0.12%)	(a)	0.17%	01/03/22	04/13/22	192,000,000	192,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. BSBY + 0.10%)	(a)	0.18%		01/24/22	72,500,000	72,500,000
		0.26%		06/02/22	255,000,000	255,000,000
		0.29%		06/07/22	200,000,000	200,000,000
		0.35%		11/04/22	240,000,000	240,000,000
CITIBANK NA		0.18%		02/25/22	139,000,000	139,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.13%		02/16/22	291,000,000	291,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.17%		03/18/22	250,000,000	250,000,000
		0.33%		06/22/22	50,000,000	50,000,000
(SOFR + 0.13%)	(a)	0.18%	01/03/22	06/30/22	311,000,000	311,000,000
		0.28%		08/12/22	95,000,000	95,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.14%		03/01/22	288,000,000	288,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.06%		01/07/22	268,000,000	268,000,000
		0.08%		01/10/22	350,000,000	350,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)		0.18%		01/18/22	134,000,000	133,989,959
		0.17%		01/26/22	90,000,000	89,990,232
		0.19%		02/18/22	88,000,000	88,000,000
		0.18%		02/22/22	100,000,000	99,975,713
		0.18%		03/03/22	125,000,000	124,963,158
		0.19%		03/08/22	115,000,000	115,000,000
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Schwab Value Advantage Money Fund  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.19%		03/23/22	155,000,000	154,935,438
		0.22%		04/29/22	69,000,000	68,951,144
		0.30%		05/17/22	27,000,000	27,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(SOFR + 0.10%)	(a)	0.15%	01/03/22	02/24/22	100,000,000	100,000,000
		0.15%		03/17/22	124,000,000	124,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.09%)	(a)	0.14%	01/03/22	02/28/22	490,000,000	490,000,000
		0.22%		03/07/22	230,000,000	230,000,000
		0.22%		03/09/22	50,000,000	50,000,000
MUFG BANK LTD (LONDON BRANCH)		0.15%		01/10/22	235,000,000	235,000,000
MUFG BANK LTD (NEW YORK BRANCH)		0.14%		02/04/22	72,000,000	72,000,000
		0.14%		02/16/22	71,000,000	71,000,000
		0.15%		02/22/22	167,000,000	167,000,000
		0.14%		02/23/22	114,000,000	114,000,000
		0.14%		02/24/22	239,000,000	239,000,000
		0.14%		03/01/22	150,000,000	150,000,000
		0.14%		03/18/22	300,000,000	300,000,000
		0.21%		05/02/22	323,000,000	323,000,000
		0.34%		08/23/22	205,000,000	205,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.15%		01/31/22	250,000,000	250,000,000
		0.15%		02/10/22	200,000,000	200,000,000
		0.16%		03/02/22	100,000,000	100,000,000
		0.16%		03/03/22	280,000,000	280,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		0.14%		02/04/22	300,000,000	300,000,000
		0.14%		02/09/22	135,000,000	135,000,000
		0.13%		02/25/22	380,000,000	380,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.15%)	(a)	0.20%	01/03/22	02/17/22	245,000,000	245,000,000
		0.14%		02/25/22	88,500,000	88,500,000
		0.15%		04/01/22	117,000,000	117,000,000
(3 mo. USD-LIBOR + 0.03%)	(a)	0.16%	01/21/22	04/21/22	150,000,000	150,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.17%		05/20/22	174,000,000	174,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)	(a)	0.14%		01/06/22	98,000,000	98,000,000
		0.19%		02/22/22	135,000,000	135,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.16%		01/24/22	180,000,000	180,000,000
		0.16%		01/26/22	178,000,000	178,000,000
		0.14%		02/07/22	187,000,000	187,000,000
		0.22%		05/09/22	263,000,000	263,000,000
		0.25%		05/12/22	151,000,000	151,000,000
		0.25%		06/01/22	163,000,000	163,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.25%		04/27/22	292,000,000	292,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.18%		02/14/22	210,000,000	210,000,000
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Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.18%		02/15/22	139,000,000	139,000,000
		0.24%		03/30/22	28,000,000	28,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.13%		01/06/22	270,000,000	270,000,000
		0.17%		04/06/22	200,000,000	200,000,000
		0.30%		07/08/22	200,000,000	200,000,000
		0.20%		07/15/22	57,000,000	57,000,000
		0.27%		08/12/22	242,000,000	242,000,000
		0.28%		08/15/22	250,000,000	250,000,000
		0.37%		09/02/22	90,000,000	90,000,000
SWEDBANK (NEW YORK BRANCH)		0.13%		03/17/22	150,000,000	150,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.18%		03/28/22	252,000,000	252,000,000
		0.18%		03/30/22	100,000,000	100,000,000
		0.25%		04/13/22	182,000,000	182,000,000
		0.25%		04/20/22	35,000,000	35,000,000
(EFFR + 0.15%)	(a)	0.23%	01/03/22	05/18/22	400,000,000	400,000,000
(SOFR + 0.18%)	(a)	0.23%	01/03/22	05/23/22	173,000,000	173,000,000
(SOFR + 0.17%)	(a)	0.22%	01/03/22	05/25/22	397,000,000	397,000,000
		0.26%		05/26/22	208,000,000	208,000,000
		0.21%		08/08/22	82,000,000	82,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		0.15%		04/13/22	196,000,000	196,000,000
Total Certificates Of Deposit (Cost $17,110,305,644)						17,110,305,644

ASSET-BACKED COMMERCIAL PAPER 7.0% OF NET ASSETS
ANTALIS SA (ILE-DE-FRANCE)	(b)(c)	0.07%		01/04/22	43,000,000	42,999,916
	(b)(c)	0.16%		02/04/22	45,350,000	45,343,550
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	0.07%		01/07/22	99,000,000	98,999,230
BARTON CAPITAL SA	(b)(c)	0.22%		03/02/22	10,000,000	9,996,456
BEDFORD ROW FUNDING CORP
(EFFR + 0.10%)	(a)(b)(c)	0.18%	01/03/22	05/02/22	95,000,000	95,000,000
	(b)(c)	0.22%		05/09/22	165,000,000	164,872,950
	(b)(c)	0.22%		05/16/22	100,000,000	99,918,722
	(b)(c)	0.35%		06/24/22	40,000,000	39,933,111
(EFFR + 0.11%)	(a)(b)(c)	0.19%	01/03/22	06/27/22	83,000,000	83,000,000
(EFFR + 0.11%)	(a)(b)(c)	0.19%	01/03/22	06/29/22	100,000,000	100,000,000
BENNINGTON STARK CAPITAL COMPANY LLC	(b)(c)	0.13%		01/06/22	78,000,000	77,999,155
	(b)(c)	0.25%		02/25/22	134,000,000	134,000,000
	(b)(c)	0.25%		03/08/22	133,000,000	132,940,889
CHARIOT FUNDING LLC	(b)(c)	0.14%		03/07/22	40,000,000	39,990,200
	(b)(c)	0.14%		03/09/22	183,000,000	182,953,742
CHARTA LLC	(b)(c)	0.13%		02/01/22	25,000,000	24,997,382
	(b)(c)	0.14%		04/01/22	50,000,000	49,982,889
	(b)(c)	0.29%		06/01/22	72,000,000	71,913,580
COLLATERALIZED COMMERCIAL PAPER V CO LLC	(b)	0.16%		01/21/22	36,000,000	35,997,120
	(b)	0.15%		03/01/22	67,000,000	66,984,087
	(b)	0.15%		03/04/22	5,000,000	4,998,750
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Schwab Value Advantage Money Fund  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	0.15%		03/17/22	140,000,000	139,957,417
	(b)	0.16%		03/24/22	186,000,000	185,933,867
	(b)	0.16%		03/29/22	105,000,000	104,960,333
	(b)	0.15%		04/01/22	150,000,000	149,945,000
	(b)	0.18%		04/18/22	128,000,000	127,932,800
	(b)	0.21%		05/02/22	90,000,000	89,937,525
	(b)	0.25%		05/20/22	187,000,000	186,822,090
	(b)	0.28%		05/31/22	82,000,000	81,905,609
	(b)	0.26%		06/01/22	50,000,000	49,946,194
	(b)	0.27%		06/02/22	145,000,000	144,836,875
	(b)	0.33%		06/16/22	118,000,000	117,822,607
CRC FUNDING LLC	(b)(c)	0.13%		02/22/22	25,000,000	24,995,486
	(b)(c)	0.29%		06/01/22	46,000,000	45,944,787
CROWN POINT CAPITAL COMPANY LLC	(b)(c)	0.06%		01/03/22	39,477,000	39,477,000
LMA AMERICAS LLC	(b)(c)	0.06%		01/03/22	241,000,000	241,000,000
	(b)(c)	0.06%		01/05/22	126,000,000	125,999,580
	(b)(c)	0.20%		02/22/22	37,150,000	37,139,681
	(b)(c)	0.22%		02/28/22	45,000,000	44,984,600
	(b)(c)	0.21%		03/02/22	16,000,000	15,994,587
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	0.06%		01/03/22	53,134,000	53,134,000
OLD LINE FUNDING LLC	(b)(c)	0.13%		02/07/22	50,000,000	49,993,680
	(b)(c)	0.14%		02/10/22	75,000,000	74,988,917
	(b)(c)	0.14%		02/15/22	40,000,000	39,993,311
	(b)(c)	0.26%		04/14/22	50,000,000	49,963,528
	(b)(c)	0.22%		05/05/22	119,000,000	118,911,279
	(b)(c)	0.34%		06/08/22	67,000,000	66,901,287
PRICOA SHORT TERM FUNDING LLC	(b)(c)	0.16%		04/05/22	48,000,000	47,980,373
	(b)(c)	0.29%		06/02/22	24,000,000	23,971,000
	(b)(c)	0.30%		06/15/22	24,000,000	23,967,400
RIDGEFIELD FUNDING COMPANY LLC	(b)(c)	0.14%		02/01/22	126,000,000	125,985,790
	(b)(c)	0.35%		06/09/22	243,000,000	242,629,087
SHEFFIELD RECEIVABLES COMPANY LLC	(b)(c)	0.24%		04/01/22	50,000,000	49,970,667
STARBIRD FUNDING CORP	(b)(c)	0.15%		02/07/22	40,000,000	39,994,167
	(b)(c)	0.15%		03/16/22	100,000,000	99,970,000
	(b)(c)	0.15%		03/18/22	100,000,000	99,969,167
	(b)(c)	0.17%		04/18/22	70,000,000	69,965,292
	(b)(c)	0.30%		06/08/22	88,500,000	88,384,950
	(b)(c)	0.34%		06/13/22	100,000,000	99,847,944
THUNDER BAY FUNDING LLC	(b)(c)	0.18%		02/18/22	100,000,000	99,977,000
VERSAILLES COMMERCIAL PAPER LLC	(b)(c)	0.06%		01/06/22	2,300,000	2,299,988
	(b)(c)	0.28%		03/31/22	50,000,000	49,966,167
	(b)(c)	0.28%		04/01/22	68,000,000	67,953,458
Total Asset-Backed Commercial Paper (Cost $5,245,076,219)						5,245,076,219

12
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FINANCIAL COMPANY COMMERCIAL PAPER 15.9% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	(c)	0.32%		06/21/22	47,000,000	46,929,396
BANK OF MONTREAL		0.08%		01/03/22	100,000,000	100,000,000
BANK OF NOVA SCOTIA	(c)	0.18%		02/22/22	240,000,000	239,940,000
(SOFR + 0.15%)	(a)(c)	0.20%	01/03/22	02/22/22	500,000,000	500,000,000
	(c)	0.22%		03/11/22	69,000,000	68,971,748
(SOFR + 0.18%)	(a)(c)	0.23%	01/03/22	05/23/22	142,000,000	142,000,000
BARCLAYS BANK UK PLC	(c)	0.07%		01/05/22	193,000,000	192,999,249
	(c)	0.07%		01/06/22	291,000,000	290,998,302
	(c)	0.07%		01/07/22	193,000,000	192,998,499
BNP PARIBAS (NEW YORK BRANCH)		0.14%		02/14/22	63,000,000	62,989,710
CAISSE DES DEPOTS ET CONSIGNATIONS	(c)	0.13%		02/25/22	24,783,000	24,778,257
CANADIAN IMPERIAL BANK OF COMMERCE	(c)	0.29%		06/02/22	189,000,000	188,771,625
CITIGROUP GLOBAL MARKETS INC	(c)	0.22%		05/17/22	295,000,000	294,758,428
COMMONWEALTH BANK OF AUSTRALIA	(c)	0.20%		05/13/22	150,000,000	149,891,667
DBS BANK LTD	(c)	0.15%		04/01/22	189,000,000	188,933,010
	(c)	0.22%		05/02/22	25,000,000	24,981,819
ING US FUNDING LLC	(b)	0.23%		04/13/22	193,000,000	192,876,694
JP MORGAN SECURITIES LLC		0.23%		03/21/22	150,000,000	149,926,208
		0.17%		04/11/22	111,000,000	110,948,632
MACQUARIE BANK LTD	(c)	0.12%		01/07/22	48,000,000	47,999,360
	(c)	0.14%		01/31/22	149,000,000	148,983,775
	(c)	0.17%		02/23/22	100,000,000	99,975,917
	(c)	0.21%		03/08/22	77,000,000	76,971,253
MIZUHO BANK LTD (SINGAPORE BRANCH)	(c)	0.14%		01/14/22	188,000,000	187,992,245
	(c)	0.14%		02/01/22	183,000,000	182,980,099
	(c)	0.19%		02/18/22	300,000,000	299,929,083
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.08%)	(a)(c)	0.13%	01/03/22	02/25/22	495,000,000	495,000,000
	(c)	0.22%		03/07/22	163,000,000	162,937,245
NATIONAL BANK OF CANADA	(c)	0.14%		01/25/22	62,000,000	61,994,696
	(c)	0.14%		02/16/22	166,000,000	165,971,595
	(c)	0.14%		03/31/22	262,000,000	261,911,357
	(c)	0.26%		06/01/22	200,000,000	199,784,778
	(c)	0.32%		06/08/22	53,000,000	52,926,507
NATIONWIDE BUILDING SOCIETY	(c)	0.18%		01/21/22	130,000,000	129,988,300
	(c)	0.17%		01/24/22	150,000,000	149,985,125
NORDEA BANK ABP	(c)	0.14%		02/15/22	355,000,000	354,942,756
NRW BANK	(c)	0.13%		02/14/22	300,000,000	299,954,500
	(c)	0.13%		03/01/22	150,000,000	149,969,125
	(c)	0.13%		03/08/22	150,000,000	149,965,333
	(c)	0.13%		03/16/22	297,000,000	296,922,780
	(c)	0.13%		03/28/22	80,000,000	79,975,733
13
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORPORATION LTD
(SOFR + 0.12%)	(a)(c)	0.17%	01/03/22	06/22/22	200,000,000	200,000,000
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	(a)(c)	0.14%		01/04/22	359,000,000	359,000,000
(3 mo. USD-LIBOR + 0.02%)	(a)(c)	0.15%		01/04/22	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.02%)	(a)(c)	0.15%		01/05/22	100,000,000	100,000,000
SKANDINAVISKA ENSKILDA BANKEN AB	(c)	0.22%		03/15/22	266,000,000	265,884,586
	(c)	0.22%		05/12/22	300,000,000	299,768,875
	(c)	0.22%		05/16/22	44,000,000	43,964,238
	(c)	0.26%		05/23/22	46,200,000	46,153,287
	(c)	0.28%		08/08/22	290,000,000	289,510,544
	(c)	0.28%		08/12/22	206,000,000	205,645,909
SOCIETE GENERALE SA	(c)	0.17%		03/31/22	346,000,000	345,857,852
SUMITOMO MITSUI BANKING CORPORATION	(c)	0.20%		05/02/22	221,000,000	220,853,894
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	(c)	0.14%		01/06/22	80,000,000	79,999,067
	(c)	0.14%		01/10/22	210,000,000	209,994,283
	(c)	0.15%		01/21/22	50,000,000	49,996,250
	(c)	0.15%		01/28/22	100,000,000	99,989,583
	(c)	0.27%		03/25/22	32,000,000	31,980,560
SVENSKA HANDELSBANKEN AB	(c)	0.17%		03/18/22	73,000,000	72,974,491
	(c)	0.22%		06/02/22	107,535,000	107,436,426
SWEDBANK AB		0.15%		03/24/22	265,000,000	264,911,667
TORONTO-DOMINION BANK/THE	(c)	0.18%		05/20/22	78,100,000	78,046,501
UBS AG (LONDON BRANCH)	(c)	0.24%		03/30/22	48,000,000	47,972,480
	(c)	0.26%		05/16/22	229,000,000	228,780,033
UNITED OVERSEAS BANK LTD	(c)	0.15%		03/09/22	7,000,000	6,998,104
	(c)	0.19%		04/25/22	139,000,000	138,919,998
WESTPAC BANKING CORP	(c)	0.13%		03/28/22	249,000,000	248,924,470
	(c)	0.13%		03/29/22	100,000,000	99,969,306
	(c)	0.20%		05/11/22	340,000,000	339,758,222
	(c)	0.30%		06/09/22	192,000,000	191,748,800
Total Financial Company Commercial Paper (Cost $11,995,794,232)						11,995,794,232

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.3% OF NET ASSETS
BROWNSVILLE
CP SERIES A	(b)	0.30%		04/14/22	27,000,000	27,000,000
SAN ANTONIO
WATER SYSTEM CP SERIES A	(b)	0.11%		01/04/22	35,720,000	35,720,000
TOTALENERGIES CAPITAL CANADA LTD	(b)(c)	0.13%		01/07/22	200,000,000	199,997,111
	(b)(c)	0.13%		01/21/22	111,183,000	111,175,773
	(b)(c)	0.13%		02/01/22	240,000,000	239,974,867
	(b)(c)	0.14%		02/16/22	270,290,000	270,243,750
TOYOTA CREDIT CANADA INC		0.14%		01/04/22	100,000,000	99,999,611
		0.25%		03/16/22	86,000,000	85,957,000
14
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		0.13%		01/10/22	250,000,000	249,993,681
(3 mo. USD-LIBOR + 0.02%)	(a)	0.14%		01/13/22	180,000,000	180,000,000
		0.21%		01/14/22	75,000,000	74,995,187
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		0.15%		01/12/22	118,000,000	117,995,575
		0.16%		01/18/22	71,000,000	70,995,267
Total Non-Financial Company Commercial Paper (Cost $1,764,047,822)						1,764,047,822

NON-NEGOTIABLE TIME DEPOSITS 7.6% OF NET ASSETS
ABN AMRO BANK NV		0.08%		01/04/22	193,000,000	193,000,000
		0.08%		01/06/22	193,000,000	193,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.08%		01/05/22	820,000,000	820,000,000
		0.08%		01/06/22	1,377,000,000	1,377,000,000
CREDIT INDUSTRIEL ET COMMERCIAL		0.10%		01/04/22	748,000,000	748,000,000
ING BANK NV		0.08%		01/06/22	966,000,000	966,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.08%		01/05/22	116,000,000	116,000,000
		0.08%		01/06/22	194,000,000	194,000,000
SANTANDER UK PLC		0.06%		01/05/22	188,000,000	188,000,000
		0.06%		01/06/22	562,000,000	562,000,000
TORONTO-DOMINION BANK/THE		0.07%		01/06/22	343,000,000	343,000,000
Total Non-Negotiable Time Deposits (Cost $5,700,000,000)						5,700,000,000

NON-U.S. SOVEREIGN, SUB-SOVEREIGN AND SUPRA-NATIONAL DEBT 4.6% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	(c)	0.14%		01/27/22	40,000,000	39,996,267
	(c)	0.14%		02/08/22	1,000,000	999,865
	(c)	0.14%		02/28/22	434,000,000	433,905,484
	(c)	0.15%		04/07/22	187,000,000	186,926,758
	(c)	0.19%		04/20/22	345,000,000	344,810,298
	(c)	0.27%		04/26/22	325,000,000	324,724,563
ERSTE ABWICKLUNGSANSTALT	(c)	0.13%		01/10/22	148,722,000	148,718,241
	(c)	0.13%		01/12/22	98,000,000	97,996,815
	(c)	0.13%		01/18/22	177,000,000	176,990,413
	(c)	0.14%		02/01/22	200,000,000	199,977,444
	(c)	0.14%		02/02/22	100,000,000	99,988,333
	(c)	0.14%		02/07/22	74,000,000	73,989,928
	(c)	0.14%		02/10/22	100,000,000	99,985,222
	(c)	0.14%		02/11/22	99,000,000	98,984,985
	(c)	0.14%		02/15/22	97,000,000	96,983,779
FMS WERTMANAGEMENT AOER	(c)	0.12%		01/21/22	198,000,000	197,990,100
	(c)	0.13%		01/27/22	48,500,000	48,495,881
	(c)	0.12%		01/28/22	239,000,000	238,980,479
	(c)	0.12%		01/31/22	46,750,000	46,745,778
KFW	(c)	0.20%		01/21/22	175,000,000	174,982,500
15
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	0.20%		01/28/22	44,000,000	43,993,889
	(c)	0.14%		03/01/22	290,000,000	289,938,013
Total Non-U.S. Sovereign, Sub-Sovereign And Supra-National Debt (Cost $3,466,105,035)						3,466,105,035

VARIABLE RATE DEMAND NOTES 1.2% OF NET ASSETS
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(a)(d)	0.13%		01/07/22	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(a)(d)	0.12%		01/07/22	2,690,000	2,690,000
CALHOUN CNTY NAVIGATION IDA
PORT RB (FORMOSA PLASTICS) SERIES 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(c)(d)	0.11%		01/07/22	15,000,000	15,000,000
CALHOUN PORT AUTH
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2008 (LOC: BANK OF AMERICA NA)	(a)(d)	0.14%		01/07/22	31,300,000	31,300,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (RADY CHILDREN’S HOSPITAL) SERIES 2008B (LOC: WELLS FARGO BANK NA)	(a)(d)	0.07%		01/03/22	4,700,000	4,700,000
CAROL ALLEN LIQUIDITY TRUST II
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2021 (LOC: COMERICA BANK)	(a)(d)	0.14%		01/07/22	26,110,000	26,110,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(a)(d)	0.13%		01/07/22	48,000,000	48,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(a)(d)	0.08%		01/07/22	29,000,000	29,000,000
DALLAS-FORT WORTH INT’L AIRPORT FACILITY IMPROVEMENT CORP
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999	(a)(d)	0.13%		01/07/22	6,180,000	6,180,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(a)(d)	0.20%		01/07/22	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(a)(d)	0.20%		01/07/22	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	(a)(d)	0.08%		01/07/22	77,565,000	77,565,000
FULTON CNTY DEVELOPMENT AUTH
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999B	(a)(d)	0.13%		01/07/22	9,350,000	9,350,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	0.11%		01/07/22	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(d)	0.11%		01/07/22	23,800,000	23,800,000
IOWA FINANCE AUTH
MIDWESTERN DISASTER AREA RB (CARGILL) SERIES 2009A	(a)(d)	0.14%		01/07/22	45,000,000	45,000,000
16
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KENTON CNTY AIRPORT BOARD
SPECIAL FACILITIES RB (FLIGHTSAFETY) SERIES 2001A	(a)(d)	0.13%		01/07/22	4,400,000	4,400,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(a)(d)	0.22%		01/07/22	1,020,000	1,020,000
MARICOPA CNTY IDA
RB (BANNER HEALTH) SERIES 2021B1	(a)(d)	0.10%		01/07/22	48,000,000	48,000,000
RB (BANNER HEALTH) SERIES 2021B2	(a)(d)	0.09%		01/07/22	31,500,000	31,500,000
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(d)	0.12%		01/07/22	5,750,000	5,750,000
NEW CASTLE CNTY
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 2002	(a)(d)	0.13%		01/07/22	5,185,000	5,185,000
NEW YORK STATE HFA
HOUSING RB (250 W 93RD ST) SERIES 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(d)	0.12%		01/07/22	30,775,000	30,775,000
HOUSING RB (750 6TH AVE) SERIES 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(d)	0.12%		01/07/22	19,750,000	19,750,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(c)(d)	0.20%		01/07/22	31,000,000	31,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(a)(c)(d)	0.20%		01/07/22	19,000,000	19,000,000
ORANGE CNTY HFA
M/F HOUSING RB (LAUREL OAKS APTS II) SERIES 2007H (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)	0.13%		01/07/22	6,890,000	6,890,000
M/F HOUSING RB (LAUREL OAKS APTS) SERIES 2007G (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)	0.13%		01/07/22	7,460,000	7,460,000
OSCEOLA
SOLID WASTE DISPOSAL RB (PLUM POINT ENERGY) SERIES 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)(d)	0.11%		01/07/22	63,000,000	63,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	19,000,000	19,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	(a)(d)	0.09%		01/07/22	6,000,000	6,000,000
REFUNDING RB SERIES 2010A2 (LOC: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	19,640,000	19,640,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	57,000,000	57,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(a)(d)	0.20%		01/07/22	5,885,000	5,885,000
17
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS
GO BONDS SERIES 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(d)	0.12%		01/07/22	18,445,000	18,445,000
VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(d)	0.12%		01/07/22	22,355,000	22,355,000
VETERANS HOUSING ASSISTANCE PROGRAM SERIES 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(d)	0.12%		01/07/22	4,665,000	4,665,000
VETERANS HOUSING ASSISTANCE PROGRAM SERIES 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(d)	0.12%		01/07/22	2,965,000	2,965,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	(a)(d)	0.09%		01/07/22	8,000,000	8,000,000
UTAH WATER FINANCE AGENCY
RB SERIES 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(d)	0.13%		01/07/22	9,035,000	9,035,000
VOLUSIA CNTY HFA
M/F HOUSING RB (CAPE MORRIS COVE APTS) SERIES 2007A (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	0.14%		01/07/22	6,140,000	6,140,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(a)(d)	0.16%		01/07/22	21,375,000	21,375,000
Total Variable Rate Demand Notes (Cost $863,390,000)						863,390,000

OTHER INSTRUMENTS 0.3% OF NET ASSETS
BANK OF AMERICA NA
(EFFR + 0.06%)	(a)	0.14%	01/03/22	05/04/22	245,000,000	245,000,000
Total Other Instruments (Cost $245,000,000)						245,000,000

OTHER MUNICIPAL SECURITIES 0.0% OF NET ASSETS
Nevada Dept of Business & Industry
RB (BRIGHTLINE WEST PASSENGER RAIL) SERIES 2020A (ESCROW)		0.25%		02/01/22	7,500,000	7,500,000
Total Other Municipal Securities (Cost $7,500,000)						7,500,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 38.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 6.9%
BANK OF MONTREAL
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	246,001,025	246,000,000
(Collateralized by U.S. Government Agency Securities valued at $253,381,056, 1.50% - 6.37%, due 12/01/26 - 01/01/52)
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	400,001,667	400,000,000
(Collateralized by U.S. Government Agency Securities valued at $412,000,000, 2.00% - 5.00%, due 01/01/37 - 10/01/50)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	310,001,292	310,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $321,509,208, 0.00% - 5.00%, due 01/11/22 - 12/20/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	300,001,250	300,000,000
(Collateralized by U.S. Treasury Securities valued at $306,001,278, 3.00% - 4.63%, due 08/15/39 - 11/15/45)
JP MORGAN SECURITIES LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	1,150,004,792	1,150,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,184,500,000, 1.50% - 8.00%, due 07/20/24 - 11/15/63)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	193,000,804	193,000,000
(Collateralized by U.S. Treasury Securities valued at $196,860,074, 0.00%, due 05/12/22 - 12/29/22)
RBC DOMINION SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	600,002,500	600,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $615,330,113, 0.13% - 5.50%, due 02/28/22 - 12/01/51)
ROYAL BANK OF CANADA
Issued 10/07/21, repurchase date 01/05/22		0.06%		01/05/22	677,101,550	677,000,000
(Collateralized by U.S. Government Agency Securities valued at $697,414,597, 1.00% - 7.25%, due 06/15/24 - 01/01/52)
Issued 07/13/21, repurchase date 02/08/22		0.06%		01/07/22	971,288,063	971,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,000,480,046, 1.50% - 7.50%, due 01/01/24 - 01/20/63)
Issued 11/01/21, repurchase date 02/01/22		0.06%		01/07/22	364,040,647	364,000,000
(Collateralized by U.S. Government Agency Securities valued at $374,977,488, 1.50% - 6.91%, due 09/25/27 - 11/01/51)
						5,211,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 24.3%
BARCLAYS BANK PLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	500,002,083	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,002,209, 0.00% - 6.13%, due 01/15/22 - 08/15/29)
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	21,657,492	21,657,402
(Collateralized by U.S. Treasury Securities valued at $22,090,647, 1.75% - 2.75%, due 06/30/22 - 08/31/25)
BNP PARIBAS SA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	250,001,042	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,001,068, 0.13% - 3.00%, due 03/31/22 - 02/15/51)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	250,001,042	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,001,101, 0.50% - 1.00%, due 08/31/27 - 07/31/28)
CREDIT SUISSE AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	80,000,333	80,000,000
(Collateralized by U.S. Treasury Securities valued at $81,600,398, 0.12% - 0.13%, due 10/31/23 - 04/15/25)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	15,074,062,808	15,074,000,000
(Collateralized by U.S. Treasury Securities valued at $15,074,062,907, 0.13% - 2.63%, due 07/31/22 - 05/31/24)
FICC - BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.06%		01/03/22	1,522,007,610	1,522,000,000
(Collateralized by U.S. Treasury Securities valued at $1,552,440,001, 0.13% - 1.38%, due 08/31/27 - 01/15/31)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	300,001,250	300,000,000
(Collateralized by U.S. Treasury Securities valued at $306,000,104, 1.88% - 2.50%, due 05/15/24 - 11/15/51)
RBC DOMINION SECURITIES INC
Issued 10/28/21, repurchase date 01/24/22		0.06%		01/07/22	205,024,258	205,000,000
(Collateralized by U.S. Treasury Securities valued at $209,128,149, 0.00% - 6.25%, due 03/22/22 - 11/15/50)
Issued 11/26/21, repurchase date 03/01/22		0.07%		01/07/22	106,008,657	106,000,000
(Collateralized by U.S. Treasury Securities valued at $108,140,042, 0.25% - 6.13%, due 02/15/23 - 02/15/50)
						18,308,657,402
OTHER REPURCHASE AGREEMENTS** 6.9%
BMO CAPITAL MARKETS CORP
Issued 12/29/21, repurchase date 01/05/22		0.16%		01/05/22	169,005,258	169,000,000
(Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $177,435,068, 0.00% - 9.46%, due 02/08/22 - 12/31/00)
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 12/28/21, repurchase date 01/04/22		0.16%		01/04/22	283,008,804	283,000,000
(Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $313,248,401, 0.33% - 8.21%, due 02/07/22 - 12/31/00)
Issued 12/28/21, repurchase date 01/04/22		0.22%		01/04/22	193,008,256	193,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $221,959,495, 0.34% - 9.11%, due 01/16/26 - 07/25/46)
Issued 10/22/21, repurchase date 01/20/22		0.30%		01/20/22	241,180,750	241,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $277,357,863, 0.16% - 5.95%, due 12/25/32 - 04/25/47)
Issued 12/21/21, repurchase date 01/21/22		0.23%		01/21/22	75,014,854	75,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $79,661,458, 0.00% - 5.55%, due 02/17/22 - 05/10/46)
Issued 10/29/21, repurchase date 01/27/22		0.30%		01/27/22	373,279,750	373,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $429,271,604, 0.34% - 12.00%, due 03/22/22 - 12/31/00)
BOFA SECURITIES INC
Issued 12/28/21, repurchase date 03/28/22		0.25%		02/04/22	146,038,528	146,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $153,301,005, 0.38% - 8.50%, due 06/01/22 - 12/31/00)
Issued 12/01/21, repurchase date 03/01/22		0.37%		02/04/22	427,285,260	427,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $491,050,000, 0.00% - 10.85%, due 07/25/25 - 07/15/69)
Issued 12/17/21, repurchase date 04/18/22		0.34%		03/31/22	241,236,716	241,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $260,280,000, 0.00%, due 01/01/49 - 12/31/00)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/27/21, repurchase date 01/03/22		0.13%		01/03/22	375,009,479	375,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $394,771,509, 0.45% - 10.25%, due 04/15/22 - 08/15/51)
Issued 12/29/21, repurchase date 01/05/22		0.13%		01/05/22	373,009,429	373,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $392,038,971, 0.86% - 10.25%, due 02/15/23 - 12/31/00)
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 10/20/21, repurchase date 04/18/22		0.38%		03/31/22	509,870,390	509,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $585,794,866, 0.00% - 13.13%, due 01/15/22 - 12/31/00)
Issued 10/27/21, repurchase date 04/25/22		0.38%		03/31/22	314,513,739	314,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $361,347,755, 0.00% - 11.00%, due 01/15/22 - 12/31/00)
Issued 12/31/21, repurchase date 07/29/22		0.43%		06/29/22	378,812,700	378,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $408,240,001, 0.00%, due 02/22/26 - 12/31/00)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.17%		01/03/22	49,000,694	49,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $52,920,020, 0.00%, due 12/31/00)
RBC CAPITAL MARKETS LLC
Issued 12/28/21, repurchase date 01/04/22		0.17%		01/04/22	315,010,413	315,000,000
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $330,782,692, 0.00% - 13.00%, due 01/12/22 - 12/31/00)
Issued 12/15/21, repurchase date 03/15/22		0.22%		02/04/22	223,069,502	223,000,000
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $234,070,224, 0.13% - 8.00%, due 01/15/22 - 12/31/00)
WELLS FARGO SECURITIES LLC
Issued 10/25/21, repurchase date 04/25/22		0.59%		04/05/22	305,809,775	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $351,796,971, 0.00% - 8.19%, due 07/20/22 - 03/25/65)
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/07/21, repurchase date 06/06/22		0.65%		04/05/22	165,354,521	165,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $190,370,114, 0.00% - 6.51%, due 01/17/24 - 09/29/60)
						5,154,000,000
Total Repurchase Agreements (Cost $28,673,657,402)						28,673,657,402
Total Investments in Securities (Cost $75,070,876,354)						75,070,876,354

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs, American depositary receipts and perpetual bonds, are represented by 12/31/00.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,223,733,802 or 25.5% of net assets.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
BSBY —	Bloomberg Short-Term Bank Yield Index
CNTY —	County
CP —	Commercial paper
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$46,397,218,952
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		28,673,657,402
Cash		50,400
Receivables:
Fund shares sold		354,666,293
Interest		9,829,776
Prepaid expenses	+	589,891
Total assets		75,436,012,714
Liabilities
Payables:
Fund shares redeemed		101,905,912
Investment adviser and administrator fees		7,356,568
Distributions to shareholders		1,374,273
Independent trustees’ fees		765
Accrued expenses	+	2,098,482
Total liabilities		112,736,000
Net assets		$75,323,276,714
Net Assets by Source
Capital received from investors		$75,323,273,081
Total distributable earnings	+	3,633
Net assets		$75,323,276,714

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$42,245,328,076		42,243,641,320		$1.00
Ultra Shares	$33,077,948,638		33,076,750,776		$1.00

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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$121,773,540
Expenses
Investment adviser and administrator fees		154,441,769
Shareholder service fees:
Investor Shares		71,144,141
Custodian fees		1,429,567
Registration fees		1,057,317
Portfolio accounting fees		989,832
Shareholder reports		732,897
Professional fees		266,621
Transfer agent fees		234,582
Independent trustees’ fees		189,183
Other expenses	+	903,449
Total expenses		231,389,358
Expense reduction by investment adviser and its affiliates	–	139,276,986
Net expenses	–	92,112,372
Net investment income		29,661,168
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		9,276
Increase in net assets resulting from operations		$29,670,444
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Schwab Value Advantage Money Fund  |  Annual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$29,661,168	$560,130,793
Net realized gains	+	9,276	1,493,351
Increase in net assets from operations		$29,670,444	$561,624,144
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($17,251,715)	($315,482,113)
Ultra Shares	+	(12,414,827)	(245,419,009)
Total distributions		($29,666,542)	($560,901,122)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		16,073,464,443	59,504,647,997
Ultra Shares	+	23,051,474,291	51,710,517,078
Total shares sold		39,124,938,734	111,215,165,075
Shares issued in connection with reorganization[1]
Investor Shares	+	—	842,101,929
Total shares issued in connection with reorganization		—	842,101,929
Shares Reinvested
Investor Shares		14,038,849	267,184,204
Ultra Shares	+	10,043,474	208,224,282
Total shares reinvested		24,082,323	475,408,486
Shares Redeemed
Investor Shares		(30,261,185,452)	(79,166,878,998)
Ultra Shares	+	(27,865,832,468)	(61,533,811,535)
Total shares redeemed		(58,127,017,920)	(140,700,690,533)
Net transactions in fund shares		(18,977,996,863)	(28,168,015,043)
NET ASSETS
Beginning of period		$94,301,269,675	$122,468,561,696
Total decrease	+	(18,977,992,961)	(28,167,292,021)
End of period		$75,323,276,714	$94,301,269,675

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective February 24, 2020, all the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund totaling a net value of $842,178,185 were transferred to the Schwab Value Advantage Money Fund. (See financial note 8)
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Schwab Value Advantage Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2021, the fund had investments in repurchase agreements with a gross value of $28,673,657,402 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
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Financial Notes (continued)

3. Risk Factors (continued):
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
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Financial Notes (continued)

3. Risk Factors (continued):
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended December 31, 2021, the fund waived a total of $139,276,986 in expenses: $5,911,394 was waived in accordance with the contractual expense limitation agreement and $133,365,592 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $92,771,434 and includes realized gains (losses) of $0.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the fund’s investments was $75,070,876,354.
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	TOTAL
$3,633	$3,633
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$29,666,542	$560,901,122
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
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Financial Notes (continued)

7. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.

8. Reorganization:
Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund were transferred to the Schwab Value Advantage Money Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the open of business on February 24, 2020. The reorganization is intended to achieve economies of scale on the three funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the reorganization.
	BEFORE REORGANIZATION			AFTER REORGANIZATION
	SCHWAB VALUE ADVANTAGE MONEY FUND	SCHWAB RETIREMENT ADVANTAGE MONEY FUND	SCHWAB INVESTOR MONEY FUND	SCHWAB VALUE ADVANTAGE MONEY FUND
Shares:
Investor Shares	75,525,909,298	198,958,986	643,142,943	76,368,011,227
Ultra Shares	50,310,908,264	—	—	50,310,908,264
Net Assets:
Investor Shares	$75,527,152,916	$198,952,517	$643,225,668	$76,369,331,101
Ultra Shares	$50,311,700,098	—	—	$50,311,700,098
Net Asset Value:
Investor Shares	$1.00	$1.00	$1.00	$1.00
Ultra Shares	$1.00	—	—	$1.00
Net unrealized appreciation (depreciation)	—	—	—	—
Value of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Cost of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Since the net asset values of each of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund are immaterial to the net assets of the Schwab Value Advantage Money Fund, pro forma financial statements showing the effect of the reorganization are not presented. The Schwab Value Advantage Money Fund acquired capital loss carryovers aggregating $4,366, from Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2021, the fund designates 95.68% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Value Advantage Money Fund  |  Annual Report

Notes

Notes

Schwab Value Advantage Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-25
00270307

Annual Report  |  December 31, 2021
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Government Money Funds continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund

The Schwab Government Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) was reduced toward the end of the reporting period as the likelihood of imminent interest rate increases rose, beginning the reporting period at 46 days and ending it at 34 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[2]	*	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.37%	-0.27%	-0.12%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
5
Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) declined only slightly for the reporting period, beginning it at 54 days and ending it at 53 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	53 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.29%	-0.14%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) was reduced toward the end of the reporting period as the likelihood of imminent interest rate increases rose, beginning the reporting period at 53 days and ending it at 39 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
8
Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.27%	-0.12%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
9
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.06%	$1,000.00	$1,000.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Investor Shares
Actual Return	0.06%	$1,000.00	$1,000.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Ultra Shares
Actual Return	0.06%	$1,000.00	$1,000.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.04%	$1,000.00	$1,000.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Ultra Shares
Actual Return	0.04%	$1,000.00	$1,000.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Ultra Shares
Actual Return	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Sweep Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2,3]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02% [3]	0.23%	1.65%	1.23%	0.26%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [4]	0.30% [4,5]	0.59%	0.62%	0.63% [4,6]
Gross operating expenses	0.45%	0.52%	0.59%	0.62%	0.68%
Net investment income ( loss)	0.02%	0.18%	1.64%	1.12%	0.25%
Net assets, end of period (x 1,000,000)	$24,159	$20,119	$12,450	$11,325	$25,324

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[6]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	—	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.02	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3,4]	(0.00) [3]	(0.02)	(0.02)	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.02)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02% [4]	0.30%	1.90%	1.51%	0.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [5]	0.27% [5,6]	0.35%	0.35%	0.40% [5,7]
Gross operating expenses	0.35%	0.43%	0.47%	0.48%	0.53%
Net investment income (loss)	0.02%	0.28%	1.84%	1.66%	0.51%
Net assets, end of period (x 1,000,000)	$6,782	$11,980	$13,436	$7,871	$1,362

[1]	Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3,4]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.02% [4]	0.00% [5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [7]	0.13% [7,8]
Gross operating expenses	0.20%	0.20% [8]
Net investment income (loss)	0.03%	0.01% [8]
Net assets, end of period (x 1,000,000)	$4,726	$1,647

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Annualized.
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 9.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.08%)	(a)	0.13%	01/03/22	03/10/22	66,400,000	66,400,000
		1.92%		05/02/22	1,000,000	1,006,040
		0.08%		05/09/22	23,600,000	23,599,237
		0.06%		05/17/22	117,800,000	117,798,767
		0.25%		06/02/22	3,205,000	3,207,357
		0.08%		06/03/22	9,400,000	9,396,846
		2.20%		06/03/22	13,955,000	14,077,804
		0.07%		07/06/22	23,600,000	23,591,556
(SOFR + 0.04%)	(a)	0.09%	01/03/22	07/08/22	94,500,000	94,497,560
		0.07%		07/19/22	56,600,000	56,578,319
(SOFR + 0.09%)	(a)	0.14%	01/03/22	07/25/22	58,200,000	58,198,359
		1.85%		08/05/22	5,100,000	5,152,707
		0.07%		08/10/22	5,390,000	5,389,804
		0.09%		08/18/22	37,800,000	37,778,548
		0.11%		08/31/22	34,000,000	33,975,067
(EFFR - 0.02%)	(a)	0.06%	01/03/22	09/08/22	188,500,000	188,500,000
		1.70%		09/19/22	4,000,000	4,044,517
(SOFR + 0.06%)	(a)	0.11%	01/03/22	10/21/22	118,000,000	118,000,000
		0.15%		11/16/22	94,600,000	94,581,713
(3 mo. US TBILL + 0.02%)	(a)	0.11%	01/03/22	05/01/23	117,800,000	117,800,000
(3 mo. US TBILL + 0.03%)	(a)	0.11%	01/04/22	07/13/23	47,100,000	47,100,000
(EFFR - 0.01%)	(a)	0.07%	01/03/22	07/21/23	155,300,000	155,299,999
(SOFR + 0.06%)	(a)	0.11%	01/03/22	11/07/23	42,600,000	42,600,000
(EFFR + 0.03%)	(a)	0.11%	01/03/22	12/08/23	26,600,000	26,600,000
(SOFR + 0.12%)	(a)	0.17%	01/03/22	12/08/23	47,300,000	47,355,367
(SOFR + 0.06%)	(a)	0.11%	01/03/22	12/13/23	33,100,000	33,100,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.12%)	(a)	0.17%	01/03/22	02/28/22	119,000,000	119,000,000
		2.50%		03/11/22	5,000,000	5,022,302
		2.13%		06/10/22	1,575,000	1,588,867
		0.21%		12/02/22	118,100,000	118,100,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.38%		01/13/22	175,707,000	175,818,113
(SOFR + 0.15%)	(a)	0.20%	01/03/22	03/04/22	150,300,000	150,299,134
14
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.20%)	(a)	0.25%	01/03/22	03/11/22	36,800,000	36,800,000
(SOFR + 0.19%)	(a)	0.24%	01/03/22	06/02/22	187,000,000	187,000,000
		0.25%		06/08/22	5,150,000	5,153,941
(SOFR + 0.10%)	(a)	0.15%	01/03/22	08/19/22	230,900,000	230,900,000
(SOFR + 0.10%)	(a)	0.15%	01/03/22	09/09/22	131,700,000	131,700,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.88%		04/05/22	1,345,000	1,351,100
(SOFR + 0.35%)	(a)	0.40%	01/03/22	04/07/22	111,800,000	111,807,306
		2.25%		04/12/22	23,600,000	23,738,744
(SOFR + 0.39%)	(a)	0.44%	01/03/22	04/15/22	129,300,000	129,305,370
(SOFR + 0.24%)	(a)	0.29%	01/03/22	04/29/22	93,000,000	93,000,000
(SOFR + 0.20%)	(a)	0.25%	01/03/22	05/09/22	139,000,000	139,000,000
(SOFR + 0.19%)	(a)	0.24%	01/03/22	05/19/22	186,000,000	186,000,000
(SOFR + 0.19%)	(a)	0.24%	01/03/22	05/27/22	109,750,000	109,749,999
		1.38%		09/06/22	10,550,000	10,640,394
Total U.S. Government Agency Debt (Cost $3,391,604,837)						3,391,604,837

U.S. TREASURY DEBT 22.5% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.15%)	(a)	0.24%	01/03/22	01/31/22	274,750,000	274,761,878
		1.38%		01/31/22	59,200,000	59,259,152
		1.50%		01/31/22	377,100,000	377,505,503
		2.50%		02/15/22	151,000,000	151,429,935
		1.88%		02/28/22	393,100,000	394,188,233
		2.38%		03/15/22	342,400,000	343,933,433
		1.75%		03/31/22	325,100,000	326,382,213
		1.88%		03/31/22	133,500,000	134,074,322
		2.25%		04/15/22	146,800,000	147,689,482
		0.11%		04/26/22	376,100,000	375,976,044
		0.13%		04/30/22	40,000,000	40,005,284
(3 mo. US TBILL + 0.11%)	(a)	0.20%	01/03/22	04/30/22	395,600,000	395,672,837
		1.88%		04/30/22	147,000,000	147,838,466
		0.13%		05/03/22	316,000,000	315,868,386
		2.13%		05/15/22	48,635,000	48,990,087
		0.13%		05/31/22	128,300,000	128,313,194
		1.75%		05/31/22	95,000,000	95,640,520
		1.88%		05/31/22	233,000,000	234,655,519
		0.11%		06/09/22	39,000,000	38,982,056
		1.75%		06/15/22	74,293,000	74,834,505
		0.13%		06/30/22	31,200,000	31,196,784
		1.75%		06/30/22	38,200,000	38,512,984
		0.09%		07/14/22	168,300,000	168,219,216
		0.13%		07/31/22	116,000,000	116,033,351
(3 mo. US TBILL + 0.06%)	(a)	0.14%	01/03/22	07/31/22	233,400,000	233,397,603
		1.88%		07/31/22	123,000,000	124,269,892
		2.00%		07/31/22	140,000,000	141,545,532
		0.11%		08/11/22	107,200,000	107,131,213
		1.50%		08/15/22	450,749,800	454,696,051
		0.13%		08/31/22	346,500,000	346,607,486
15
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.63%		08/31/22	261,900,000	264,451,260
		1.88%		08/31/22	105,400,000	106,645,608
		1.50%		09/15/22	382,700,000	386,481,878
		0.13%		09/30/22	251,500,000	251,569,308
		1.75%		09/30/22	153,000,000	154,878,969
		1.88%		09/30/22	104,300,000	105,635,762
(3 mo. US TBILL + 0.06%)	(a)	0.14%	01/03/22	10/31/22	100,000,000	99,995,827
(3 mo. US TBILL + 0.05%)	(a)	0.13%	01/03/22	01/31/23	447,500,000	447,632,149
(3 mo. US TBILL + 0.03%)	(a)	0.12%	01/03/22	04/30/23	115,200,000	115,213,871
(3 mo. US TBILL + 0.03%)	(a)	0.11%	01/03/22	07/31/23	95,000,000	95,002,269
(3 mo. US TBILL + 0.04%)	(a)	0.12%	01/03/22	10/31/23	76,800,000	76,798,581
Total U.S. Treasury Debt (Cost $7,971,916,643)						7,971,916,643

VARIABLE RATE DEMAND NOTES 2.0% OF NET ASSETS
ABAG FINANCE AUTH
M/F HOUSING RB (CROSSING APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	57,875,000	57,875,000
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.20%		01/07/22	10,100,000	10,100,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.11%		01/07/22	56,900,000	56,900,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (BAY VISTA AT MEADOW PARK APTS) SERIES 2003NN-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	26,230,000	26,230,000
M/F HOUSING RB (CROSSINGS WEST APTS) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	10,100,000	10,100,000
M/F HOUSING RB (VARENNA ASSISTED LIVING APTS) SERIES 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	10,685,000	10,685,000
M/F HOUSING RB (WILSHIRE COURT APTS) SERIES 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	20,190,000	20,190,000
CAPITAL AREA HOUSING FINANCE CORP
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	12,855,000	12,855,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	13,605,000	13,605,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.13%		01/07/22	53,100,000	53,100,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE RB (MARINER’S CAY APTS) SERIES 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.10%		01/07/22	2,160,000	2,160,000
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	11,200,000	11,200,000
16
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HARRIS CNTY HOUSING FINANCE CORP
M/F HOUSING RB (LAFAYETTE VILLAGE APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	11,515,000	11,515,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	16,990,000	16,990,000
JACKSONVILLE HFA
M/F HOUSING RB (HARTWOOD APTS) SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	3,000,000	3,000,000
LENAWEE CNTY ECONOMIC DEVELOPMENT CORP
REFUNDING RB (SIENA HEIGHTS UNIV) SERIES 2009 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	3,890,000	3,890,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	24,900,000	24,900,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.19%		01/07/22	13,200,000	13,200,000
NEW YORK STATE HFA
HOUSING RB (316 11TH AVE) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.10%		01/07/22	1,005,000	1,005,000
HOUSING RB (THEATRE ROW TOWER) SERIES 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.10%		01/07/22	11,600,000	11,600,000
HOUSING RB SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.10%		01/07/22	19,800,000	19,800,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	9,895,000	9,895,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	10,080,000	10,080,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.14%		01/07/22	6,600,000	6,600,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	12,205,000	12,205,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.11%		01/07/22	77,300,000	77,300,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	42,300,000	42,300,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	9,250,000	9,250,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	12,200,000	12,200,000
17
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO REDEVELOPMENT AGENCY
M/F HOUSING RB (3RD & MISSION) SERIES 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	17,150,000	17,150,000
SAN JOSE
M/F HOUSING RB (CINNABAR COMMONS) SERIES 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.07%		01/07/22	13,340,000	13,340,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.18%		01/07/22	11,400,000	11,400,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	10,960,000	10,960,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.20%		01/07/22	13,800,000	13,800,000
M/F HOUSING RB (WINDSHIRE APTS) SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	12,200,000	12,200,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	12,245,000	12,245,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	9,940,000	9,940,000
WASHINGTON STATE HOUSING FINANCE COMMISSION
M/F HOUSING RB (RAINIER COURT APTS) SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	12,750,000	12,750,000
Total Variable Rate Demand Notes (Cost $684,515,000)						684,515,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 67.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 34.8%
BANK OF MONTREAL
Issued 11/04/21, repurchase date 01/27/22		0.06%		01/07/22	236,025,173	236,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $243,104,417, 1.25% - 6.00%, due 11/30/26 - 01/15/62)
Issued 12/15/21, repurchase date 01/14/22		0.06%		01/07/22	237,009,085	237,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $244,055,974, 1.25% - 6.50%, due 11/30/26 - 12/20/51)
BOFA SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	2,970,012,375	2,970,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,059,100,000, 1.04% - 6.15%, due 05/01/23 - 12/01/51)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	1,025,004,271	1,025,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,055,754,399, 2.00% - 4.50%, due 07/20/43 - 12/20/51)
18
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	332,001,383	332,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $338,927,645, 0.13% - 5.00%, due 01/31/22 - 01/01/52)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	352,001,467	352,000,000
(Collateralized by U.S. Treasury Securities valued at $359,041,512, 0.13% - 4.38%, due 04/15/29 - 02/15/51)
GOLDMAN SACHS & CO LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	350,001,458	350,000,000
(Collateralized by U.S. Government Agency Securities valued at $357,000,000, 2.00% - 7.00%, due 06/01/24 - 12/01/51)
Issued 12/28/21, repurchase date 01/04/22		0.06%		01/04/22	538,006,277	538,000,000
(Collateralized by U.S. Government Agency Securities valued at $548,760,000, 1.50% - 8.50%, due 04/01/25 - 08/01/56)
Issued 12/29/21, repurchase date 01/05/22		0.06%		01/05/22	534,006,230	534,000,000
(Collateralized by U.S. Government Agency Securities valued at $544,680,000, 2.00% - 6.50%, due 10/01/30 - 06/15/60)
JP MORGAN SECURITIES LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	1,000,004,167	1,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000,000, 2.00% - 8.00%, due 10/20/27 - 01/01/52)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	250,001,042	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,000, 1.50% - 8.50%, due 11/15/26 - 12/20/51)
Issued 11/15/21, repurchase date 05/13/22	(a)	0.20%	01/03/22	04/05/22	474,371,300	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,344,632, 0.00% - 7.00%, due 04/25/26 - 10/16/63) (SOFR + 0.15%)
Issued 11/23/21, repurchase date 05/27/22	(a)	0.20%	01/03/22	04/05/22	474,350,233	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,322,933, 0.30% - 7.50%, due 09/25/24 - 10/16/62) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	91,000,379	91,000,000
(Collateralized by U.S. Treasury Securities valued at $92,820,029, 0.25% - 2.13%, due 10/31/22 - 08/15/29)
RBC DOMINION SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	328,001,367	328,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $336,942,618, 0.13% - 6.50%, due 05/31/23 - 12/01/51)
19
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	642,002,675	642,000,000
(Collateralized by U.S. Treasury Securities valued at $654,842,770, 0.13% - 2.38%, due 04/15/22 - 02/15/48)
Issued 10/07/21, repurchase date 01/05/22		0.06%		01/05/22	285,042,750	285,000,000
(Collateralized by U.S. Government Agency Securities valued at $293,594,033, 2.00% - 6.91%, due 11/01/28 - 11/20/51)
Issued 07/13/21, repurchase date 02/08/22		0.06%		01/07/22	941,279,163	941,000,000
(Collateralized by U.S. Government Agency Securities valued at $969,569,230, 1.25% - 5.50%, due 12/01/22 - 01/01/60)
Issued 11/01/21, repurchase date 02/01/22		0.06%		01/07/22	304,033,947	304,000,000
(Collateralized by U.S. Government Agency Securities valued at $313,168,012, 1.31% - 7.25%, due 01/01/24 - 12/20/51)
Issued 12/17/21, repurchase date 02/24/22		0.06%		01/07/22	474,016,590	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,276,145, 1.25% - 6.50%, due 07/15/28 - 07/01/55)
Issued 04/05/21, repurchase date 02/03/22		0.07%		01/07/22	474,255,302	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,508,592, 1.25% - 9.00%, due 04/01/24 - 02/01/57)
						12,311,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 32.6%
BARCLAYS BANK PLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	21,068,268	21,068,180
(Collateralized by U.S. Treasury Securities valued at $21,489,656, 2.75%, due 08/31/25)
BARCLAYS CAPITAL INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	100,000,417	100,000,000
(Collateralized by U.S. Treasury Securities valued at $102,000,059, 0.00% - 7.25%, due 01/11/22 - 11/15/51)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	9,217,038,404	9,217,000,000
(Collateralized by U.S. Treasury Securities valued at $9,217,038,502, 1.13% - 2.00%, due 05/31/24 - 02/15/31)
FICC - BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.06%		01/03/22	717,003,585	717,000,000
(Collateralized by U.S. Treasury Securities valued at $731,340,081, 0.25% - 1.25%, due 06/15/24 - 08/15/31)
Issued 12/30/21, repurchase date 01/06/22		0.06%		01/06/22	83,000,968	83,000,000
(Collateralized by U.S. Treasury Securities valued at $85,316,716, 0.25% - 1.00%, due 12/15/24 - 05/31/25)
JP MORGAN SECURITIES LLC
Issued 12/29/21, repurchase date 01/05/22		0.05%		01/05/22	555,005,396	555,000,000
(Collateralized by U.S. Treasury Securities valued at $566,101,584, 0.00% - 2.50%, due 02/15/22 - 10/31/22)
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Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/21, repurchase date 01/06/22		0.05%		01/06/22	655,006,368	655,000,000
(Collateralized by U.S. Treasury Securities valued at $668,100,969, 0.00% - 2.00%, due 04/15/22 - 10/31/22)
RBC DOMINION SECURITIES INC
Issued 10/28/21, repurchase date 01/24/22		0.06%		01/07/22	135,015,975	135,000,000
(Collateralized by U.S. Treasury Securities valued at $137,718,545, 0.00% - 6.50%, due 01/20/22 - 11/15/50)
Issued 11/26/21, repurchase date 03/01/22		0.07%		01/07/22	69,005,635	69,000,000
(Collateralized by U.S. Treasury Securities valued at $70,393,001, 0.13% - 6.25%, due 02/28/22 - 08/15/51)
						11,552,068,180
Total Repurchase Agreements (Cost $23,863,068,180)						23,863,068,180
Total Investments in Securities (Cost $35,911,104,660)						35,911,104,660

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$12,048,036,480
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		23,863,068,180
Receivables:
Fund shares sold		60,981,007
Interest		28,029,128
Prepaid expenses	+	546,581
Total assets		36,000,661,376
Liabilities
Payables:
Investments bought		315,868,386
Fund shares redeemed		14,713,842
Investment adviser and administrator fees		1,802,649
Distributions to shareholders		159,753
Shareholder service fees		50,833
Independent trustees’ fees		443
Accrued expenses	+	736,964
Total liabilities		333,332,870
Net assets		$35,667,328,506
Net Assets by Source
Capital received from investors		$35,667,328,506
Net assets		$35,667,328,506

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$24,159,220,292		24,159,075,635		$1.00
Investor Shares	$6,781,876,508		6,781,752,270		$1.00
Ultra Shares	$4,726,231,706		4,726,238,856		$1.00

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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$28,773,481
Expenses
Investment adviser and administrator fees		61,651,820
Shareholder service fees:
Sweep Shares		52,171,410
Investor Shares		13,419,888
Registration fees		821,326
Custodian fees		419,345
Portfolio accounting fees		414,720
Shareholder reports		401,939
Professional fees		137,838
Transfer agent fees		97,590
Independent trustees’ fees		89,021
Other expenses	+	318,039
Total expenses		129,942,936
Expense reduction by investment adviser and its affiliates	–	108,897,025
Net expenses	–	21,045,911
Net investment income		7,727,570
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		117,866
Increase in net assets resulting from operations		$7,845,436
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$7,727,570	$71,392,255
Net realized gains	+	117,866	5,375
Increase in net assets from operations		$7,845,436	$71,397,630
DISTRIBUTIONS TO SHAREHOLDERS1
Sweep Shares		($5,121,566)	($29,441,697)
Investor Shares		(1,852,305)	(41,930,643)
Ultra Shares	+	(860,246)	(22,585)
Total distributions		($7,834,117)	($71,394,925)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Sweep Shares		36,238,466,978	85,957,904,791
Investor Shares		5,161,189,251	23,334,546,656
Ultra Shares	+	7,375,013,859	2,223,298,968
Total shares sold		48,774,670,088	111,515,750,415
Shares Reinvested
Sweep Shares		5,049,524	29,440,336
Investor Shares		1,408,653	34,089,502
Ultra Shares	+	737,509	14,496
Total shares reinvested		7,195,686	63,544,334
Shares Redeemed
Sweep Shares		(32,203,488,522)	(78,318,071,859)
Investor Shares		(10,361,209,799)	(24,824,251,174)
Ultra Shares	+	(4,296,794,714)	(576,031,262)
Total shares redeemed		(46,861,493,035)	(103,718,354,295)
Net transactions in fund shares		1,920,372,739	7,860,940,454
NET ASSETS
Beginning of period		$33,746,944,448	$25,886,001,289
Total increase	+	1,920,384,058	7,860,943,159
End of period		$35,667,328,506	$33,746,944,448

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.01) [4]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3,5]	(0.00) [3]	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.02% [5]	0.27%	1.84%	1.40% [6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.05% [7]	0.23% [7,8]	0.35%	0.35% [9]
Gross operating expenses	0.35%	0.45%	0.49%	0.49% [9]
Net investment income (loss)	0.02%	0.15%	1.77%	1.64% [9]
Net assets, end of period (x 1,000,000)	$7,468	$11,297	$7,517	$3,414

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[5]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[6]	Not annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Annualized.
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Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3,4]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.02% [4]	0.00% [5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.05% [7]	0.12% [7,8]
Gross operating expenses	0.20%	0.21% [8]
Net investment income (loss)	0.02%	0.01% [8]
Net assets, end of period (x 1,000,000)	$3,850	$2,260

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Annualized.
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Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 10.2% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.00%		01/05/22	51,835,000	51,834,997
		0.01%		01/19/22	25,000,000	24,999,889
FEDERAL HOME LOAN BANKS		0.01%		01/21/22	350,000,000	349,999,125
		0.00%		01/26/22	500,000,000	499,998,403
		0.01%		01/28/22	25,000,000	24,999,826
		0.02%		02/25/22	199,600,000	199,594,123
Total U.S. Government Agency Debt (Cost $1,151,426,363)						1,151,426,363

U.S. TREASURY DEBT 89.7% OF NET ASSETS
UNITED STATES TREASURY		0.00%		01/11/22	150,000,000	149,999,967
		0.00%		01/13/22	24,000,000	24,000,000
		0.03%		01/13/22	379,934,000	379,930,834
		0.05%		01/13/22	150,000,000	149,997,979
		2.50%		01/15/22	27,911,000	27,933,096
		0.00%		01/18/22	69,000,000	69,000,000
		0.00%		01/25/22	250,000,000	250,000,000
		0.01%		01/25/22	24,000,000	23,999,927
		0.00%		01/27/22	84,000,000	84,000,000
(3 mo. US TBILL + 0.15%)	(a)	0.24%	01/03/22	01/31/22	162,600,000	162,602,330
		1.38%		01/31/22	97,600,000	97,697,663
		0.03%		02/01/22	250,000,000	249,994,965
		0.04%		02/01/22	620,000,000	619,981,110
		0.01%		02/03/22	415,000,000	414,998,213
		0.04%		02/03/22	1,298,991,000	1,298,947,161
		0.05%		02/03/22	125,000,000	124,994,618
		0.00%		02/08/22	350,000,000	350,000,000
		0.01%		02/10/22	350,000,000	349,996,306
		0.04%		02/10/22	250,000,000	249,989,444
		0.01%		02/15/22	201,000,000	200,998,800
		2.00%		02/15/22	100,000,000	100,227,664
		2.50%		02/15/22	213,000,000	213,608,189
		0.04%		02/17/22	250,000,000	249,987,344
		0.05%		02/17/22	325,000,000	324,981,719
		0.01%		02/22/22	139,917,000	139,915,613
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Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.02%		02/22/22	150,000,000	149,996,458
		1.13%		02/28/22	71,000,000	71,117,792
		1.75%		02/28/22	150,000,000	150,393,918
		1.88%		02/28/22	212,900,000	213,494,327
		0.06%		03/01/22	200,000,000	199,982,583
		2.38%		03/15/22	96,200,000	96,631,596
		0.04%		03/31/22	250,000,000	249,975,833
		0.38%		03/31/22	67,629,000	67,679,809
		1.75%		03/31/22	115,400,000	115,855,120
		1.88%		03/31/22	48,300,000	48,507,788
		0.06%		04/12/22	20,096,000	20,092,933
		2.25%		04/15/22	338,800,000	340,861,118
		0.11%		04/26/22	60,000,000	59,980,225
		0.13%		04/30/22	45,522,000	45,527,999
(3 mo. US TBILL + 0.11%)	(a)	0.20%	01/03/22	04/30/22	117,100,000	117,118,126
		1.75%		04/30/22	70,000,000	70,377,298
		0.13%		05/03/22	100,000,000	99,958,350
		1.75%		06/15/22	48,618,000	48,984,154
		0.09%		07/14/22	57,000,000	56,972,640
(3 mo. US TBILL + 0.06%)	(a)	0.14%	01/03/22	07/31/22	43,000,000	43,006,237
		1.88%		07/31/22	158,600,000	160,240,241
		2.00%		07/31/22	50,000,000	50,551,962
		0.11%		08/11/22	36,300,000	36,276,708
		1.50%		08/15/22	62,700,000	63,249,834
		1.63%		08/15/22	88,400,000	89,225,452
		0.13%		08/31/22	90,000,000	90,028,920
		1.63%		08/31/22	34,000,000	34,345,884
		1.88%		08/31/22	100,000,000	101,181,791
		1.50%		09/15/22	30,000,000	30,297,148
		0.13%		09/30/22	30,000,000	30,008,608
		1.88%		09/30/22	15,000,000	15,192,104
(3 mo. US TBILL + 0.06%)	(a)	0.14%	01/03/22	10/31/22	283,500,000	283,496,847
(3 mo. US TBILL + 0.05%)	(a)	0.13%	01/03/22	01/31/23	115,400,000	115,430,175
(3 mo. US TBILL + 0.03%)	(a)	0.11%	01/03/22	07/31/23	159,000,000	159,003,798
(3 mo. US TBILL + 0.04%)	(a)	0.12%	01/03/22	10/31/23	325,000,000	325,045,268
Total U.S. Treasury Debt (Cost $10,157,871,986)						10,157,871,986
Total Investments in Securities (Cost $11,309,298,349)						11,309,298,349

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$11,309,298,349
Receivables:
Fund shares sold		105,605,003
Interest		13,683,821
Prepaid expenses	+	113,589
Total assets		11,428,700,762
Liabilities
Payables:
Investments bought		99,958,350
Fund shares redeemed		10,291,018
Investment adviser and administrator fees		372,598
Distributions to shareholders		107,706
Independent trustees’ fees		235
Accrued expenses	+	280,830
Total liabilities		111,010,737
Net assets		$11,317,690,025
Net Assets by Source
Capital received from investors		$11,317,690,025
Net assets		$11,317,690,025

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,467,951,901		7,467,406,002		$1.00
Ultra Shares	$3,849,738,124		3,849,380,754		$1.00

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Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$8,431,013
Expenses
Investment adviser and administrator fees		21,748,946
Shareholder service fees:
Investor Shares		12,974,236
Registration fees		707,677
Portfolio accounting fees		152,365
Custodian fees		120,853
Professional fees		68,675
Shareholder reports		55,857
Independent trustees’ fees		52,010
Transfer agent fees		33,189
Other expenses	+	136,661
Total expenses		36,050,469
Expense reduction by investment adviser and its affiliates	–	30,061,621
Net expenses	–	5,988,848
Net investment income		2,442,165
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		36,463
Increase in net assets resulting from operations		$2,478,628
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Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$2,442,165	$22,517,821
Net realized gains	+	36,463	57,156
Increase in net assets from operations		$2,478,628	$22,574,977
DISTRIBUTIONS TO SHAREHOLDERS1
Investor Shares		($1,801,826)	($22,517,362)
Ultra Shares	+	(662,132)	(31,600)
Total distributions		($2,463,958)	($22,548,962)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Investor Shares		3,352,593,664	29,346,089,219
Ultra Shares	+	7,366,011,332	2,973,597,958
Total shares sold		10,718,604,996	32,319,687,177
Shares Reinvested
Investor Shares		1,270,465	18,040,784
Ultra Shares	+	471,471	13,520
Total shares reinvested		1,741,936	18,054,304
Shares Redeemed
Investor Shares		(7,183,136,807)	(25,583,897,686)
Ultra Shares	+	(5,776,830,785)	(713,882,742)
Total shares redeemed		(12,959,967,592)	(26,297,780,428)
Net transactions in fund shares		(2,239,620,660)	6,039,961,053
NET ASSETS
Beginning of period		$13,557,296,015	$7,517,308,947
Total increase (decrease)	+	(2,239,605,990)	6,039,987,068
End of period		$11,317,690,025	$13,557,296,015

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.01) [4]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.27%	1.89%	1.51%	0.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [5]	0.30% [5,6]	0.35%	0.35%	0.33% [5,7]
Gross operating expenses	0.35%	0.46%	0.48%	0.49%	0.54%
Net investment income (loss)	0.01%	0.27%	1.86%	1.57%	0.65%
Net assets, end of period (x 1,000,000)	$5,632	$7,573	$10,820	$7,545	$3,125

[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.01%	0.00% [4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [6]	0.16% [6,7]
Gross operating expenses	0.20%	0.21% [7]
Net investment income (loss)	0.01%	0.01% [7]
Net assets, end of period (x 1,000,000)	$2,244	$1,754

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[7]	Annualized.
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 36.0% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.15%)	(a)(b)	0.24%	01/03/22	01/31/22	315,300,000	315,309,906
		1.38%		01/31/22	79,800,000	79,879,861
		1.50%		01/31/22	100,800,000	100,908,392
		2.50%		02/15/22	40,000,000	40,113,890
		1.88%		02/28/22	111,400,000	111,708,562
		2.38%		03/15/22	91,700,000	92,110,668
		1.75%		03/31/22	85,600,000	85,937,591
		1.88%		03/31/22	34,900,000	35,050,141
		2.25%		04/15/22	40,500,000	40,745,395
		0.11%		04/26/22	99,500,000	99,467,207
		0.13%		04/30/22	10,000,000	10,001,321
(3 mo. US TBILL + 0.11%)	(b)	0.20%	01/03/22	04/30/22	64,200,000	64,204,526
		1.88%		04/30/22	24,000,000	24,136,450
		0.13%		05/03/22	68,000,000	67,971,678
		0.13%		05/31/22	65,000,000	65,006,618
		1.75%		05/31/22	20,000,000	20,134,846
		1.88%		05/31/22	54,000,000	54,383,683
		0.11%		06/09/22	9,000,000	8,995,859
		0.13%		06/09/22	50,000,000	49,972,634
		1.75%		06/15/22	86,000,000	86,634,038
		0.13%		06/30/22	7,100,000	7,099,268
		1.75%		06/30/22	9,500,000	9,577,836
		0.09%		07/14/22	39,800,000	39,780,896
		0.13%		07/31/22	29,200,000	29,208,394
(3 mo. US TBILL + 0.06%)	(b)	0.14%	01/03/22	07/31/22	182,500,000	182,502,538
		1.88%		07/31/22	41,400,000	41,827,379
		0.11%		08/11/22	25,300,000	25,283,766
		1.50%		08/15/22	110,700,000	111,669,096
		1.63%		08/15/22	61,600,000	62,175,202
		0.13%		08/31/22	94,000,000	94,029,241
		1.63%		08/31/22	59,700,000	60,281,462
		1.88%		08/31/22	26,000,000	26,307,266
		1.50%		09/15/22	113,700,000	114,824,048
		0.13%		09/30/22	55,900,000	55,915,334
		1.75%		09/30/22	38,000,000	38,466,672
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.88%		09/30/22	24,600,000	24,915,050
(3 mo. US TBILL + 0.06%)	(b)	0.14%	01/03/22	10/31/22	91,000,000	90,999,520
(3 mo. US TBILL + 0.05%)	(b)	0.13%	01/03/22	01/31/23	54,900,000	54,911,015
(3 mo. US TBILL + 0.03%)	(b)	0.12%	01/03/22	04/30/23	28,000,000	28,003,371
(3 mo. US TBILL + 0.03%)	(b)	0.11%	01/03/22	07/31/23	216,000,000	216,004,563
(3 mo. US TBILL + 0.04%)	(b)	0.12%	01/03/22	10/31/23	68,700,000	68,712,589
Total U.S. Treasury Debt (Cost $2,835,167,772)						2,835,167,772

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 63.0% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 63.0%
BANK OF NOVA SCOTIA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	100,000,417	100,000,000
(Collateralized by U.S. Treasury Securities valued at $102,000,469, 0.00% - 2.88%, due 03/29/22 - 08/15/28)
BARCLAYS BANK PLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	623,722	623,719
(Collateralized by U.S. Treasury Securities valued at $636,283, 2.75%, due 08/31/25)
BNP PARIBAS SA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	350,001,458	350,000,000
(Collateralized by U.S. Treasury Securities valued at $357,001,600, 0.75% - 5.50%, due 06/30/28 - 09/30/28)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	50,000,208	50,000,000
(Collateralized by U.S. Treasury Securities valued at $51,000,255, 0.13% - 1.13%, due 02/28/23 - 02/28/27)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	2,776,011,567	2,776,000,000
(Collateralized by U.S. Treasury Securities valued at $2,776,011,655, 1.50% - 2.38%, due 05/15/29 - 02/15/30)
FICC - BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.06%		01/03/22	670,003,350	670,000,000
(Collateralized by U.S. Treasury Securities valued at $683,400,106, 2.88% - 4.75%, due 02/15/41 - 11/15/46)
Issued 12/30/21, repurchase date 01/06/22		0.06%		01/06/22	103,501,208	103,500,000
(Collateralized by U.S. Treasury Securities valued at $106,218,383, 1.00%, due 12/15/24)
JP MORGAN SECURITIES LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	200,000,833	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,000,001, 0.00% - 6.00%, due 04/21/22 - 05/15/27)
Issued 12/29/21, repurchase date 01/05/22		0.05%		01/05/22	204,001,983	204,000,000
(Collateralized by U.S. Treasury Securities valued at $208,080,764, 2.50%, due 01/15/22 - 02/15/22)
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/21, repurchase date 01/06/22		0.05%		01/06/22	300,002,917	300,000,000
(Collateralized by U.S. Treasury Securities valued at $306,000,451, 0.00% - 2.50%, due 02/15/22 - 11/30/23)
RBC DOMINION SECURITIES INC
Issued 10/28/21, repurchase date 01/24/22		0.06%		01/07/22	142,016,803	142,000,000
(Collateralized by U.S. Treasury Securities valued at $144,859,475, 0.00% - 6.25%, due 03/22/22 - 05/15/51)
Issued 11/26/21, repurchase date 03/01/22		0.07%		01/07/22	66,005,390	66,000,000
(Collateralized by U.S. Treasury Securities valued at $67,332,496, 0.13% - 6.00%, due 02/15/23 - 11/15/51)
						4,962,123,719
Total Repurchase Agreements (Cost $4,962,123,719)						4,962,123,719
Total Investments in Securities (Cost $7,797,291,491)						7,797,291,491

(a)	All or a portion of this security is held as collateral for delayed-delivery securities.
(b)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,835,167,772
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		4,962,123,719
Receivables:
Fund shares sold		155,885,176
Interest		6,960,152
Prepaid expenses	+	75,147
Total assets		7,960,211,966
Liabilities
Payables:
Investments bought		67,971,678
Fund shares redeemed		15,821,870
Investment adviser and administrator fees		358,609
Distributions to shareholders		94,561
Independent trustees’ fees		198
Accrued expenses	+	224,205
Total liabilities		84,471,121
Net assets		$7,875,740,845
Net Assets by Source
Capital received from investors		$7,875,740,845
Net assets		$7,875,740,845

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$5,631,617,936		5,631,574,940		$1.00
Ultra Shares	$2,244,122,909		2,244,122,044		$1.00

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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$5,977,007
Expenses
Investment adviser and administrator fees		15,860,238
Shareholder service fees:
Investor Shares		9,159,769
Registration fees		380,841
Portfolio accounting fees		145,548
Custodian fees		86,232
Professional fees		57,720
Independent trustees’ fees		45,879
Shareholder reports		40,124
Transfer agent fees		26,121
Other expenses	+	101,808
Total expenses		25,904,280
Expense reduction by investment adviser and its affiliates	–	20,947,809
Net expenses	–	4,956,471
Net investment income		1,020,536
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		141,307
Increase in net assets resulting from operations		$1,161,843
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$1,020,536	$30,300,226
Net realized gains	+	141,307	8,789
Increase in net assets from operations		$1,161,843	$30,309,015
DISTRIBUTIONS TO SHAREHOLDERS1
Investor Shares		($830,558)	($30,263,364)
Ultra Shares	+	(312,394)	(41,584)
Total distributions		($1,142,952)	($30,304,948)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Investor Shares		4,104,127,424	17,426,820,437
Ultra Shares	+	5,204,907,250	2,394,046,136
Total shares sold		9,309,034,674	19,820,866,573
Shares Reinvested
Investor Shares		612,767	23,948,502
Ultra Shares	+	247,243	31,929
Total shares reinvested		860,010	23,980,431
Shares Redeemed
Investor Shares		(6,045,832,432)	(20,698,011,339)
Ultra Shares	+	(4,714,777,107)	(640,333,407)
Total shares redeemed		(10,760,609,539)	(21,338,344,746)
Net transactions in fund shares		(1,450,714,855)	(1,493,497,742)
NET ASSETS
Beginning of period		$9,326,436,809	$10,819,930,484
Total decrease	+	(1,450,695,964)	(1,493,493,675)
End of period		$7,875,740,845	$9,326,436,809

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2021, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$23,863,068,180
Schwab Treasury Obligations Money Fund	4,962,123,719
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and
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Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk.(Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
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Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended December 31, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Government Money Fund	$2,684,204	$106,212,821	$108,897,025
Schwab U.S. Treasury Money Fund	1,313,841	28,747,780	30,061,621
Schwab Treasury Obligations Money Fund	873,036	20,074,773	20,947,809
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	TOTAL AGGREGATE TRANSACTIONS	REALIZED GAINS (LOSSES)
Schwab Government Money Fund	$177,920,583	$—
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Government Money Funds
Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab Government Money Fund	$35,911,104,660
Schwab U.S. Treasury Money Fund	11,309,298,349
Schwab Treasury Obligations Money Fund	7,797,291,491
As of December 31, 2021, the funds had no components of distributable earnings on a tax basis.
The tax basis components of distributions paid during the current and prior fiscal years were:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Government Money Fund	$7,827,838	$6,279	$71,394,925	$—
Schwab U.S. Treasury Money Fund	2,442,165	21,793	22,548,962	—
Schwab Treasury Obligations Money Fund	1,040,488	102,464	30,304,948	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
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Schwab Government Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the “Funds”), three of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019; except for Schwab U.S. Treasury Money Fund, the financial highlights for the year ended December 31, 2019 and for the period from January 17, 2018 to December 31, 2018, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Government Money Funds
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2021, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code.

Schwab Government Money Fund	84.13%
Schwab U.S. Treasury Money Fund	84.61%
Schwab Treasury Obligations Money Fund	96.57%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2021:
Schwab Government Money Fund	$17,598
Schwab U.S. Treasury Money Fund	36,463
Schwab Treasury Obligations Money Fund	121,355
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Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
52
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

53
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

54
Schwab Government Money Funds  |  Annual Report

Notes

Schwab Government Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-17
00270306

Annual Report  |  December 31, 2021
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund as of December 31, 2021

The Schwab Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2021, interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated. Yields on muni money market securities rose slightly as the reporting period came to an end. The SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.07%, fell to a low of 0.02% during the summer, and ended the reporting period at 0.10%.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) decreased slightly over the reporting period, beginning at 34 days and ending the reporting period at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	33 Days
Largest Holdings by State % of Investments4

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.19%	-0.04%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund as of December 31, 2021

The Schwab AMT Tax-Free Money Fund’s (the fund) goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal (muni) agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2021, interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated. Yields on muni money market securities rose slightly as the reporting period came to an end. The SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.07%, fell to a low of 0.02% during the summer, and ended the reporting period at 0.10%.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning at 35 days and ending the reporting period at 27 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	27 Days
Largest Holdings by State % of Investments4

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.22%	-0.07%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.09%	$1,000.00	$1,000.20	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46
Ultra Shares
Actual Return	0.09%	$1,000.00	$1,000.20	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.09%	$1,000.00	$1,000.20	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46
Ultra Shares
Actual Return	0.09%	$1,000.00	$1,000.20	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	—	—	—	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.35%	1.20%	1.15%	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [4]	0.29% [4,5]	0.34%	0.34%	0.42% [6]
Gross operating expenses	0.35%	0.45%	0.48%	0.48%	0.53%
Net investment income (loss)	0.01%	0.35%	1.19%	1.17%	0.50%
Net assets, end of period (x 1,000,000)	$1,597	$2,041	$2,674	$2,735	$822

[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[6]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1,2]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00 [4]	0.00 [4]	0.01	0.01	0.01
Net realized and unrealized gains (losses)	0.00 [4]	0.00 [4]	0.00 [4]	(0.00) [4]	0.00 [4]
Total from investment operations	0.00 [4]	0.00 [4]	0.01	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [4]	(0.00) [4]	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	(0.00) [4]	—	—	—	—
Total distributions	(0.00) [4]	(0.00) [4]	(0.01)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.44%	1.35%	1.30%	0.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [5]	0.19% [5,6]	0.19%	0.19%	0.22% [7]
Gross operating expenses	0.20%	0.30%	0.33%	0.33%	0.47%
Net investment income (loss)	0.01%	0.45%	1.33%	1.31%	0.71%
Net assets, end of period (x 1,000,000)	$6,405	$9,948	$13,010	$12,748	$5,832

[1]	Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.
[2]	Effective November 17, 2017, the Select Shares merged into Ultra Shares.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.9% OF NET ASSETS
ALABAMA 2.4%
Alabama HFA
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.20%		01/07/22	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.20%		01/07/22	1,825,000	1,825,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.15%	01/06/22	01/07/22	22,500,000	22,500,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.16%	01/06/22	01/07/22	12,855,000	12,855,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	4,000,000	4,000,000
Huntsville Health Care Auth
CP		0.12%		02/08/22	23,500,000	23,500,000
RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	5,300,000	5,300,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	(a)(b)	0.16%		01/07/22	2,885,000	2,885,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	(a)(b)	0.16%		01/07/22	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)(b)	0.16%		01/07/22	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)(b)	0.15%		01/07/22	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)(b)	0.16%		01/07/22	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.14%		01/07/22	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)(b)	0.15%		01/07/22	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	1,325,000	1,325,000
						188,945,000
ALASKA 0.0%
Alaska Housing Finance Corp
General Mortgage RB II Series 2018A		2.15%		06/01/22	140,000	141,006
Housing RB Series 2019B		5.00%		06/01/22	125,000	127,441
RB Series 2014A		5.00%		06/01/22	235,000	239,624
RB Series 2015B		5.00%		06/01/22	100,000	101,957
State Bonds II Series 2017A		5.00%		06/01/22	835,000	851,340
State Capital RB Series 2013A		5.00%		06/01/22	290,000	295,724
						1,757,092
ARIZONA 0.5%
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.08%		01/03/22	1,575,000	1,575,000
Maricopa Cnty IDA
RB (Banner Health) Series 2017D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,670,000	1,670,000
RB (Banner Health) Series 2019E 2019D 2019F (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	20,400,000	20,400,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	6,750,000	6,750,000
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,000,000	6,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(a)(b)	0.13%		01/07/22	7,215,000	7,215,000
						43,610,000
CALIFORNIA 6.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)(b)	0.21%		01/07/22	2,545,000	2,545,000
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.11%		01/27/22	11,000,000	11,000,000
GO CP Series A3 (LOC: UBS AG)		0.09%		01/05/22	4,930,000	4,930,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.11%		02/01/22	2,000,000	2,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.11%		02/09/22	21,000,000	21,000,000
GO Refunding Bonds		5.00%		03/01/22	270,000	272,058
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S4		0.12%		05/04/22	28,000,000	28,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.10%		02/10/22	28,165,000	28,165,000
RB (Kaiser Permanente) Series 2006E		0.12%		03/02/22	8,320,000	8,320,000
RB (Kaiser Permanente) Series 2006E		0.17%		06/02/22	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	(a)(b)	0.16%		01/07/22	1,320,000	1,320,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.20%		02/01/22	8,755,000	8,755,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.10%		02/10/22	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.20%		07/12/22	5,455,000	5,455,000
RB (Kaiser Permanente) Series 2004E		0.21%		07/13/22	710,000	710,000
RB (Kaiser Permanente) Series 2004I		0.10%		02/10/22	10,350,000	10,350,000
RB (Kaiser Permanente) Series 2004I		0.12%		03/10/22	4,700,000	4,700,000
RB (Kaiser Permanente) Series 2004K		0.12%		03/10/22	28,290,000	28,290,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	15,120,000	15,120,000
RB (Kaiser Permanente) Series 2004K		0.21%		07/13/22	15,600,000	15,600,000
RB (Kaiser Permanente) Series 2006D		0.17%		06/14/22	6,500,000	6,500,000
RB (Kaiser Permanente) Series 2008B		0.16%		06/08/22	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008C		0.12%		03/03/22	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008C		0.20%		07/12/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B1		0.11%		01/19/22	10,260,000	10,260,000
RB (Kaiser Permanente) Series 2009B3		0.11%		01/19/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B3		0.17%		06/14/22	18,500,000	18,500,000
RB (Kaiser Permanente) Series 2009B4		0.14%		05/03/22	4,500,000	4,500,000
RB (Kaiser Permanente) Series 2009B5		0.12%		03/03/22	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B5		0.20%		07/12/22	300,000	300,000
RB (Kaiser Permanente) Series 2009B6		0.16%		05/11/22	36,700,000	36,700,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.14%		03/16/22	11,500,000	11,500,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,205,000	3,205,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.13%		01/07/22	1,600,000	1,600,000
Lodi USD
GO Bonds Series 2021 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	10,425,000	10,425,000
Long Beach USD
GO Bonds Series 2016B		5.00%		08/01/22	620,000	636,955
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	0.25%	01/06/22	06/01/22	7,475,000	7,475,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		0.12%		02/16/22	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.12%		02/16/22	21,200,000	21,200,000
Los Angeles Dept of Airports
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.16%		01/07/22	1,030,000	1,030,000
Sub RB Series 2021D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.14%		01/07/22	5,000,000	5,000,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,000,000	2,000,000
Los Angeles USD
GO Refunding Bonds Series 2017A		5.00%		07/01/22	150,000	153,509

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.19%		01/07/22	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.17%		01/07/22	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.19%		01/07/22	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.17%		01/07/22	9,000,000	9,000,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.17%		01/07/22	2,280,000	2,280,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.10%		02/02/22	8,600,000	8,600,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.11%		01/12/22	10,000,000	10,000,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.22%		07/14/22	15,000,000	15,000,000
San Francisco Bay Area Rapid Transit District
GO BondsSeries 2019F-1		4.00%		08/01/22	140,000	143,032
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,800,000	5,800,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.12%		02/16/22	8,002,000	8,002,000
Water RB 2011 & 2012A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,250,000	2,250,000
Santa Clara Cnty
Lease RB Series 2019A (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	2,540,000	2,540,000
Univ of California
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	950,000	950,000
						505,782,554
COLORADO 1.9%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)(b)	0.14%		01/07/22	29,000,000	29,000,000
Colorado
TRAN 2021A		4.00%		06/29/22	715,000	728,138
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	(a)(b)	0.19%		01/07/22	4,330,000	4,330,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	(a)(b)	0.14%		01/07/22	5,750,000	5,750,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	10,645,000	10,645,000
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,560,000	9,560,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/03/22	17,585,000	17,585,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.15%		01/07/22	2,250,000	2,250,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	13,410,000	13,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	10,175,000	10,175,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	16,500,000	16,500,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.12%		01/07/22	6,985,000	6,985,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	10,000,000	10,000,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	(a)(c)(d)	0.35%	01/06/22	06/01/22	4,000,000	4,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	2,375,000	2,375,000
Denver SD #1
GO Bonds Series 2017		5.00%		12/01/22	160,000	166,823
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
						155,029,961
CONNECTICUT 0.3%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%		01/07/22	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)(b)	0.13%		01/07/22	21,950,000	21,950,000
						25,700,000
DELAWARE 0.2%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.14%		01/07/22	12,550,000	12,550,000
DISTRICT OF COLUMBIA 1.9%
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	42,000,000	42,000,000
GO Refunding Bonds Series 2017A		5.00%		06/01/22	300,000	305,898
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	29,425,000	29,425,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%	01/06/22	01/07/22	12,465,000	12,465,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	8,565,000	8,565,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.12%	01/05/22	07/01/22	38,000,000	38,000,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	9,700,000	9,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2019A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.18%		01/07/22	8,000,000	8,000,000
						148,460,898
FLORIDA 4.4%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)(b)	0.14%		01/07/22	9,290,000	9,289,915
Broward Cnty
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.17%		01/07/22	10,720,000	10,720,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.19%		01/07/22	815,000	815,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.14%		01/07/22	3,140,000	3,140,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.13%		01/07/22	1,200,000	1,200,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		0.13%		03/03/22	41,905,000	41,905,000
Florida
Bridge Construction GO Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	4,075,000	4,075,000
Public Education Capital Outlay Refunding Bonds Series 2017C		5.00%		06/01/22	150,000	152,963
Florida Development Finance Corp
RB (Brightline Florida Passenger Rail) Series 2021A (ESCROW)		0.30%		07/01/22	68,000,000	68,000,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	9,020,000	9,020,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.15%		01/07/22	1,165,000	1,165,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)(b)	0.17%		01/07/22	2,995,000	2,995,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	7,200,000	7,200,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	5,300,000	5,300,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)(b)	0.17%		01/07/22	3,155,000	3,155,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	5,730,000	5,730,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	4,200,000	4,200,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.10%		01/04/22	16,413,000	16,413,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2016B (GTY: FLORIDA (STATE OF))		5.00%		06/01/22	205,000	209,001
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	3,630,000	3,630,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	0.30%	01/06/22	03/01/22	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	(a)(b)	0.14%		01/07/22	5,700,000	5,700,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.11%		01/05/22	15,000,000	15,000,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	3,750,000	3,750,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		0.12%		01/06/22	2,915,000	2,915,000
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		0.14%		02/04/22	2,000,000	2,000,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.17%		01/07/22	15,370,000	15,370,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	5,430,000	5,430,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	7,285,000	7,285,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.26%		01/07/22	6,685,000	6,685,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)(b)	0.15%		01/07/22	2,610,000	2,610,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.16%		01/07/22	760,000	760,000
South Broward Hospital District
Hospital RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,470,000	9,470,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.14%		02/08/22	43,702,000	43,702,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.12%		02/09/22	27,000,000	27,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
						352,391,879
GEORGIA 4.1%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,660,000	4,660,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.12%		02/04/22	45,906,000	45,906,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.13%		02/04/22	1,877,000	1,877,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.11%		01/06/22	13,403,000	13,403,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.14%		01/06/22	114,874,000	114,874,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L1 (LOC: JPMORGAN CHASE BANK NA)		0.12%		02/02/22	1,162,000	1,162,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.14%		02/02/22	1,510,000	1,509,987
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.15%		02/02/22	72,527,000	72,527,000
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.16%		01/07/22	5,000,000	5,000,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	3,750,000	3,750,000
Metropolitan Atlanta Rapid Transit Auth
CP Series 2021B (LIQ: JPMORGAN CHASE BANK NA)		0.13%		02/16/22	324,000	324,000
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	11,980,000	11,980,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.10%		01/03/22	15,000,000	15,000,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)(b)	0.17%		01/07/22	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.18%		01/07/22	2,230,000	2,230,000
						327,252,987
HAWAII 0.2%
Hawaii
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	4,750,000	4,750,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	6,940,000	6,940,000
						18,690,000
IDAHO 0.1%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	0.16%		01/07/22	1,100,000	1,100,000
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.10%		02/01/22	8,250,000	8,250,000
						9,350,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 5.2%
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.14%		01/07/22	4,690,000	4,690,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.18%		01/07/22	4,097,000	4,097,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.14%		01/07/22	1,015,000	1,015,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.14%		01/07/22	7,670,000	7,670,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	(a)(b)	0.14%		01/07/22	20,000,000	20,000,000
Midway Airport CP Series 2020A (LOC: JPMORGAN CHASE BANK NA)		0.16%		03/15/22	8,000,000	8,000,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.18%		01/07/22	4,680,000	4,680,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	12,670,000	12,670,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.12%		02/02/22	12,500,000	12,500,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.13%		03/02/22	10,417,000	10,417,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)(b)	0.17%		01/07/22	2,500,000	2,500,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	9,910,000	9,910,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	19,080,000	19,080,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	59,595,000	59,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	25,600,000	25,600,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	16,000,000	16,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	20,300,000	20,300,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,665,000	6,665,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(c)(d)	0.14%	01/06/22	01/07/22	3,165,000	3,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	20,435,000	20,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,665,000	1,665,000
Sr RB Series 2015B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	5,675,000	5,675,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,200,000	4,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%	01/06/22	01/07/22	1,300,000	1,300,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	39,530,000	39,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.14%		01/07/22	16,500,000	16,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.14%		01/07/22	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	12,750,000	12,750,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)(b)	0.11%		01/03/22	8,195,000	8,195,000
						417,874,000
INDIANA 1.2%
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)(b)	0.15%		01/07/22	4,000,000	4,000,000
Environmental RB Series 2021 (ESCROW)		0.28%		11/15/22	81,500,000	81,500,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	2,500,000	2,500,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	(a)(b)	0.19%		01/07/22	9,385,000	9,385,000
						97,385,000
IOWA 2.5%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,965,000	6,965,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	8,215,000	8,215,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)(b)	0.15%		01/07/22	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)(b)	0.15%		01/07/22	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)(b)	0.15%		01/07/22	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)(b)	0.15%		01/07/22	5,940,000	5,940,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)(b)	0.17%		01/07/22	10,000,000	10,000,000
						201,767,000
KANSAS 0.4%
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	0.16%		01/07/22	7,000,000	7,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)(b)	0.16%		01/07/22	25,800,000	25,800,000
						32,800,000
KENTUCKY 1.3%
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.26%		01/07/22	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)(b)	0.14%		01/07/22	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)(b)	0.14%		01/07/22	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.17%		01/07/22	3,100,000	3,100,000
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	16,875,000	16,875,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.11%		01/20/22	2,000,000	2,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.10%		01/24/22	18,000,000	18,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.11%		02/07/22	2,500,000	2,500,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.12%		02/17/22	5,000,000	5,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.12%		03/11/22	7,500,000	7,500,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.13%		03/14/22	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.12%		01/26/22	9,400,000	9,400,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.13%		03/09/22	14,745,000	14,745,000
						102,435,000
LOUISIANA 0.8%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.17%		01/07/22	2,700,000	2,700,000
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.20%		01/07/22	12,180,000	12,180,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.20%		01/07/22	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.13%		01/07/22	2,440,000	2,440,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (American Biocarbon) Series 2021 (ESCROW)		0.25%		06/01/22	12,500,000	12,500,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	4,370,000	4,370,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	7,000,000	7,000,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	20,000,000	20,000,000
						67,590,000
MAINE 0.1%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.18%		01/07/22	245,000	245,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)(b)	0.14%		01/07/22	9,000,000	9,000,000
						9,245,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MARYLAND 0.6%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.13%		01/07/22	9,915,000	9,915,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	2,570,000	2,570,000
Maryland Community Development Administration
Residential RB Series 2021B (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	3,465,000	3,465,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.14%		01/07/22	7,390,000	7,390,000
RB Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	4,350,000	4,350,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.14%		01/07/22	6,380,000	6,380,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	6,600,000	6,600,000
						48,170,000
MASSACHUSETTS 2.6%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	4,200,000	4,200,000
Massachusetts
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%	01/06/22	01/07/22	4,380,000	4,380,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	20,540,000	20,540,000
GO Bonds Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,000,000	8,000,000
GO Refunding Bonds Series 2018B		5.00%		07/01/22	125,000	127,929
Special Obligation Dedicated Tax Refunding RBs Series 2005 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.18%)	(a)(c)(d)	0.28%	01/06/22	07/01/22	4,000,000	4,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006B		5.25%		07/01/22	115,000	117,862
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)(c)	0.20%		01/07/22	27,255,000	27,255,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	2,935,000	2,935,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	13,160,000	13,160,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare)Series 2008H2		0.12%		02/07/22	12,385,000	12,385,000
RB (Partners HealthCare)Series 2008H2		0.14%		05/10/22	14,040,000	14,040,000
Massachusetts HFA
Housing RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,830,000	2,830,000
S/F Housing Notes Series 2021		0.25%		12/01/22	5,305,000	5,305,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Water Resources Auth
CP Series 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.10%		01/18/22	25,000,000	25,000,000
RB Series 2002J		5.50%		08/01/22	130,000	133,914
Refunding RB Series 2019C		5.00%		08/01/22	115,000	118,129
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.12%		01/19/22	9,810,000	9,810,000
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.12%		03/03/22	20,000,000	20,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,325,000	8,325,000
						205,212,834
MICHIGAN 4.3%
Michigan
RB Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	11,800,000	11,800,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,065,000	4,065,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	2,125,000	2,125,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,430,000	6,430,000
Michigan Housing Development Auth
RB Series 2016E (LIQ: UBS AG)	(a)(b)	0.13%		01/07/22	11,805,000	11,805,000
Rental Housing RB Series 2008C (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.13%		01/07/22	2,555,000	2,555,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
Rental Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	1,700,000	1,700,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	42,745,000	42,745,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	47,495,000	47,495,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	47,495,000	47,495,000
Michigan State Univ
General RB Series 2000A1 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.09%		01/07/22	42,320,000	42,320,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)(b)	0.14%		01/07/22	36,335,000	36,335,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.16%		01/07/22	1,425,000	1,425,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.15%		01/07/22	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	5,250,000	5,250,000
Univ of Michigan
Extendible CP Notes Series L2		0.11%	01/06/22	07/29/22	8,025,000	8,025,000
Extendible CP Notes Series L2		0.13%	02/03/22	08/29/22	23,280,000	23,280,000
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	4,000,000	4,000,000
						345,050,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MINNESOTA 1.5%
Bloomington
M/F Housing Refunding RB (Norlan Partners) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.21%		01/07/22	3,990,000	3,990,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.18%		01/07/22	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)(b)	0.16%		01/07/22	20,000,000	20,000,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)(b)	0.15%		01/07/22	7,500,000	7,500,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.11%		01/06/22	56,000,000	56,000,000
St. Louis Park
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.18%		01/07/22	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)(b)	0.16%		01/07/22	10,000,000	10,000,000
						116,760,000
MISSISSIPPI 0.5%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.10%		02/01/22	12,840,000	12,840,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.13%		01/01/22	13,200,000	13,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.20%		01/07/22	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.20%		01/07/22	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,250,000	3,250,000
						39,650,000
MISSOURI 1.0%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.16%		01/07/22	2,160,000	2,160,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	(a)(b)	0.17%		01/07/22	8,915,000	8,915,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	10,595,000	10,595,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Missouri Health & Educational Facilities Auth
Health Facilities RB (Mercy Health) Series 2020 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	7,500,000	7,500,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.15%		01/07/22	17,500,000	17,500,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	7,815,000	7,815,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	(a)(b)	0.19%		01/07/22	600,000	600,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	6,760,000	6,760,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	6,135,000	6,135,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.40%		01/07/22	1,525,000	1,525,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.16%		01/07/22	3,740,000	3,740,000
						80,745,000
NEBRASKA 0.6%
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)(b)	0.12%		01/07/22	9,215,000	9,215,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)(b)	0.15%		01/07/22	3,880,000	3,880,000
RB (Cargill) Series 2019	(a)(b)	0.16%		01/07/22	32,000,000	32,000,000
						45,095,000
NEVADA 0.6%
Clark Cnty
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	8,615,000	8,615,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	13,750,000	13,750,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.25%		02/01/22	8,000,000	8,000,215
Nevada Housing Division
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.15%		01/07/22	5,900,000	5,900,000
						44,070,215

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW HAMPSHIRE 1.2%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.16%		01/07/22	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.16%		01/07/22	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)(c)	0.16%		01/07/22	45,000,000	45,000,000
						94,500,000
NEW JERSEY 1.0%
Garfield
BAN 2021B		1.00%		08/05/22	8,203,000	8,242,835
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	5,440,000	5,440,000
Union Cnty
BAN		1.00%		06/17/22	28,000,000	28,100,063
Wildwood
BAN 2021		1.50%		10/13/22	39,108,000	39,501,142
						81,284,040
NEW YORK 15.1%
Albany City SD
BAN 2021B		1.00%		07/29/22	27,000,000	27,119,521
Ballston Spa CSD
GO BAN 2021A		1.25%		06/24/22	8,000,000	8,040,262
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,145,000	7,145,000
Blackrock MuniYield New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.20%		01/07/22	40,000,000	40,000,000
Central Square CSD
BAN 2021		1.50%		06/17/22	5,295,000	5,323,902
Cheektowaga-Maryvale UFSD
BAN 2021		1.50%		06/28/22	16,719,342	16,823,886
Clarence CSD
BAN 2021B		1.25%		07/27/22	10,193,000	10,255,859
Cold Springs Harbor CSD
TAN 2021-2022		1.00%		06/24/22	9,000,000	9,033,937
Colonie
GO BAN 2021		1.50%		03/11/22	5,275,000	5,287,045
Cortlandt
BAN 2021		1.50%		10/07/22	10,900,000	11,005,634
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	3,450,000	3,450,000
East Rockaway UFSD
BAN 2021		1.00%		06/17/22	10,350,000	10,388,272
Elwood UFSD
TAN 2021-2022		1.25%		06/24/22	10,500,000	10,553,504

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fayetteville-Manlius CSD
BAN 2021		1.00%		06/29/22	20,746,061	20,830,850
Hyde Park CSD
BAN 2021		1.25%		06/17/22	17,756,813	17,843,743
Irondequoit
BAN 2021A		1.50%		04/15/22	4,880,000	4,897,756
Kinderhook CSD
BAN 2021		1.00%		06/28/22	18,000,000	18,071,839
Kings Park CSD
TAN 2021-2022		1.25%		06/24/22	14,500,000	14,573,144
Kingston
BAN 2021B		1.25%		08/19/22	9,000,000	9,061,166
La Grange
BAN 2021A		1.25%		05/12/22	2,718,561	2,728,717
Marlboro CSD
BAN 2021		1.25%		06/29/22	8,000,000	8,041,433
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.18%	01/06/22	01/07/22	7,500,000	7,500,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	14,310,000	14,310,000
Monticello CSD
GO BAN 2021		1.25%		06/29/22	21,308,500	21,420,408
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.19%		01/07/22	3,410,000	3,410,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	22,500,000	22,500,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series G1		5.00%		04/01/22	140,000	141,626
GO Bonds Fiscal 2013 Series A1		5.00%		10/01/22	150,000	155,239
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)(b)	0.07%		01/03/22	5,420,000	5,420,000
GO Bonds Fiscal 2013 Series D		5.00%		08/01/22	250,000	256,894
GO Bonds Fiscal 2013 Series E		5.00%		08/01/22	165,000	169,540
GO Bonds Fiscal 2014 Series B		5.00%		08/01/22	100,000	102,721
GO Bonds Fiscal 2014 Series G		5.00%		08/01/22	125,000	128,422
GO Bonds Fiscal 2014 Series I1		5.00%		03/01/22	100,000	100,762
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series E		5.00%		08/01/22	325,000	333,944
GO Bonds Fiscal 2018 Series A		5.00%		08/01/22	705,000	724,391
GO Bonds Fiscal 2018 Series C		5.00%		08/01/22	175,000	179,783
GO Bonds Fiscal 2018 Series E1		5.00%		03/01/22	295,000	297,193
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,935,000	3,935,000
GO Bonds Fiscal 2018 Series F		5.00%		04/01/22	365,000	369,236
GO Bonds Fiscal 2021 Series A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,750,000	8,750,000
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,815,000	4,815,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	3,040,000	3,040,000
GO Bonds Fiscal 2022 Series A-1 (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,115,000	1,115,000
New York City Housing Development Corp
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	8,250,000	8,250,000
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	3,335,000	3,335,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,800,000	3,800,000
M/F Housing RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,500,000	2,500,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,330,000	8,330,000
M/F Housing RB Series 2021H		0.12%		03/15/22	9,995,000	9,994,998
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)(b)	0.10%		01/07/22	15,595,000	15,595,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%		01/07/22	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	54,100,000	54,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	175,000	175,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (ESCROW) (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%	01/06/22	01/07/22	40,100,000	40,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,470,000	3,470,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series EE2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.07%		01/03/22	3,000,000	3,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA (LIQ: UBS AG)	(a)(c)(d)	0.14%		01/07/22	2,775,000	2,775,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%	01/06/22	01/07/22	4,000,000	4,000,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	51,120,000	51,120,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,600,000	2,600,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	4,880,000	4,880,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E		5.00%		02/01/22	105,000	105,400
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.11%		01/03/22	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series A1		5.00%		08/01/22	300,000	308,270
Future Tax Secured Sub Bonds Fiscal 2018 Series B1		5.00%		08/01/22	125,000	128,437
Future Tax Secured Sub Bonds Fiscal 2018 Series C		5.00%		05/01/22	100,000	101,574
Future Tax Secured Sub Bonds Fiscal 2020 Series A1		5.00%		05/01/22	730,000	741,396

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,335,000	8,335,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C1		5.00%		05/01/22	115,000	116,801
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,945,000	3,945,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	20,000,000	20,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2021 Series D1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	6,740,000	6,740,000
RB Fiscal 2013 Series S-1		4.00%		07/15/22	100,000	102,002
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(a)	0.14%	01/06/22	08/29/22	18,000,000	18,000,000
New York Liberty Development Corp
Liberty Refunding RB (4WTC) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	1,835,000	1,835,000
New York State
GO Bonds Series 2013C		5.00%		04/15/22	200,000	202,693
GO Bonds Series 2015A		5.00%		03/15/22	225,000	227,107
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,400,000	8,400,000
RB (State Univ Educational Facilities) Series 2012A		4.00%		05/15/22	100,000	101,395
RB (State Univ Educational Facilities) Series 2012A		5.00%		05/15/22	325,000	330,693
RB Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	11,695,000	11,695,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C		5.00%		03/15/22	305,000	307,884
State Personal Income Tax RB Series 2015A		5.00%		03/15/22	955,000	964,052
State Personal Income Tax RB Series 2015E		4.00%		03/15/22	400,000	402,967
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%		01/07/22	5,665,000	5,665,000
State Personal Income Tax RB series 2016D		5.00%		02/15/22	125,000	125,701
State Personal Income Tax RB Series 2017A		5.00%		02/15/22	480,000	482,695
State Personal Income Tax RB Series 2018A		5.00%		03/15/22	250,000	252,362
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	1,500,000	1,500,000
State Personal Income Tax RB Series 2019D		4.00%		02/15/22	465,000	467,061
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	600,000	600,000
State Personal Income Tax RB Series 2020A		5.00%		03/15/22	350,000	353,314

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	6,030,000	6,030,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,330,000	3,330,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	30,170,000	30,170,000
State Personal Income Tax Refunding RB Series 2005B		5.50%		03/15/22	100,000	101,040
State Sales Tax RB Series 2013A		5.00%		03/15/22	815,000	822,622
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	3,300,000	3,300,000
State Sales Tax RB Series 2015A		4.00%		03/15/22	150,000	151,128
State Sales Tax RB Series 2015A		5.00%		03/15/22	870,000	878,220
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	10,905,000	10,905,000
State Sales Tax RB Series 2016A		5.00%		03/15/22	600,000	605,683
State Sales Tax RB Series 2018A		5.00%		03/15/22	150,000	151,417
State Sales Tax RB Series 2018C		5.00%		03/15/22	500,000	504,706
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,000,000	1,000,000
State Sales Tax RB Series 2018E		5.00%		03/15/22	505,000	509,775
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D		5.00%		06/15/22	105,000	107,229
State Clean Water & Drinking Water Revolving Funds RB Series 2021A		5.00%		06/15/22	130,000	132,778
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,250,000	4,250,000
State Revolving Funds RB Series 2015B		5.00%		03/15/22	175,000	176,634
New York State HFA
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.12%		01/07/22	7,810,000	7,810,000
New York State Power Auth
CP Series 1		0.10%		01/06/22	9,662,000	9,662,000
CP Series 2		0.18%		05/12/22	74,816,000	74,816,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	720,000	720,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.13%		01/07/22	700,000	700,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,340,000	9,340,000
State Personal Income Tax RB Series 2021A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	7,030,000	7,030,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A-2		5.50%		03/15/22	100,000	101,048
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	4,700,000	4,700,000
State Personal Income Tax RB Series 2013D		5.00%		03/15/22	2,030,000	2,049,144
State Personal Income Tax RB Series 2014A		5.00%		03/15/22	310,000	312,930
State Personal Income Tax RB Series 2016A		5.00%		03/15/22	380,000	383,551

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,605,000	4,605,000
State Sales Tax RB Series 2019A		5.00%		03/15/22	1,070,000	1,080,120
State Sales Tax RB Series 2019A 2021A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	34,140,000	34,140,000
State Sales Tax RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
Niagara-Wheatfield CSD
BAN 2021		1.25%		06/28/22	12,000,000	12,062,955
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.15%		01/07/22	10,300,000	10,300,000
Patchogue-Medford UFSD
TAN 2021-2022		1.50%		06/24/22	9,000,000	9,053,574
Port Auth of New York & New Jersey
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	3,080,000	3,080,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	1,660,000	1,660,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(a)(c)(d)	0.15%		01/07/22	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%		01/07/22	4,790,000	4,790,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.14%		01/07/22	19,475,000	19,475,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.20%		01/07/22	2,605,000	2,605,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.19%		01/07/22	11,550,000	11,550,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	10,845,000	10,845,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,860,000	2,860,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.19%		01/07/22	9,335,000	9,335,000
Consolidated Bonds 221st Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.14%		01/07/22	9,690,000	9,690,000
Ravena-Coeymans-Selkirk CSD
BAN 2021		1.50%		08/12/22	4,100,000	4,131,698
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	5,265,000	5,265,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	9,580,000	9,580,000
Saratoga Springs SD
BAN 2021		1.25%		06/30/22	8,597,000	8,642,195
Sewanhaka Central HSD
TAN 2021-2022		1.50%		06/20/22	11,000,000	11,068,411
Sweet Home CSD
BAN 2021A		1.25%		07/07/22	8,785,218	8,832,101
Tompkins Cnty
BAN 2021A		1.50%		02/18/22	13,000,000	13,021,086
Ulster Cnty
GO BAN Series 2021		1.50%		11/17/22	31,453,925	31,789,894
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.21%		01/07/22	2,735,000	2,735,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Hempstead UFSD
BAN 2021		1.25%		06/10/22	5,500,000	5,525,665
						1,207,136,035
NORTH CAROLINA 0.4%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,800,000	2,800,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,499,000	4,499,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.15%		01/07/22	7,305,000	7,305,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	(a)(b)	0.23%	01/06/22	01/07/22	295,000	295,000
Univ of North Carolina Hospitals
RB Series 2019 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.15%		01/07/22	645,000	645,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)(b)	0.23%		01/07/22	7,000,000	7,000,000
						35,344,000
NORTH DAKOTA 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	4,765,000	4,765,000
						11,765,000
OHIO 2.0%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	29,620,000	29,620,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	4,000,000	4,000,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)(b)	0.13%		01/07/22	15,040,000	15,040,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.14%		01/07/22	2,665,000	2,665,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH		0.10%		02/01/22	12,500,000	12,500,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.16%		01/07/22	7,425,000	7,425,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	1,595,000	1,595,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	3,165,000	3,165,000
Ohio
Hospital RB Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.15%		01/07/22	1,250,000	1,250,000
Ohio HFA
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.13%		01/07/22	2,900,000	2,900,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.10%		01/03/22	23,190,000	23,190,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)(b)	0.16%		01/07/22	36,000,000	36,000,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	0.30%	01/06/22	06/01/22	5,000,000	5,000,000
						163,325,000
OREGON 2.8%
Gresham-Barlow SD #10Jt
GO Bonds Series 2017A (GTY: OREGON (STATE OF))		0.22%		06/15/22	505,000	504,499
Multnomah Cnty SD #1
GO Bonds Series 2020 (GTY: OREGON (STATE OF))		5.00%		06/15/22	125,000	127,678
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.14%		01/07/22	7,160,000	7,160,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(a)(b)	0.14%		01/07/22	2,150,000	2,150,000
Port of Portland Airport
Portland International Airport 3rd Lien CP Series B (LOC: BANK OF AMERICA NA)		0.11%		01/27/22	194,100,000	194,100,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	6,835,000	6,835,000
Stanfield SD #61
GO Bonds Series 2019 (GTY: OREGON (STATE OF))		4.00%		06/15/22	100,000	101,642
						224,028,819
PENNSYLVANIA 3.1%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)(b)	0.19%		01/07/22	10,000,000	10,000,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.11%		01/03/22	79,035,000	79,035,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Butler Cnty Industrial Development Auth
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)(b)	0.19%		01/07/22	6,495,000	6,495,000
Central Bradford Progress Auth
RB Series 2021B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	3,150,000	3,150,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.20%		01/07/22	67,000,000	67,000,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(a)(b)	0.10%		01/07/22	3,100,000	3,100,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.14%		01/07/22	3,020,000	3,020,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.17%		01/07/22	4,915,000	4,915,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.16%	01/06/22	01/07/22	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.14%		01/07/22	4,665,000	4,665,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	8,210,000	8,210,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.26%	01/05/22	01/07/22	1,165,000	1,165,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.14%		01/07/22	1,400,000	1,400,000
Exempt Facilities Refunding RB (PPL Energy Supply) Series 2009C (LOC: MUFG BANK LTD)	(a)(b)	0.17%		01/07/22	14,000,000	14,000,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.14%		01/07/22	1,000,000	1,000,000
Pennsylvania HFA
S/F Mortgage RB Series 2015-118A		2.60%		10/01/22	250,000	254,129
S/F Mortgage RB Series 2017-112		2.25%		04/01/22	265,000	266,293
S/F Mortgage RB Series 2017-123A		2.25%		10/01/22	160,000	162,175
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.14%		01/07/22	9,480,000	9,480,000
S/F Mortgage RB Series 2019-129 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	3,330,000	3,330,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	1,620,000	1,620,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.17%		01/07/22	3,400,000	3,400,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,000,000	3,000,000
						248,667,597

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,450,000	9,450,000
SOUTH CAROLINA 0.5%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%	01/06/22	01/07/22	3,100,000	3,100,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.15%	01/06/22	01/07/22	7,045,000	7,045,000
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	(a)(b)	0.15%		01/07/22	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	0.30%	01/06/22	04/01/22	3,000,000	3,000,000
						38,145,000
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	0.16%		01/07/22	22,500,000	22,500,000
Variable Rate Demand RB Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	0.16%		01/07/22	11,250,000	11,250,000
						33,750,000
TENNESSEE 0.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)(b)	0.19%		01/07/22	5,235,000	5,235,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.14%		01/07/22	1,700,000	1,700,000
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,250,000	2,250,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		0.11%		01/06/22	12,500,000	12,500,000
						21,685,000
TEXAS 13.9%
Abilene ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	325,000	326,828
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,500,000	7,500,000
Alamo Heights ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/22	300,000	301,134
Aldine ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	555,000	558,128

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alief ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	150,000	150,845
Allen ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	1,005,000	1,010,672
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	350,000	351,968
Alvin ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	375,000	377,103
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,225,000	2,225,000
Arlington ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	365,000	367,043
Barbers Hill ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	400,000	402,254
Beaumont ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	355,000	357,018
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	(a)(b)	0.17%		01/07/22	10,375,000	10,375,000
Birdville ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	320,000	321,799
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.16%		04/14/22	2,300,000	2,300,000
Bryan ISD
GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/22	250,000	250,534
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.25%		02/15/22	485,000	486,732
Calallen ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	201,114
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.11%		01/07/22	12,500,000	12,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)(b)	0.14%		01/07/22	10,000,000	10,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.11%		01/07/22	35,000,000	35,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.14%		01/07/22	27,000,000	27,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clear Creek ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	575,000	578,228
ULT GO Refunding Bonds Series 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	200,000	200,657
College Station ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	150,000	152,545
Comal ISD
ULT GO Refunding Bonds Series 2005A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.13%		02/01/22	135,000	134,986
Conroe ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	150,000	150,842
Cypress-Fairbanks ISD
ULT GO Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	610,000	613,469
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	251,407
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	170,000	170,955
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	530,000	532,996
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	28,400,000	28,400,000
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	430,000	432,414
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)(b)	0.15%		01/07/22	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.15%		01/07/22	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	(a)(b)	0.16%		01/07/22	1,065,000	1,065,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	0.16%		01/07/22	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	0.16%		01/07/22	10,000,000	10,000,000
Dallas
GO Refunding Bonds Series 2014		5.00%		02/15/22	615,000	618,485
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.13%		01/07/22	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,520,000	6,520,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.11%		01/12/22	22,000,000	22,000,000
Sr Sub Lien Sales Tax Revenue CP Series III		0.12%	01/03/22	07/01/22	5,000,000	5,000,000
Sr. Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,375,000	3,375,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas ISD
ULT GO Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	240,000	241,361
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	520,000	522,321
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	125,000	128,670
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,790,000	7,790,000
Fort Bend ISD
ULT GO CP Notes Series A (LIQ: JPMORGAN CHASE BANK NA)		0.13%		02/23/22	5,000,000	5,000,000
ULT GO Refunding Bonds Series 2015C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	400,000	402,278
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	125,000	128,665
Frisco ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.27%		08/15/22	615,000	613,978
Garland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	500,000	502,850
Goose Creek ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	100,000	100,446
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	8,080,000	8,080,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	19,765,000	19,765,000
Gregory Portland ISD
ULT GO Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	195,000	195,858
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)(b)	0.11%		01/03/22	1,665,000	1,665,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	0.16%		01/07/22	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	0.16%		01/07/22	3,000,000	3,000,000
Harris Cnty
GO CP Series C		0.10%		01/06/22	250,000	250,000
GO CP Series C		0.11%		01/06/22	5,760,000	5,760,000
GO Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	20,370,000	20,370,000
Refunding RB (Methodist Hospital) Series 2009C1		0.08%		01/04/22	46,000,000	46,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.12%		01/07/22	10,090,000	10,090,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.14%		02/10/22	6,000,000	6,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.15%		02/17/22	8,000,000	8,000,000
GO Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	12,400,000	12,400,000
GO Refunding Bonds Series 2019C		5.00%		03/01/22	120,000	120,890
Refunding Bonds Series 2014A		5.00%		03/01/22	620,000	624,697
Houston ISD
LT GO Refunding Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	245,000	246,379
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	300,000	301,688
Irving ISD
ULT GO Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	255,000	256,149
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,564
Katy ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	225,000	226,276
Klein ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	325,000	334,003
Lake Dallas Tex ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	705,000	717,120
Lake Travis ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	220,000	221,234
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	505,000	507,847
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,000,000	5,000,000
Lampasas ISD
LT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,569
Laredo ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	400,000	411,114
Leander ISD
ULT GO Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	190,000	195,558
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,000,000	7,000,000
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.33%		08/16/22	100,000	99,796
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	100,000	102,907

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.12%		02/17/22	1,892,000	1,892,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.11%		03/03/22	1,340,000	1,340,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.12%		03/03/22	20,000,000	20,000,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.13%		03/24/22	27,400,000	27,400,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		0.11%		01/05/22	12,175,000	12,175,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		0.12%		01/05/22	3,900,000	3,900,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		0.13%		03/23/22	16,530,000	16,530,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)(b)	0.11%		01/03/22	61,565,000	61,565,000
Lubbock Cooper ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	201,140
Mansfield ISD
ULT GO Refunding Bonds Series 2013B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,562
McCamey ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	110,000	110,364
McKinney ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	175,000	175,979
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	215,000	216,218
Mesquite ISD
ULT GO Refunding 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	200,000	205,931
Midlothian ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
Midway ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	160,000	164,681
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	4,500,000	4,500,000
Muleshoe ISD
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	240,000	241,361
Needville ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	150,000	152,599
New Braunfels ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/22	250,000	250,758
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.16%		03/16/22	43,900,000	43,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwest ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,567
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,935,000	3,935,000
Parker Cnty
ULT GO Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	7,990,000	7,990,000
Pearland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	695,000	698,919
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	340,000	341,937
Pflugerville ISD
ULT GO Bonds Series 2014 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	2,500,000	2,500,000
Plano ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	5,000,000	5,028,363
Port Neches-Groves ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	150,000	150,679
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(a)(b)	0.16%		01/07/22	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2011	(a)(b)	0.16%		01/07/22	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012A	(a)(b)	0.16%		01/07/22	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)(b)	0.16%		01/07/22	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)(b)	0.18%		01/07/22	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)(b)	0.17%		01/07/22	50,000,000	50,000,000
San Angelo ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	201,124
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.00%		02/01/22	1,150,000	1,154,333
Refunding Bonds Series 2014		5.00%		02/01/22	100,000	100,374
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.14%		03/31/22	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.14%		01/07/22	1,755,000	1,755,000
Water System Jr Lien Refunding RB Series 2015B		5.00%		05/15/22	160,000	162,786
San Antonio ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	520,000	522,934
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	18,535,000	18,535,000
Schertz-Cibolo-Universal City ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.22%		02/01/22	175,000	174,970
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	10,200,000	10,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/22	185,000	185,695
Spring ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	800,000	823,336
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	1,300,000	1,300,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,815,000	8,815,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.14%		01/07/22	4,500,000	4,500,000
GO Bonds Series 2021B		4.00%		08/01/22	370,000	377,917
GO Refunding Bonds Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	13,390,000	13,390,000
RB series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%		01/07/22	5,305,000	5,305,000
Texas A&M Univ
RB Series 2017A		5.00%		07/01/22	300,000	307,025
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	5,675,000	5,675,000
S/F Mortgage RB Series 2020A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.14%		01/07/22	4,675,000	4,675,000
Texas Public Finance Auth
CP Series 2019A		0.12%		02/17/22	7,900,000	7,900,000
Texas State Univ System
Revenue & Refunding Bonds Series 2015A		5.00%		03/15/22	125,000	126,156
Revenue & Refunding Bonds Series 2021A		5.00%		03/15/22	225,000	227,070
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%	01/06/22	01/07/22	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.15%	01/06/22	01/07/22	16,000,000	16,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.14%		01/07/22	1,765,000	1,765,000
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.14%		01/07/22	16,785,000	16,785,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.14%		01/07/22	15,740,000	15,740,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.14%		01/07/22	13,090,000	13,090,000
Texas Water Development Board
State Water Implementation Fund RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	8,940,000	8,940,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Texas
CP Notes Series A		0.12%		02/16/22	22,300,000	22,300,000
Financing System RB Series 2016D		5.00%		08/15/22	115,000	118,389
RB Series 2016A		5.00%		07/01/22	320,000	327,509
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,300,000	7,300,000
Revenue Financing System Refunding Bonds Series 2017C		5.00%		08/15/22	200,000	205,821
Waco ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	150,000	154,355
Waxahachie ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,560
West OSO Texas ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	100,000	101,677
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	4,750,000	4,750,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	251,405
Ysleta ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	200,000	205,796
						1,110,234,664
UTAH 0.5%
Intermountain Power Agency
Sub Power RB Series 2019 A1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	14,750,000	14,750,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	(a)(b)	0.19%		01/07/22	900,000	900,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	18,880,000	18,880,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.13%		01/07/22	2,175,000	2,175,000
						36,705,000
VIRGINIA 1.1%
Fairfax Cnty Economic Development Auth
Metrorail Parking System RB Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.13%		01/07/22	6,980,000	6,980,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.16%		01/07/22	5,535,000	5,535,000
Transportation Fund Sr Lien RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.13%		01/07/22	2,825,000	2,825,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.15%	01/06/22	01/07/22	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.20%		01/07/22	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	(a)(c)(d)	0.14%		01/07/22	5,000,000	5,000,000
Norfolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	19,295,000	19,295,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,625,000	5,625,000
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,750,000	6,750,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.10%		01/07/22	11,550,000	11,550,000
						85,660,000
WASHINGTON 3.4%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	6,430,000	6,430,000
Granite Falls SD #332
ULT GO Refunding Bonds Series 2015A (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	190,000	198,102
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	5,645,000	5,645,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	2,250,000	2,250,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.16%		01/07/22	3,620,000	3,620,000
King Cnty Sewer System
LT GO CP Series A		0.10%		01/19/22	18,000,000	18,000,000
LT GO CP Series A		0.12%		01/25/22	13,355,000	13,355,000
LT GO CP Series A		0.12%		02/03/22	1,350,000	1,350,000
LT GO CP Series A		0.12%		02/23/22	4,500,000	4,500,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.15%		01/07/22	5,110,000	5,110,000
Northshore SD #417
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	145,000	151,183
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)(b)	0.14%		01/07/22	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.16%		01/07/22	3,600,000	3,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	8,435,000	8,435,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	5,900,000	5,900,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	9,840,000	9,840,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.10%		01/03/22	8,255,000	8,255,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.09%		01/03/22	7,650,000	7,650,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.16%		01/07/22	4,265,000	4,265,000
Snoqualmie Valley SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%		01/07/22	9,500,000	9,500,000
Washington
COP Series 2017A		5.00%		07/01/22	130,000	133,041
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	10,605,000	10,605,000
GO Bonds Series 2012D		5.00%		02/01/22	400,000	401,521
GO Bonds Series 2014D (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	11,250,000	11,250,000
GO Bonds Series 2020D		5.00%		06/01/22	135,000	137,642
GO Bonds Series R-2012D (LIQ: CITIBANK NA)	(a)(c)(d)	0.13%		01/07/22	8,000,000	8,000,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	7,500,000	7,500,000
GO Refunding Bonds Series R-2017A		5.00%		08/01/22	175,000	179,808
GO Refunding Bonds Series R-2021D		5.00%		07/01/22	490,000	501,475
Motor Vehicle Fuel Tax GO Bonds Series 2005C		0.23%		06/01/22	100,000	99,907
Motor Vehicle Fuel Tax GO Bonds Series 2017E		5.00%		02/01/22	200,000	200,760
Washington Economic Development Finance Auth
Environmental Facilities Revenue Bonds Series 2021 (ESCROW)		0.33%		12/08/22	10,000,000	10,000,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	2,325,000	2,325,000
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	15,730,000	15,730,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	3,540,000	3,540,000
RB (MultiCare Health) RB Series 2015A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	7,875,000	7,875,000
RB (Providence Health & Services) Series 2014C&2014D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	14,395,000	14,395,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	6,665,000	6,665,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	18,860,000	18,860,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.15%		01/07/22	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.15%		01/07/22	3,060,000	3,060,000
						271,068,439
WISCONSIN 1.4%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.16%		01/07/22	70,470,000	70,470,000
Wisconsin
GO Bonds Series 2019A		5.00%		05/01/22	100,000	101,574
GO Bonds Series 2020B		5.00%		05/01/22	205,000	208,201
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.08%		01/04/22	6,787,000	6,787,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.13%		01/07/22	7,725,000	7,725,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.14%		01/07/22	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.13%		01/07/22	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.13%	01/06/22	01/07/22	5,275,000	5,275,000
RB (ThedaCare Inc) Series 2019 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.15%		01/07/22	1,880,000	1,880,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.13%		01/07/22	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.13%		01/07/22	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	2,155,000	2,155,000
						111,001,775
WYOMING 0.5%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)(b)	0.11%		01/03/22	5,800,000	5,800,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	0.20%		01/07/22	32,700,000	32,700,000
						38,500,000
MULTIPLE STATES 6.6%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.21%		01/07/22	97,000,000	97,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.15%		01/07/22	19,100,000	19,100,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.15%		01/07/22	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.16%		01/07/22	25,000,000	25,000,000

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Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.21%		01/07/22	20,000,000	20,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	0.19%		01/07/22	137,400,000	137,400,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	0.19%		01/07/22	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	0.19%		01/07/22	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.21%		01/07/22	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.21%		01/07/22	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.21%		01/07/22	12,600,000	12,600,000
						526,000,000
Total Municipal Securities (Cost $7,991,619,789)						7,991,619,789
Total Investments in Securities (Cost $7,991,619,789)						7,991,619,789

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,410,129,000 or 42.6% of net assets.
(d)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

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Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$7,991,619,789
Cash		4,794
Receivables:
Fund shares sold		14,539,219
Interest		4,460,340
Prepaid expenses	+	87,319
Total assets		8,010,711,461
Liabilities
Payables:
Fund shares redeemed		5,905,810
Investments bought		2,155,000
Investment adviser and administrator fees		836,996
Distributions to shareholders		213,032
Independent trustees’ fees		202
Accrued expenses	+	375,606
Total liabilities		9,486,646
Net assets		$8,001,224,815
Net Assets by Source
Capital received from investors		$8,001,224,134
Total distributable earnings	+	681
Net assets		$8,001,224,815

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,596,632,029		1,595,856,415		$1.00
Ultra Shares	$6,404,592,786		6,401,362,782		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$11,689,557
Expenses
Investment adviser and administrator fees		17,920,053
Shareholder service fees:
Investor Shares		2,591,871
Registration fees		293,332
Portfolio accounting fees		260,846
Custodian fees		115,368
Shareholder reports		101,436
Professional fees		69,278
Independent trustees’ fees		49,029
Transfer agent fees		30,905
Other expenses	+	107,784
Total expenses		21,539,902
Expense reduction by investment adviser and its affiliates	–	10,961,195
Net expenses	–	10,578,707
Net investment income		1,110,850
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		867,999
Increase in net assets resulting from operations		$1,978,849

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$1,110,850	$61,001,629
Net realized gains	+	867,999	465,707
Increase in net assets from operations		$1,978,849	$61,467,336
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($337,344)	($8,608,031)
Ultra Shares	+	(1,432,384)	(52,393,598)
Total distributions		($1,769,728)	($61,001,629)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		632,432,879	3,203,788,916
Ultra Shares	+	3,037,633,946	15,607,098,841
Total shares sold		3,670,066,825	18,810,887,757
Shares Reinvested
Investor Shares		249,034	6,628,072
Ultra Shares	+	1,099,749	41,299,686
Total shares reinvested		1,348,783	47,927,758
Shares Redeemed
Investor Shares		(1,077,283,104)	(3,843,833,825)
Ultra Shares	+	(6,582,409,468)	(18,710,938,123)
Total shares redeemed		(7,659,692,572)	(22,554,771,948)
Net transactions in fund shares		(3,988,276,964)	(3,695,956,433)
NET ASSETS
Beginning of period		$11,989,292,658	$15,684,783,384
Total decrease	+	(3,988,067,843)	(3,695,490,726)
End of period		$8,001,224,815	$11,989,292,658

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

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Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	—	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.34%	1.19%	1.20% [4]	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [5]	0.31% [5,6]	0.35%	0.35%	0.42% [7]
Gross operating expenses	0.37%	0.49%	0.52%	0.51%	0.55%
Net investment income (loss)	0.01%	0.38%	1.17%	1.14%	0.48%
Net assets, end of period (x 1,000,000)	$644	$835	$1,273	$1,128	$632

[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[7]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

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Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.02%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [5]	0.19% [5,6]
Gross operating expenses	0.22%	0.22% [6]
Net investment income (loss)	0.01%	0.02% [6]
Net assets, end of period (x 1,000,000)	$161	$229

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Annualized.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
ALABAMA 3.7%
Huntsville Health Care Auth
CP		0.12%		02/08/22	1,500,000	1,500,000
RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.14%		01/07/22	835,000	835,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(b)(d)	0.16%		01/07/22	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(b)(d)	0.15%		01/07/22	20,000,000	20,000,000
						29,335,000
ALASKA 0.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2014A		5.00%		12/01/22	100,000	104,233
ARIZONA 1.0%
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(b)(d)	0.08%		01/03/22	965,000	965,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,000,000	2,000,000
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	1,975,000	1,975,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(b)(d)	0.13%		01/07/22	2,785,000	2,785,000
						7,725,000
CALIFORNIA 4.9%
California
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.11%		02/01/22	4,000,000	4,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S4		0.12%		05/04/22	4,800,000	4,800,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		07/12/22	1,100,000	1,100,000
RB (Kaiser Permanente) Series 2004K		0.12%		03/10/22	600,000	600,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	7,300,000	7,300,000
RB (Kaiser Permanente) Series 2008C		0.20%		07/12/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B1		0.12%		02/02/22	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B4		0.14%		05/03/22	2,200,000	2,200,000
RB (Kaiser Permanente) Series 2009B5		0.11%		01/11/22	7,000,000	7,000,000
Sanger USD
GO Bonds Series C & A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	1,585,000	1,585,000
						39,585,000
COLORADO 2.1%
Colorado
TRAN 2021A		4.00%		06/29/22	1,365,000	1,390,092
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	2,850,000	2,850,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	2,500,000	2,500,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%	01/06/22	01/07/22	10,310,000	10,310,000
						17,050,092
CONNECTICUT 1.2%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(b)(d)	0.20%		01/07/22	9,430,000	9,430,000
DISTRICT OF COLUMBIA 2.8%
District of Columbia
GO Bonds Series 2016A		5.00%		06/01/22	250,000	254,917
GO Bonds Series 2016D		5.00%		06/01/22	150,000	152,919
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.15%		01/07/22	975,000	975,000
Income Tax Secured RB Series 2020C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,000,000	2,000,000
Income Tax Secured Refunding RB Series 2019C		5.00%		10/01/22	100,000	103,471
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.12%	01/05/22	07/01/22	12,000,000	12,000,000
Public Utility Sub Lien RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	5,000,000	5,000,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1 (LOC: TD BANK NA)	(b)(d)	0.10%		01/07/22	1,170,000	1,170,000
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(b)(d)	0.07%		01/03/22	700,000	700,000
						22,356,307
FLORIDA 0.9%
Florida
Public Education Capital Outlay Refunding Bonds Series 2019C		5.00%		06/01/22	100,000	101,947

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(b)(d)	0.15%		01/07/22	2,240,000	2,240,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.10%		01/04/22	3,051,000	3,051,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.17%		01/07/22	2,000,000	2,000,000
						7,392,947
GEORGIA 3.7%
Atlanta
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	12,150,000	12,150,000
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.11%		01/06/22	17,758,000	17,758,000
						29,908,000
IDAHO 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.10%		02/01/22	1,000,000	1,000,000
ILLINOIS 5.9%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.13%		03/02/22	6,000,000	6,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(b)(d)	0.17%		01/07/22	3,500,000	3,500,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.15%		01/07/22	7,580,000	7,580,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.05%		01/03/22	1,000,000	1,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.14%	01/06/22	01/07/22	6,665,000	6,665,000
Illinois Toll Highway Auth
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	6,770,000	6,770,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.16%		01/07/22	3,100,000	3,100,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	3,200,000	3,200,000
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.14%		01/07/22	1,635,000	1,635,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	8,320,000	8,320,000
						47,770,000
INDIANA 5.0%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(b)(d)	0.16%		01/07/22	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(b)(d)	0.15%		01/07/22	11,000,000	11,000,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B-3 (LIQ: TD BANK NA)	(b)(d)	0.08%		01/03/22	635,000	635,000
						40,135,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IOWA 3.6%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	14,035,000	14,035,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	(b)(d)	0.15%		01/07/22	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(b)(d)	0.15%		01/07/22	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(b)(d)	0.15%		01/07/22	4,060,000	4,060,000
RB (UnityPoint Health) Series 2018E (LOC: JPMORGAN CHASE BANK NA)	(b)(d)	0.07%		01/03/22	2,480,000	2,480,000
						28,965,000
KENTUCKY 1.0%
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NATIONAL ASSOCIATION)	(b)(d)	0.10%		01/03/22	1,000,000	1,000,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.10%		01/24/22	2,000,000	2,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.13%		03/01/22	5,000,000	5,000,000
						8,000,000
LOUISIANA 0.7%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	5,500,000	5,500,000
MARYLAND 2.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.13%		01/07/22	3,675,000	3,675,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	6,720,000	6,720,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	6,825,000	6,825,000
						17,220,000
MASSACHUSETTS 1.2%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,460,000	2,460,000
GO Refunding Bond Series 2006B		5.25%		09/01/22	155,000	160,073
GO Refunding Bonds Series 2016B		5.00%		07/01/22	325,000	332,586
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006A		5.25%		07/01/22	100,000	102,463
Sr Sales Tax RB Series 2003C		5.25%		07/01/22	230,000	235,718
Sr Sales Tax RB Series 2016A		0.16%		07/01/22	100,000	99,921
Sub Sales Tax Bonds Series 2020B1		5.00%		07/01/22	150,000	153,538
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare)Series 2008H2		0.12%		02/07/22	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.12%		01/19/22	890,000	890,000
						9,434,299
MICHIGAN 1.1%
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series A 2017 MI & 2013 MI-2 (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	4,075,000	4,075,000
Michigan State Univ
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.15%		01/07/22	1,915,000	1,915,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	2,983,500	2,983,500
						8,973,500
MINNESOTA 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.11%		01/06/22	4,000,000	4,000,000
MISSOURI 0.8%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,000,000	2,000,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.15%		01/07/22	4,000,000	4,000,000
						6,000,000
NEW JERSEY 2.0%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.13%		01/07/22	16,205,000	16,205,000
NEW YORK 17.1%
Albany City SD
BAN 2021B		1.00%		07/29/22	3,500,000	3,515,494
Central Square CSD
BAN 2021		1.50%		06/17/22	1,000,000	1,005,458
Colonie
GO BAN 2021		1.50%		03/11/22	2,400,000	2,405,491
Kinderhook CSD
BAN 2021		1.00%		06/28/22	4,000,000	4,015,964
Kingston
BAN 2021B		1.25%		08/19/22	4,977,507	5,011,335
Monticello CSD
GO BAN 2021		1.25%		06/29/22	5,000,000	5,026,259
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.07%		01/03/22	1,350,000	1,350,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(b)(d)	0.07%		01/03/22	1,595,000	1,595,000
GO Bonds Fiscal 2013 Series J		5.00%		08/01/22	150,000	154,083
GO Bonds Fiscal 2015 Series C		5.00%		08/01/22	120,000	123,265

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2015 SeriesA		5.00%		08/01/22	100,000	102,722
GO Bonds Fiscal 2016 Series C		5.00%		08/01/22	230,000	236,236
GO Bonds Fiscal 2017 Series C		5.00%		08/01/22	405,000	416,149
GO Bonds Fiscal 2020 Series C1		4.00%		08/01/22	100,000	102,136
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	4,000,000	4,000,000
GO Bonds Fiscal 2022 Series A-1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.13%		01/07/22	885,000	885,000
New York City Housing Development Corp
M/F Housing RB Series 2021H		0.12%		03/15/22	3,805,000	3,805,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.11%		01/03/22	17,720,000	17,720,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	900,000	900,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	565,000	565,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	9,055,000	9,055,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	1,500,000	1,500,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C		5.00%		05/01/22	265,000	269,123
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(b)	0.14%	01/06/22	05/13/22	3,850,000	3,850,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(b)	0.14%	01/06/22	08/29/22	1,245,000	1,245,000
New York State
GO Bonds Series 2018A		5.00%		02/15/22	200,000	201,129
GO Bonds Series 2019A		5.00%		03/01/22	300,000	302,254
New York State Dormitory Auth
State Personal Income Tax RB Series 2012B		5.00%		03/15/22	1,325,000	1,337,514
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	535,000	535,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.13%		01/07/22	1,000,000	1,000,000
State Sales Tax RB Series 2014A		5.00%		03/15/22	120,000	121,137
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.13%		01/07/22	675,000	675,000
State Sales Tax RB Series 2017A		5.00%		03/15/22	175,000	176,649
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	5,000,000	5,000,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2019B		5.00%		06/15/22	110,000	112,348
New York State Mortgage Agency
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	3,600,000	3,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Power Auth
CP Series 2		0.06%		01/06/22	500,000	499,996
CP Series 2		0.18%		05/12/22	3,000,000	3,000,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	4,455,000	4,455,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.13%		01/07/22	400,000	400,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A-2		5.50%		03/15/22	115,000	116,205
State Personal Income Tax RB Series 2016A		5.00%		03/15/22	1,000,000	1,009,492
State Personal Income Tax RB Series 2020A & 2020E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	4,000,000	4,000,000
Niagara-Wheatfield CSD
BAN 2021		1.25%		06/28/22	2,085,000	2,095,938
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	0.15%		01/07/22	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(d)	0.15%		01/07/22	6,000,000	6,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	1,755,000	1,755,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	3,985,000	3,985,000
Sewanhaka Central HSD
TAN 2021-2022		1.50%		06/20/22	3,000,000	3,018,658
Sweet Home CSD
BAN 2021A		1.25%		07/07/22	5,000,000	5,026,683
Ulster Cnty
GO BAN Series 2021		1.50%		11/17/22	3,000,000	3,032,044
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.21%		01/07/22	2,965,000	2,965,000
Williamsville CSD
BAN 2021		1.00%		06/08/22	2,782,263	2,792,109
						137,565,871
NORTH CAROLINA 1.5%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	500	500
North Carolina HFA
Refunding RB Series 45		0.30%		07/01/22	245,000	245,060
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.15%		01/07/22	11,630,000	11,630,000
						11,875,560
OHIO 1.9%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(b)(d)	0.19%		01/07/22	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	2,810,000	2,810,000
Franklin Cnty
RB (Trinity Health) Series 2013OH		0.10%		02/01/22	2,000,000	2,000,000
Ohio Hospital Facilities
Hospital Refunding RB Series 2017A		5.00%		01/01/22	515,000	515,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		02/01/22	5,250,000	5,250,000
						15,575,000
OREGON 0.6%
Multnomah Cnty SD #1
GO Bonds Series 2013B (GTY: OREGON (STATE OF))		5.00%		06/15/22	120,000	122,559
Oregon
GO Bonds Series 2013K		5.00%		08/01/22	120,000	123,263
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(b)(d)	0.14%		01/07/22	4,260,000	4,260,000
						4,505,822
PENNSYLVANIA 3.5%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	6,870,000	6,870,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.11%		01/03/22	9,800,000	9,800,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.20%		01/07/22	3,000,000	3,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.14%		01/07/22	1,580,000	1,580,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.17%		01/07/22	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.14%		01/07/22	5,000,000	5,000,000
Pennsylvania Economic Development Financing Auth
Exempt Facilities Refunding RB (PPL Energy Supply) Series 2009C (LOC: MUFG BANK LTD)	(b)(d)	0.17%		01/07/22	1,000,000	1,000,000
						27,880,000
SOUTH CAROLINA 0.4%
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.15%	01/06/22	01/07/22	955,000	955,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	0.30%	01/06/22	04/01/22	2,000,000	2,000,000
						2,955,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TENNESSEE 1.1%
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.14%		01/07/22	7,000,000	7,000,000
Metro Government of Nashville & Davidson Cnty
GO Refunding Bonds Series 2012		5.00%		07/01/22	250,000	255,832
						8,940,832
TEXAS 16.8%
Allen ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	180,000	181,021
Argyle ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	335,000	344,904
Austin ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	230,000	236,260
Beeville ISD
ULR GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	150,000	152,599
Belton ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	925,000	930,240
Benavides ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/22	130,000	131,855
Big Spring ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	215,000	221,341
Birdville ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/22	100,000	100,212
Brazosport ISD
ULT GO Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	615,000	618,446
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.16%		04/14/22	4,000,000	4,000,000
Celina ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	140,000	144,141
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	250,000	257,392
Clifton Higher Ed Finance Corp
Education RB Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.13%		01/07/22	2,945,000	2,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comal ISD
ULT GO Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/22	565,000	567,170
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/22	280,000	281,067
Conroe ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		02/15/22	215,000	215,833
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	150,000	150,680
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,569
Dallas
GO Refunding Bonds Series 2014		5.00%		02/15/22	1,100,000	1,106,247
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.11%		01/12/22	8,000,000	8,000,000
Dallas ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	125,000	125,697
Deer Park ISD
LT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,563
Eagle Pass ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	150,000	152,606
Fort Bend ISD
ULT GO CP Notes Series A (LIQ: JPMORGAN CHASE BANK NA)		0.12%		02/23/22	5,000,000	5,000,000
Fort Worth ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	750,000	754,219
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,559
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	115,000	115,651
Gainesville ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	100,000	100,327
Galena Park ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.27%		08/15/22	290,000	289,517
Garland ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	760,000	764,292
Gladewater ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/22	100,000	101,710
Groesbeck ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	290,000	291,644

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.08%		01/04/22	14,000,000	14,000,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%		01/07/22	12,500,000	12,500,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	715,000	717,362
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	370,000	372,064
Katy ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	440,000	442,501
Keller ISD
ULT Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	170,000	174,933
Kermit ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	800,000	804,515
La Porte ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	465,000	467,608
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	235,000	236,321
Longview ISD
ULT Refunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	125,000	125,697
LoveJoy ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.25%		02/15/22	1,365,000	1,364,598
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.13%		03/03/22	1,915,000	1,915,000
Lubbock ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	251,395
Magnolia ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	150,000	154,439
Mansfield ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	201,125
McKinney ISD
ULT GO RB Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	1,155,000	1,161,496
ULT GO School Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	251,420
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.16%		03/16/22	2,200,000	2,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwest ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	500,000	502,822
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	400,000	402,251
Pasadena ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	100,563
Pearland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	201,117
Plano ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	1,615,000	1,624,145
Port Arthur ISD
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/22	105,000	105,225
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(b)(d)	0.16%		01/07/22	18,315,000	18,315,000
Exempt Facilities RB (Total USA) Series 2012A	(b)(d)	0.16%		01/07/22	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(b)(d)	0.16%		01/07/22	4,000,000	4,000,000
Roma ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	150,000	150,499
Round Rock ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	150,000	154,168
San Antonio
Water System Jr Lien Refunding RB Series 2014A		5.00%		05/15/22	115,000	117,002
Water System Jr Lien Refunding RB Series 2020A		5.00%		05/15/22	120,000	122,090
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.16%		01/07/22	1,800,000	1,800,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	13,970,000	13,970,000
San Antonio Water System
Wastewater System Jr Lien Refunding RB Series 2013E		5.00%		05/15/22	150,000	152,637
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.13%		01/07/22	6,000,000	6,000,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	(a)(b)(c)	0.14%		01/07/22	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	3,685,000	3,685,000
Texas
GO Bonds Series 2015D		5.00%		05/15/22	100,000	101,738
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.16%		01/07/22	3,320,000	3,320,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waller ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	150,000	150,854
						135,482,347
UTAH 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	1,920,000	1,920,000
VIRGINIA 1.4%
Fairfax Cnty IDA
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.15%	01/06/22	01/07/22	1,745,000	1,745,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.15%		01/07/22	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	7,500,000	7,500,000
						11,245,000
WASHINGTON 5.5%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.09%		01/03/22	2,885,000	2,885,000
King Cnty Sewer System
LT GO CP Series A		0.12%		02/03/22	16,350,000	16,350,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(b)(d)	0.15%		01/07/22	2,340,000	2,340,000
Pierce Cnty SD #3 Puyallup
GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	270,000	281,453
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.09%		01/03/22	3,940,000	3,940,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.13%		01/07/22	6,670,000	6,670,000
Washington
COP Series 2019B		5.00%		07/01/22	1,050,000	1,074,577
COP Series 2019D		5.00%		07/01/22	570,000	583,366
COP Series 2020A		5.00%		01/01/22	225,000	225,000
GO Bonds Series 2018C		5.00%		02/01/22	200,000	200,758
GO Bonds Series 2021C		5.00%		02/01/22	190,000	190,722
GO Refunding Bonds Series R-2012D		5.00%		07/01/22	150,000	153,551
GO Refunding Bonds Series R-2015A		5.00%		07/01/22	100,000	102,340
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.13%	01/06/22	01/07/22	7,475,000	7,475,000
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.15%		01/07/22	2,000,000	2,000,000
						44,471,767

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.14%		01/07/22	4,000,000	4,000,000
Refunding RB (Froedtert Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.07%		01/03/22	3,500,000	3,500,000
						7,500,000
MULTIPLE STATES 4.2%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	0.15%		01/07/22	33,800,000	33,800,000
Total Municipal Securities (Cost $799,806,577)						799,806,577
Total Investments in Securities (Cost $799,806,577)						799,806,577

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $359,844,000 or 44.7% of net assets.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$799,806,577
Cash		47,566
Receivables:
Fund shares sold		4,946,048
Interest		887,549
Prepaid expenses	+	31,945
Total assets		805,719,685
Liabilities
Payables:
Fund shares redeemed		731,049
Investments bought		141,525
Investment adviser and administrator fees		63,555
Distributions to shareholders		22,331
Independent trustees’ fees		137
Accrued expenses	+	122,348
Total liabilities		1,080,945
Net assets		$804,638,740
Net Assets by Source
Capital received from investors		$804,638,740
Net assets		$804,638,740

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$643,595,410		643,127,828		$1.00
Ultra Shares	$161,043,330		160,936,416		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$1,110,178
Expenses
Investment adviser and administrator fees		1,714,039
Shareholder service fees:
Investor Shares		1,082,433
Portfolio accounting fees		101,771
Registration fees		88,914
Professional fees		32,751
Independent trustees’ fees		31,356
Custodian fees		12,636
Shareholder reports		9,404
Transfer agent fees		4,177
Other expenses	+	11,917
Total expenses		3,089,398
Expense reduction by investment adviser and its affiliates	–	2,085,187
Net expenses	–	1,004,211
Net investment income		105,967
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		107,183
Increase in net assets resulting from operations		$213,150

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$105,967	$4,308,964
Net realized gains	+	107,183	83,604
Increase in net assets from operations		$213,150	$4,392,568
DISTRIBUTIONS TO SHAREHOLDERS1
Investor Shares		($146,977)	($4,297,627)
Ultra Shares	+	(36,356)	(11,337)
Total distributions		($183,333)	($4,308,964)
TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Investor Shares		210,378,357	1,260,789,614
Ultra Shares	+	167,728,749	382,869,587
Total shares sold		378,107,106	1,643,659,201
Shares Reinvested
Investor Shares		113,037	3,421,333
Ultra Shares	+	31,327	8,609
Total shares reinvested		144,364	3,429,942
Shares Redeemed
Investor Shares		(401,555,196)	(1,702,302,435)
Ultra Shares	+	(235,678,356)	(154,023,500)
Total shares redeemed		(637,233,552)	(1,856,325,935)
Net transactions in fund shares		(258,982,082)	(209,236,792)
NET ASSETS
Beginning of period		$1,063,591,005	$1,272,744,193
Total decrease	+	(258,952,265)	(209,153,188)
End of period		$804,638,740	$1,063,591,005

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	74%	74%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11%	11%
	(JPMorgan Chase Bank NA)	(Royal Bank of Canada)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended December 31, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Municipal Money Fund	$1,070,065	$9,891,130	$10,961,195
Schwab AMT Tax-Free Money Fund	292,572	1,792,615	2,085,187
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	TOTAL AGGREGATE TRANSACTIONS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$372,679,511	$—
Schwab AMT Tax-Free Money Fund	51,069,902	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab Municipal Money Fund	$7,991,619,789
Schwab AMT Tax-Free Money Fund	799,806,577
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	TOTAL
Schwab Municipal Money Fund	$681	$681
Schwab AMT Tax-Free Money Fund	—	—
For the fiscal year ended December 31, 2021, the funds had capital loss carryforwards utilized as follows:
CAPITAL LOSS CARRYFORWARDS UTILIZED
Schwab Municipal Money Fund	$81,477
Schwab AMT Tax-Free Money Fund	16,057

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$1,014,553	$95,616	$659,559	$60,874,770	$126,859	$—
Schwab AMT Tax-Free Money Fund	95,179	16,795	71,359	4,299,107	9,857	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2021:

Schwab Municipal Money Fund	91.39%
Schwab AMT Tax-Free Money Fund	89.82%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2021:
Schwab Municipal Money Fund	$786,522
Schwab AMT Tax-Free Money Fund	85,119

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-19
00270309

Annual Report  |  December 31, 2021
Schwab Retirement Government Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Retirement Government Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
3
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) was reduced toward the end of the reporting period as the likelihood of imminent interest rate increases rose, beginning the reporting period at 46 days and ending it at 39 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[2]	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%
Seven-Day Yield (without waivers)[3]	-0.12%
Seven-Day Effective Yield (with waivers)[3]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab Retirement Government Money Fund
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.40%	2.07%	1.69%	0.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3]	0.18% [3]	0.19%	0.19%	0.20% [4]
Gross operating expenses	0.21%	0.31%	0.35%	0.38%	0.37%
Net investment income (loss)	0.01%	0.38%	2.01%	1.68%	0.72%
Net assets, end of period (x 1,000,000)	$1,610	$1,804	$2,072	$1,019	$876

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[4]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 14.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.08%)	(a)	0.13%	01/03/22	03/10/22	5,200,000	5,200,000
		0.25%		05/06/22	940,000	940,534
		0.08%		05/09/22	1,300,000	1,299,958
		0.06%		05/17/22	6,500,000	6,499,932
		0.25%		06/02/22	2,700,000	2,701,758
		0.08%		06/03/22	500,000	499,832
		2.20%		06/03/22	800,000	807,040
		0.07%		07/06/22	1,300,000	1,299,535
(SOFR + 0.04%)	(a)	0.09%	01/03/22	07/08/22	5,000,000	4,999,871
		0.20%		07/13/22	8,800,000	8,805,470
		0.07%		07/19/22	3,100,000	3,098,812
(SOFR + 0.09%)	(a)	0.14%	01/03/22	07/25/22	4,500,000	4,499,873
		0.10%		08/02/22	3,600,000	3,600,284
		0.09%		08/18/22	2,000,000	1,998,865
		0.11%		08/31/22	1,800,000	1,798,680
(EFFR - 0.02%)	(a)	0.06%	01/03/22	09/08/22	10,400,000	10,400,000
		1.70%		09/19/22	400,000	404,452
		0.19%		10/13/22	900,000	900,000
(SOFR + 0.06%)	(a)	0.11%	01/03/22	10/21/22	6,400,000	6,400,000
		0.15%		11/16/22	4,900,000	4,899,053
(3 mo. US TBILL + 0.02%)	(a)	0.11%	01/03/22	05/01/23	6,500,000	6,500,000
(3 mo. US TBILL + 0.03%)	(a)	0.11%	01/04/22	07/13/23	2,600,000	2,600,000
(EFFR - 0.01%)	(a)	0.07%	01/03/22	07/21/23	8,800,000	8,800,000
(SOFR + 0.06%)	(a)	0.11%	01/03/22	11/07/23	2,200,000	2,200,000
(EFFR + 0.03%)	(a)	0.11%	01/03/22	12/08/23	1,300,000	1,300,000
(SOFR + 0.12%)	(a)	0.17%	01/03/22	12/08/23	2,400,000	2,402,809
(SOFR + 0.06%)	(a)	0.11%	01/03/22	12/13/23	1,700,000	1,700,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.12%)	(a)	0.17%	01/03/22	02/28/22	10,300,000	10,300,000
		0.13%		08/12/22	2,220,000	2,220,383
		3.13%		09/09/22	1,200,000	1,224,808
		0.21%		12/02/22	6,200,000	6,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.38%		01/13/22	9,300,000	9,305,881
(SOFR + 0.15%)	(a)	0.20%	01/03/22	03/04/22	11,800,000	11,800,000
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.20%)	(a)	0.25%	01/03/22	03/11/22	3,000,000	3,000,000
(SOFR + 0.19%)	(a)	0.24%	01/03/22	06/02/22	12,500,000	12,500,000
(SOFR + 0.10%)	(a)	0.15%	01/03/22	08/19/22	17,800,000	17,800,000
(SOFR + 0.10%)	(a)	0.15%	01/03/22	09/09/22	17,500,000	17,500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.35%)	(a)	0.40%	01/03/22	04/07/22	7,500,000	7,500,469
		2.25%		04/12/22	1,300,000	1,307,643
(SOFR + 0.39%)	(a)	0.44%	01/03/22	04/15/22	5,000,000	5,000,000
(SOFR + 0.24%)	(a)	0.29%	01/03/22	04/29/22	6,500,000	6,500,000
(SOFR + 0.20%)	(a)	0.25%	01/03/22	05/09/22	10,200,000	10,200,000
(SOFR + 0.19%)	(a)	0.24%	01/03/22	05/19/22	12,800,000	12,800,000
		2.00%		08/26/22	950,000	961,676
		1.38%		09/06/22	600,000	605,141
Total U.S. Government Agency Debt (Cost $233,282,759)						233,282,759

U.S. TREASURY DEBT 22.2% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.15%)	(a)	0.24%	01/03/22	01/31/22	9,100,000	9,099,948
		1.38%		01/31/22	16,700,000	16,716,713
		1.50%		01/31/22	20,000,000	20,021,506
		2.50%		02/15/22	8,200,000	8,223,348
		1.88%		02/28/22	23,100,000	23,164,021
		2.38%		03/15/22	14,800,000	14,866,401
		1.75%		03/31/22	16,800,000	16,866,256
		1.88%		03/31/22	7,500,000	7,532,265
		2.25%		04/15/22	8,000,000	8,048,473
		0.11%		04/26/22	13,000,000	12,995,715
(3 mo. US TBILL + 0.11%)	(a)	0.20%	01/03/22	04/30/22	14,700,000	14,703,766
		1.88%		04/30/22	7,200,000	7,241,116
		0.13%		05/03/22	14,400,000	14,394,002
		0.13%		05/31/22	6,000,000	6,000,656
		1.75%		05/31/22	4,500,000	4,530,340
		1.88%		05/31/22	11,700,000	11,783,131
		0.11%		06/09/22	1,800,000	1,799,172
		0.13%		06/30/22	1,500,000	1,499,845
		1.75%		06/30/22	2,100,000	2,117,206
		0.09%		07/14/22	8,900,000	8,895,728
		0.13%		07/31/22	4,300,000	4,301,201
		1.88%		07/31/22	6,300,000	6,365,043
		2.00%		07/31/22	4,500,000	4,549,678
		0.11%		08/11/22	5,600,000	5,596,407
		1.50%		08/15/22	25,000,000	25,218,859
		0.13%		08/31/22	13,100,000	13,104,209
		1.63%		08/31/22	11,200,000	11,308,299
		1.88%		08/31/22	6,000,000	6,070,908
		1.50%		09/15/22	21,300,000	21,510,488
		0.13%		09/30/22	11,100,000	11,103,032
		1.75%		09/30/22	8,100,000	8,199,475
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.88%		09/30/22	5,500,000	5,570,438
(3 mo. US TBILL + 0.05%)	(a)	0.13%	01/03/22	01/31/23	10,700,000	10,702,147
(3 mo. US TBILL + 0.03%)	(a)	0.12%	01/03/22	04/30/23	6,100,000	6,100,735
(3 mo. US TBILL + 0.03%)	(a)	0.11%	01/03/22	07/31/23	4,500,000	4,500,108
(3 mo. US TBILL + 0.04%)	(a)	0.12%	01/03/22	10/31/23	4,100,000	4,099,924
Total U.S. Treasury Debt (Cost $358,800,559)						358,800,559

VARIABLE RATE DEMAND NOTES 2.9% OF NET ASSETS
ABAG FINANCE AUTH
M/F HOUSING RB (CROSSING APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	3,175,000	3,175,000
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.20%		01/07/22	800,000	800,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.11%		01/07/22	3,100,000	3,100,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (BAY VISTA AT MEADOW PARK APTS) SERIES 2003NN-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	1,490,000	1,490,000
M/F HOUSING RB (CROSSINGS WEST APTS) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	600,000	600,000
M/F HOUSING RB (VARENNA ASSISTED LIVING APTS) SERIES 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	600,000	600,000
CAPITAL AREA HOUSING FINANCE CORP
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	1,060,000	1,060,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	1,200,000	1,200,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.13%		01/07/22	4,315,000	4,315,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	910,000	910,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.16%		01/07/22	1,450,000	1,450,000
LENAWEE CNTY ECONOMIC DEVELOPMENT CORP
REFUNDING RB (SIENA HEIGHTS UNIV) SERIES 2009 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.13%		01/07/22	200,000	200,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.13%		01/07/22	2,100,000	2,100,000
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.15%		01/07/22	3,510,000	3,510,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.19%		01/07/22	1,100,000	1,100,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	835,000	835,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.15%		01/07/22	820,000	820,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.14%		01/07/22	565,000	565,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	980,000	980,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.11%		01/07/22	4,200,000	4,200,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.14%		01/07/22	3,490,000	3,490,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.07%		01/07/22	800,000	800,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	1,000,000	1,000,000
SAN JOSE
M/F HOUSING RB (CINNABAR COMMONS) SERIES 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.07%		01/07/22	995,000	995,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.18%		01/07/22	900,000	900,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (BCS DEVELOPMENT) SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.15%		01/07/22	2,545,000	2,545,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	860,000	860,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.20%		01/07/22	1,100,000	1,100,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	970,000	970,000
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.16%		01/07/22	760,000	760,000
Total Variable Rate Demand Notes (Cost $46,430,000)						46,430,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 63.2% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 54.8%
BANK OF MONTREAL
Issued 11/04/21, repurchase date 01/27/22		0.06%		01/07/22	14,001,493	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,422,019, 1.13% - 4.70%, due 02/01/31 - 03/20/71)
Issued 12/15/21, repurchase date 01/14/22		0.06%		01/07/22	13,000,498	13,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $13,390,622, 1.25% - 2.50%, due 11/30/26 - 01/15/57)
BOFA SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	160,000,667	160,000,000
(Collateralized by U.S. Government Agency Securities valued at $164,800,000, 1.50% - 2.50%, due 02/01/36 - 12/01/51)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	110,000,458	110,000,000
(Collateralized by U.S. Government Agency Securities valued at $113,300,472, 2.00%, due 01/20/51)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	80,000,333	80,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $82,960,092, 0.38% - 5.00%, due 08/15/24 - 11/01/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	80,000,333	80,000,000
(Collateralized by U.S. Treasury Securities valued at $81,600,370, 0.13% - 2.88%, due 04/15/22 - 05/15/30)
GOLDMAN SACHS & CO LLC
Issued 12/28/21, repurchase date 01/04/22		0.06%		01/04/22	59,000,688	59,000,000
(Collateralized by U.S. Government Agency Securities valued at $60,180,000, 1.93% - 6.00%, due 03/01/23 - 11/15/56)
Issued 12/29/21, repurchase date 01/05/22		0.06%		01/05/22	64,000,747	64,000,000
(Collateralized by U.S. Government Agency Securities valued at $65,280,000, 1.50% - 7.50%, due 04/01/24 - 12/01/51)
JP MORGAN SECURITIES LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	50,000,208	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,013, 2.50%, due 06/20/51)
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 11/15/21, repurchase date 05/13/22	(a)	0.20%	01/03/22	04/05/22	26,020,367	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,780,000, 0.85% - 5.50%, due 03/20/33 - 11/20/51) (SOFR + 0.15%)
Issued 11/23/21, repurchase date 05/27/22	(a)	0.20%	01/03/22	04/05/22	26,019,211	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,780,000, 0.00% - 6.00%, due 09/25/35 - 06/20/51) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	4,000,017	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,021, 1.25%, due 12/31/26)
RBC DOMINION SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	60,000,250	60,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $61,778,472, 0.25% - 5.00%, due 07/15/22 - 12/01/51)
ROYAL BANK OF CANADA
Issued 10/07/21, repurchase date 01/05/22		0.06%		01/05/22	15,002,250	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,452,318, 1.31% - 4.50%, due 02/01/31 - 12/20/51)
Issued 07/13/21, repurchase date 02/08/22		0.06%		01/07/22	53,015,723	53,000,000
(Collateralized by U.S. Government Agency Securities valued at $54,609,107, 2.00% - 6.52%, due 09/15/38 - 12/20/51)
Issued 11/01/21, repurchase date 02/01/22		0.06%		01/07/22	16,001,787	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,482,527, 2.00% - 6.91%, due 07/20/40 - 11/01/51)
Issued 12/17/21, repurchase date 02/24/22		0.06%		01/07/22	26,000,910	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,783,080, 1.75% - 4.50%, due 05/01/31 - 12/25/51)
Issued 04/05/21, repurchase date 02/03/22		0.07%		01/07/22	26,014,004	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,795,830, 1.25% - 4.96%, due 04/01/24 - 11/01/51)
						882,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 8.4%
BARCLAYS BANK PLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	1,677,823	1,677,816
(Collateralized by U.S. Treasury Securities valued at $1,711,412, 2.75%, due 08/31/25)
FICC - BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.06%		01/03/22	33,000,165	33,000,000
(Collateralized by U.S. Treasury Securities valued at $33,660,017, 0.13%, due 05/31/22)
Issued 12/30/21, repurchase date 01/06/22		0.06%		01/06/22	4,000,047	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,677,999, 1.00%, due 12/15/24)
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Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 12/29/21, repurchase date 01/05/22		0.05%		01/05/22	41,000,399	41,000,000
(Collateralized by U.S. Treasury Securities valued at $41,820,003, 0.00% - 6.75%, due 04/05/22 - 08/15/26)
Issued 12/30/21, repurchase date 01/06/22		0.05%		01/06/22	42,000,408	42,000,000
(Collateralized by U.S. Treasury Securities valued at $42,840,061, 0.00%, due 02/17/22 - 12/29/22)
RBC DOMINION SECURITIES INC
Issued 10/28/21, repurchase date 01/24/22		0.06%		01/07/22	10,001,183	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,201,403, 0.00% - 5.50%, due 03/22/22 - 02/15/47)
Issued 11/26/21, repurchase date 03/01/22		0.07%		01/07/22	4,000,327	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,808, 0.13% - 2.50%, due 05/31/23 - 02/15/47)
						135,677,816
Total Repurchase Agreements (Cost $1,017,677,816)						1,017,677,816
Total Investments in Securities (Cost $1,656,191,134)						1,656,191,134

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$638,513,318
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		1,017,677,816
Receivables:
Interest		1,536,918
Fund shares sold		818,298
Prepaid expenses	+	13,477
Total assets		1,658,559,827
Liabilities
Payables:
Fund shares redeemed		33,424,236
Investments bought		14,394,002
Investment adviser and administrator fees		88,775
Distributions to shareholders		39,950
Independent trustees’ fees		147
Accrued expenses	+	133,751
Total liabilities		48,080,861
Net assets		$1,610,478,966
Net Assets by Source
Capital received from investors		$1,610,478,966
Net assets		$1,610,478,966

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,610,478,966		1,610,477,776		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$1,430,996
Expenses
Investment adviser and administrator fees		3,315,377
Portfolio accounting fees		102,657
Professional fees		42,505
Custodian fees		35,167
Independent trustees’ fees		33,166
Registration fees		27,673
Shareholder reports		19,248
Transfer agent fees		6,094
Other expenses	+	23,387
Total expenses		3,605,274
Expense reduction by investment adviser and its affiliates	–	2,406,924
Net expenses	–	1,198,350
Net investment income		232,646
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		11,218
Increase in net assets resulting from operations		$243,864
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$232,646	$8,993,209
Net realized gains	+	11,218	11,631
Increase in net assets from operations		$243,864	$9,004,840
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($243,337)	($9,004,851)
TRANSACTIONS IN FUND SHARES*
Shares sold		419,182,435	1,414,188,767
Shares reinvested		105,475	6,031,931
Shares redeemed	+	(612,316,209)	(1,688,700,492)
Net transactions in fund shares		(193,028,299)	(268,479,794)
NET ASSETS
Beginning of period		$1,803,506,738	$2,071,986,543
Total decrease	+	(193,027,772)	(268,479,805)
End of period		$1,610,478,966	$1,803,506,738

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2021, the fund had investments in repurchase agreements with a gross value of $1,017,677,816 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2021, the fund waived a total of $2,406,924 in expenses: $289,897 was waived in accordance with the contractual expense limitation agreement, and $2,117,027 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers Section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $5,200,104 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the fund’s investments was $1,656,191,134.
As of December 31, 2021, the fund had no components of distributable earnings on a tax basis.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$240,780	$2,557	$9,004,851	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2021, the fund designates 95.39% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $3,084 as long-term capital gain dividends for the fiscal year ended December 31, 2021.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Retirement Government Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund  |  Annual Report

Notes

Schwab Retirement Government Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-05
00270310

Annual Report  |  December 31, 2021
Schwab Variable Share Price Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Although inflationary pressures increased during 2021, with the U.S. Federal Reserve (Fed) announcing in November that it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity.
In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.
The Schwab Variable Share Price Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In money fund industry matters, the U.S. Securities and Exchange Commission (SEC) proposed rules in December that could change the way that money market funds operate in the future.”
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
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Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since 2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since 2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period was marked by an imbalance in supply and demand of short-term U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program beginning in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
To support effective monetary policy implementation and smooth market functioning by helping maintain the federal funds rate within the Fed’s target range, the Fed conducts repurchase agreement and reverse repurchase agreement transactions. Demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in December 2021 as a result of significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the U.S., most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a steeper yield curve at the end of the reporting period provided incentive to buy securities with longer maturities, the fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 37 days and ending the reporting period at 39 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[2]	$1,000,000
Seven-Day Yield (with waivers)[3]	0.03%
Seven-Day Yield (without waivers)[3]	-0.06%
Seven-Day Effective Yield (with waivers)[3]	0.03%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income to shareholders of Schwab Money Funds, the fund’s stated yields temporarily increased. Because this increase was temporary, investors should not rely on these yields for making investment decisions.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1,2]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[3]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Ultra Shares	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0004	$1.0002	$1.0001	$1.0003
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0003	0.0057	0.0217	0.0201	0.0103
Net realized and unrealized gains (losses)	(0.0000) [2]	(0.0008)	0.0005	(0.0009)	(0.0006)
Total from investment operations	0.0003	0.0049	0.0222	0.0192	0.0097
Less distributions:
Distributions from net investment income	(0.0003)	(0.0050)	(0.0220)	(0.0191)	(0.0099)
Distributions from net realized gains	—	—	(0.0000) [2]	—	—
Total distributions	(0.0003)	(0.0050)	(0.0220)	(0.0191)	(0.0099)
Net asset value at end of period	$1.0003	$1.0003	$1.0004	$1.0002	$1.0001
Total return	0.03%	0.49%	2.24%	1.94%	0.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [3]	0.18% [3]	0.19%	0.19%	0.20% [4]
Gross operating expenses	0.21%	0.31%	0.34%	0.35%	0.40%
Net investment income (loss)	0.03%	0.57%	2.17%	2.01%	1.03%
Net assets, end of period (x 1,000,000)	$2,693	$3,414	$5,388	$3,796	$1,327

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per share amount was less than $0.00005.
[3]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[4]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 18.4% OF NET ASSETS
BANK OF MONTREAL (CHICAGO BRANCH)		0.19%		02/04/22	8,000,000	8,000,738
		0.14%		02/23/22	1,000,000	1,000,010
		0.16%		04/08/22	8,000,000	7,998,475
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.22%		03/22/22	9,000,000	9,000,465
(SOFR + 0.11%)	(a)	0.16%	01/03/22	06/23/22	10,000,000	9,996,136
(SOFR + 0.11%)	(a)	0.16%	01/03/22	06/24/22	12,000,000	11,995,220
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.12%)	(a)	0.17%	01/03/22	04/07/22	2,000,000	1,999,989
(SOFR + 0.12%)	(a)	0.17%	01/03/22	04/13/22	26,000,000	25,999,702
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. BSBY + 0.10%)	(a)	0.18%		01/24/22	2,500,000	2,500,375
		0.26%		06/02/22	5,000,000	4,999,956
		0.35%		11/04/22	10,000,000	9,990,178
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.13%		02/16/22	9,000,000	8,999,729
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(SOFR + 0.13%)	(a)	0.18%	01/03/22	06/30/22	19,000,000	18,999,045
		0.28%		08/12/22	5,000,000	4,996,331
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.14%		03/01/22	12,000,000	12,000,499
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.06%		01/07/22	7,000,000	7,000,010
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)		0.19%		03/23/22	10,000,000	9,994,809
		0.22%		04/29/22	1,000,000	999,013
		0.30%		05/17/22	13,000,000	12,998,858
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		0.15%		03/17/22	14,000,000	13,998,757
MIZUHO BANK LTD (NEW YORK BRANCH)		0.15%		02/28/22	10,000,000	9,999,966
		0.22%		03/07/22	20,000,000	19,999,448
MUFG BANK LTD (LONDON BRANCH)		0.15%		01/10/22	40,000,000	40,000,555
MUFG BANK LTD (NEW YORK BRANCH)		0.14%		02/04/22	7,000,000	7,000,258
		0.14%		02/16/22	1,000,000	1,000,029
		0.15%		02/22/22	3,000,000	3,000,106
		0.21%		05/02/22	2,000,000	1,999,552
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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.34%		08/23/22	500,000	499,886
		0.39%		11/14/22	13,000,000	12,991,962
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.16%		03/03/22	20,000,000	20,001,306
NORDEA BANK ABP (NEW YORK BRANCH)		0.13%		02/25/22	20,000,000	20,001,181
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.02%)	(a)	0.14%		01/24/22	16,000,000	16,000,760
		0.14%		02/25/22	11,500,000	11,500,643
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)	(a)	0.14%		01/06/22	2,000,000	2,000,005
		0.19%		02/22/22	15,000,000	15,001,255
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.16%		01/26/22	5,000,000	5,000,224
		0.14%		02/07/22	14,000,000	14,000,398
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.25%		04/27/22	8,000,000	8,000,101
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.15%		02/07/22	42,000,000	42,001,639
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.20%		07/15/22	3,000,000	2,998,335
		0.27%		08/12/22	8,000,000	7,997,808
		0.37%		09/02/22	36,000,000	36,011,467
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.25%		04/13/22	3,000,000	3,000,360
(SOFR + 0.17%)	(a)	0.22%	01/03/22	05/25/22	9,000,000	9,000,978
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)		0.15%		04/13/22	4,000,000	3,999,713
Total Certificates Of Deposit (Cost $496,495,481)						496,476,230

ASSET-BACKED COMMERCIAL PAPER 9.6% OF NET ASSETS
ANTALIS SA (ILE-DE-FRANCE)	(b)(c)	0.07%		01/04/22	2,000,000	1,999,983
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	0.07%		01/07/22	1,000,000	999,985
BARTON CAPITAL SA	(b)(c)	0.22%		03/02/22	15,000,000	14,994,739
	(b)(c)	0.26%		03/02/22	2,000,000	1,999,299
BEDFORD ROW FUNDING CORP
(EFFR + 0.10%)	(a)(b)(c)	0.18%	01/03/22	05/02/22	5,000,000	5,000,084
	(b)(c)	0.35%		06/24/22	10,000,000	9,982,111
(EFFR + 0.11%)	(a)(b)(c)	0.19%	01/03/22	06/27/22	17,000,000	16,997,106
BENNINGTON STARK CAPITAL COMPANY LLC	(b)(c)	0.13%		01/06/22	1,691,000	1,690,976
	(b)(c)	0.25%		02/25/22	9,000,000	9,000,615
CHARIOT FUNDING LLC	(b)(c)	0.14%		03/07/22	10,000,000	9,996,242
	(b)(c)	0.14%		03/09/22	17,000,000	16,993,321
CHARTA LLC	(b)(c)	0.29%		06/01/22	3,000,000	2,996,200
COLLATERALIZED COMMERCIAL PAPER V CO LLC	(b)	0.16%		01/21/22	4,000,000	3,999,802
	(b)	0.15%		03/01/22	7,000,000	6,997,725
	(b)	0.15%		03/04/22	15,150,000	15,144,698
	(b)	0.16%		03/24/22	14,000,000	13,992,479
	(b)	0.27%		06/02/22	5,000,000	4,993,306
	(b)	0.33%		06/16/22	13,000,000	12,978,169
CRC FUNDING LLC	(b)(c)	0.29%		06/01/22	29,000,000	28,963,266
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CROWN POINT CAPITAL COMPANY LLC	(b)(c)	0.06%		01/03/22	1,000,000	999,994
LMA AMERICAS LLC	(b)(c)	0.06%		01/03/22	9,000,000	8,999,944
	(b)(c)	0.06%		01/05/22	4,000,000	3,999,958
	(b)(c)	0.21%		02/09/22	6,000,000	5,999,033
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	0.06%		01/03/22	2,000,000	1,999,990
OLD LINE FUNDING LLC	(b)(c)	0.14%		02/15/22	10,000,000	9,997,981
	(b)(c)	0.34%		06/08/22	3,000,000	2,995,773
PRICOA SHORT TERM FUNDING LLC	(b)(c)	0.16%		04/05/22	2,000,000	1,998,744
	(b)(c)	0.29%		06/02/22	1,000,000	998,755
	(b)(c)	0.30%		06/15/22	1,000,000	998,488
RIDGEFIELD FUNDING COMPANY LLC	(b)(c)	0.14%		02/01/22	5,000,000	4,999,427
	(b)(c)	0.35%		06/09/22	7,000,000	6,989,982
STARBIRD FUNDING CORP	(b)(c)	0.15%		02/07/22	10,000,000	9,998,512
	(b)(c)	0.30%		06/08/22	11,500,000	11,483,797
VERSAILLES COMMERCIAL PAPER LLC	(b)(c)	0.28%		04/01/22	7,000,000	6,995,647
Total Asset-Backed Commercial Paper (Cost $259,193,788)						259,176,131

FINANCIAL COMPANY COMMERCIAL PAPER 14.8% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	(c)	0.32%		06/21/22	3,000,000	2,996,718
BANK OF MONTREAL		0.08%		01/03/22	33,000,000	32,999,794
BANK OF NOVA SCOTIA	(c)	0.18%		02/22/22	5,000,000	4,999,072
	(c)	0.22%		03/11/22	6,000,000	5,998,075
(SOFR + 0.18%)	(a)(c)	0.23%	01/03/22	05/23/22	8,000,000	8,001,175
BARCLAYS BANK PLC	(c)	0.18%		04/22/22	2,000,000	1,998,152
BARCLAYS BANK UK PLC	(c)	0.07%		01/05/22	7,000,000	6,999,927
	(c)	0.07%		01/06/22	9,000,000	8,999,887
	(c)	0.07%		01/07/22	7,000,000	6,999,898
CANADIAN IMPERIAL BANK OF COMMERCE	(c)	0.29%		06/02/22	11,000,000	10,988,219
CITIGROUP GLOBAL MARKETS INC	(c)	0.22%		05/17/22	5,000,000	4,995,205
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	(c)	0.14%		02/28/22	15,000,000	14,996,485
ING US FUNDING LLC	(b)	0.23%		04/13/22	7,000,000	6,995,634
JP MORGAN SECURITIES LLC		0.17%		04/11/22	23,000,000	22,982,836
MACQUARIE BANK LTD	(c)	0.12%		01/07/22	2,000,000	1,999,975
	(c)	0.12%		01/13/22	5,000,000	4,999,841
	(c)	0.13%		01/18/22	2,700,000	2,699,872
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	(c)	0.25%		03/22/22	6,000,000	5,997,286
MIZUHO BANK LTD (SINGAPORE BRANCH)	(c)	0.14%		01/14/22	12,000,000	11,999,515
	(c)	0.26%		03/03/22	10,000,000	9,996,556
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.08%)	(a)(c)	0.13%	01/03/22	02/25/22	5,000,000	5,000,101
	(c)	0.22%		03/07/22	33,000,000	32,991,469
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NRW BANK	(c)	0.13%		03/16/22	8,000,000	7,998,417
	(c)	0.13%		03/28/22	20,000,000	19,994,635
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	(a)(c)	0.14%		01/04/22	41,000,000	41,000,000
SKANDINAVISKA ENSKILDA BANKEN AB	(c)	0.19%		04/21/22	3,000,000	2,998,002
	(c)	0.22%		05/16/22	1,000,000	999,108
	(c)	0.26%		05/23/22	3,800,000	3,796,377
	(c)	0.28%		08/08/22	10,000,000	9,980,811
	(c)	0.28%		08/12/22	2,000,000	1,996,030
SOCIETE GENERALE SA	(c)	0.17%		03/31/22	4,000,000	3,998,650
SVENSKA HANDELSBANKEN AB	(c)	0.17%		03/18/22	11,000,000	10,996,659
SWEDBANK AB		0.15%		03/24/22	28,000,000	27,990,575
TORONTO-DOMINION BANK/THE	(c)	0.18%		05/20/22	4,900,000	4,895,522
UBS AG (LONDON BRANCH)	(c)	0.24%		03/30/22	2,000,000	1,998,705
	(c)	0.26%		05/16/22	6,000,000	5,993,064
UNITED OVERSEAS BANK LTD	(c)	0.15%		03/09/22	18,000,000	17,994,424
WESTPAC BANKING CORP	(c)	0.13%		03/28/22	1,000,000	999,611
	(c)	0.20%		05/11/22	10,000,000	9,993,741
	(c)	0.30%		06/09/22	8,000,000	7,992,355
Total Financial Company Commercial Paper (Cost $398,251,118)						398,252,378

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.8% OF NET ASSETS
BROWNSVILLE
CP SERIES A	(b)	0.30%		04/14/22	1,000,000	999,971
SAN ANTONIO
WATER SYSTEM CP SERIES A	(b)	0.11%		01/04/22	1,000,000	1,000,002
TOTALENERGIES CAPITAL CANADA LTD	(b)(c)	0.13%		01/07/22	8,900,000	8,899,888
	(b)(c)	0.13%		02/01/22	8,000,000	7,999,367
TOYOTA CREDIT CANADA INC		0.25%		03/16/22	7,000,000	6,996,573
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.02%)	(a)	0.14%		01/13/22	20,000,000	20,000,229
		0.21%		01/14/22	3,000,000	2,999,916
Total Non-Financial Company Commercial Paper (Cost $48,895,323)						48,895,946

NON-NEGOTIABLE TIME DEPOSITS 9.3% OF NET ASSETS
ABN AMRO BANK NV		0.08%		01/04/22	7,000,000	7,000,000
		0.08%		01/06/22	7,000,000	7,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.08%		01/05/22	18,000,000	18,000,000
		0.08%		01/06/22	58,000,000	58,000,000
CREDIT INDUSTRIEL ET COMMERCIAL		0.10%		01/04/22	26,000,000	26,000,000
ING BANK NV		0.08%		01/06/22	34,000,000	34,000,000
11
Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.08%		01/05/22	4,000,000	4,000,000
		0.08%		01/06/22	6,000,000	6,000,000
SANTANDER UK PLC		0.06%		01/05/22	3,000,000	3,000,000
		0.06%		01/06/22	23,000,000	23,000,000
TORONTO-DOMINION BANK		0.07%		01/06/22	63,000,000	63,000,000
Total Non-Negotiable Time Deposits (Cost $249,000,000)						249,000,000

NON-U.S. SOVEREIGN, SUB-SOVEREIGN AND SUPRA-NATIONAL DEBT 3.4% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	(c)	0.14%		02/08/22	9,000,000	8,998,996
	(c)	0.14%		02/28/22	3,000,000	2,999,204
	(c)	0.19%		04/20/22	5,000,000	4,996,257
	(c)	0.27%		04/26/22	15,000,000	14,987,868
ERSTE ABWICKLUNGSANSTALT	(c)	0.13%		01/12/22	2,000,000	1,999,959
	(c)	0.13%		01/18/22	13,000,000	12,999,578
	(c)	0.14%		02/07/22	26,000,000	25,997,365
	(c)	0.14%		02/11/22	1,000,000	999,875
FMS WERTMANAGEMENT AOER	(c)	0.12%		01/21/22	2,000,000	1,999,917
KFW	(c)	0.20%		01/28/22	6,000,000	5,999,697
	(c)	0.14%		03/01/22	10,000,000	9,997,583
Total Non-U.S. Sovereign, Sub-Sovereign And Supra-National Debt (Cost $91,975,139)						91,976,299

VARIABLE RATE DEMAND NOTES 2.3% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(a)(d)	0.20%		01/07/22	1,000,000	1,000,000
Calhoun Port Auth
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2008 (LOC: BANK OF AMERICA NA)	(a)(d)	0.14%		01/07/22	1,000,000	1,000,000
CAROL ALLEN LIQUIDITY TRUST II
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2021 (LOC: COMERICA BANK)	(a)(d)	0.14%		01/07/22	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(a)(d)	0.13%		01/07/22	2,000,000	2,000,000
Colorado Housing & Finance Auth
M/F HOUSING RB (TERRACE PARK APARTMENTS) SERIES 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(d)	0.12%		01/07/22	4,000,000	4,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(a)(d)	0.08%		01/07/22	1,000,000	1,000,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	(a)(d)	0.08%		01/07/22	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	0.11%		01/07/22	1,000,000	1,000,000
12
Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(d)	0.11%		01/07/22	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(a)(d)	0.22%		01/07/22	1,015,000	1,015,000
MARICOPA CNTY IDA
RB (BANNER HEALTH) SERIES 2021B1	(a)(d)	0.10%		01/07/22	2,000,000	2,000,000
RB (BANNER HEALTH) SERIES 2021B2	(a)(d)	0.09%		01/07/22	1,000,000	1,000,000
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(d)	0.12%		01/07/22	5,750,000	5,750,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (EAST CLARKE PLACE ASSOCIATES) SERIES 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	0.13%		01/07/22	2,030,000	2,030,000
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	(a)(d)	0.10%		01/07/22	1,700,000	1,700,000
New York City Transitional Finance Auth
FUTURE TAX SECURED SUB BONDS FISCAL 2019 SERIES A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(d)	0.08%		01/03/22	4,355,000	4,355,000
New York State HFA
HOUSING RB (250 W 93RD ST) SERIES 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(d)	0.12%		01/07/22	16,350,000	16,350,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(c)(d)	0.20%		01/07/22	1,000,000	1,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(a)(c)(d)	0.20%		01/07/22	5,000,000	5,000,000
OSCEOLA
SOLID WASTE DISPOSAL RB (PLUM POINT ENERGY) SERIES 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)(d)	0.11%		01/07/22	2,145,000	2,145,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	1,000,000	1,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	(a)(d)	0.09%		01/07/22	1,000,000	1,000,000
REFUNDING RB SERIES 2010A2 (LOC: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	1,000,000	1,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(a)(d)	0.10%		01/07/22	2,000,000	2,000,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	(a)(d)	0.09%		01/07/22	740,000	740,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(a)(d)	0.16%		01/07/22	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $62,085,000)						62,085,000

13
Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OTHER INSTRUMENTS 0.2% OF NET ASSETS
BANK OF AMERICA NA
(EFFR + 0.06%)	(a)	0.14%	01/03/22	05/04/22	5,000,000	4,999,575
Total Other Instruments (Cost $5,000,000)						4,999,575

OTHER MUNICIPAL SECURITIES 0.0% OF NET ASSETS
Nevada Dept of Business & Industry
RB (BRIGHTLINE WEST PASSENGER RAIL) SERIES 2020A (ESCROW)		0.25%		02/01/22	1,000,000	1,000,036
Total Other Municipal Securities (Cost $1,000,000)						1,000,036

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 40.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 7.9%
BOFA SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	50,000,208	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 2.00% - 3.00%, due 01/01/37 - 11/01/51)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	20,000,083	20,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $20,600,474, 0.00% - 5.00%, due 01/25/22 - 01/01/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	10,000,042	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,119, 2.88%, due 05/15/28)
JP MORGAN SECURITIES LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	40,000,167	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,200,000, 1.98% - 8.00%, due 03/01/25 - 01/01/52)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	7,000,029	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,036, 1.25%, due 12/31/26)
RBC DOMINION SECURITIES INC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	10,000,042	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,300,043, 2.50% - 3.50%, due 06/01/49 - 11/20/51)
ROYAL BANK OF CANADA
Issued 10/07/21, repurchase date 01/05/22		0.06%		01/05/22	23,003,450	23,000,000
(Collateralized by U.S. Government Agency Securities valued at $23,693,554, 1.31% - 4.50%, due 02/01/31 - 12/20/51)
14
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 07/13/21, repurchase date 02/08/22		0.06%		01/07/22	35,010,383	35,000,000
(Collateralized by U.S. Government Agency Securities valued at $36,062,618, 1.31% - 6.91%, due 01/25/29 - 12/20/51)
Issued 11/01/21, repurchase date 02/01/22		0.06%		01/07/22	16,001,787	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,482,527, 1.31% - 4.50%, due 02/01/31 - 12/20/51)
						211,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 25.7%
BARCLAYS BANK PLC
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	2,038,467	2,038,459
(Collateralized by U.S. Treasury Securities valued at $2,079,286, 2.75%, due 08/31/25)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.05%		01/03/22	623,002,596	623,000,000
(Collateralized by U.S. Treasury Securities valued at $623,002,638, 1.50% - 1.75%, due 05/15/23 - 02/15/30)
FICC - BANK OF NEW YORK
Issued 12/31/21, repurchase date 01/03/22		0.06%		01/03/22	54,000,270	54,000,000
(Collateralized by U.S. Treasury Securities valued at $55,080,055, 3.13%, due 11/15/28)
RBC DOMINION SECURITIES INC
Issued 10/28/21, repurchase date 01/24/22		0.06%		01/07/22	8,000,947	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,161,100, 0.13% - 3.38%, due 10/15/25 - 08/15/49)
Issued 11/26/21, repurchase date 03/01/22		0.07%		01/07/22	5,000,408	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,994, 0.00% - 3.00%, due 03/22/22 - 02/15/50)
						692,038,459
OTHER REPURCHASE AGREEMENTS** 6.5%
BMO CAPITAL MARKETS CORP
Issued 12/29/21, repurchase date 01/05/22		0.16%		01/05/22	6,000,187	6,000,034
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $6,203,678, 0.38% - 6.40%, due 07/15/23 - 12/31/00)
BNP PARIBAS SA
Issued 12/28/21, repurchase date 01/04/22		0.16%		01/04/22	7,000,218	7,000,029
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $8,050,251, 2.10% - 4.20%, due 04/25/24 - 04/26/49)
Issued 12/28/21, repurchase date 01/04/22		0.22%		01/04/22	7,000,299	6,999,982
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $8,051,294, 0.50%, due 12/01/28)
15
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 10/22/21, repurchase date 01/20/22		0.30%		01/20/22	9,006,750	8,999,022
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $10,358,327, 0.50%, due 12/01/28)
Issued 10/29/21, repurchase date 01/27/22		0.30%		01/27/22	27,020,250	26,995,059
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $31,073,288, 1.00% - 4.75%, due 02/27/26 - 09/27/60)
BOFA SECURITIES INC
Issued 12/28/21, repurchase date 03/28/22		0.25%		02/04/22	4,001,056	4,001,204
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $4,200,293, 3.50%, due 02/12/35)
Issued 12/01/21, repurchase date 03/01/22		0.37%		02/04/22	6,004,008	5,998,666
(Collateralized by U.S. Treasury Securities valued at $6,120,007, 0.75%, due 12/31/23)
Issued 12/17/21, repurchase date 04/18/22		0.34%		03/31/22	9,008,840	8,999,488
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $9,720,000, 0.00%, due 12/31/49 - 12/31/00)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/27/21, repurchase date 01/03/22		0.13%		01/03/22	15,000,379	15,000,021
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $15,759,676, 0.60% - 6.13%, due 10/10/22 - 06/04/51)
Issued 12/29/21, repurchase date 01/05/22		0.13%		01/05/22	11,000,278	11,000,035
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,559,012, 1.14% - 3.26%, due 05/13/25 - 01/20/51)
JP MORGAN SECURITIES LLC
Issued 10/20/21, repurchase date 04/18/22		0.38%		03/31/22	16,027,360	15,987,659
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $18,413,984, 0.00% - 9.50%, due 05/01/25 - 12/31/99)
Issued 10/27/21, repurchase date 04/25/22		0.38%		03/31/22	11,017,997	10,990,968
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $12,658,685, 3.30% - 12.00%, due 01/15/24 - 05/25/52)
Issued 12/31/21, repurchase date 07/29/22		0.43%		06/29/22	1,002,150	1,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $1,080,000, 0.00%, due 12/31/00)
16
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
MIZUHO SECURITIES USA LLC
Issued 12/31/21, repurchase date 01/03/22		0.17%		01/03/22	1,000,014	1,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $1,080,003, 0.00%, due 12/31/00)
RBC CAPITAL MARKETS LLC
Issued 12/28/21, repurchase date 01/04/22		0.17%		01/04/22	10,000,331	10,000,047
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $10,500,764, 2.15% - 4.40%, due 03/05/29 - 06/15/52)
Issued 12/15/21, repurchase date 03/15/22		0.22%		02/04/22	16,004,987	16,003,254
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $16,753,325, 0.00% - 8.00%, due 07/15/22 - 12/10/61)
WELLS FARGO SECURITIES LLC
Issued 10/25/21, repurchase date 04/25/22		0.59%		04/05/22	10,026,550	9,996,828
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,534,302, 2.92% - 6.05%, due 12/25/33 - 12/15/62)
Issued 12/07/21, repurchase date 06/06/22		0.65%		04/05/22	10,021,486	9,995,259
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,537,583, 4.20% - 4.71%, due 07/15/32 - 08/17/49)
						175,967,555
Total Repurchase Agreements (Cost $1,079,038,459)						1,079,006,014
Total Investments in Securities (Cost $2,690,934,308)						2,690,867,609

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs, American depositary receipts and perpetual bonds, are represented by 12/31/00.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $623,229,045 or 23.1% of net assets.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

17
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2021 (continued)

AUTH —	Authority
BSBY —	Bloomberg Short-Term Bank Yield Index
CNTY —	County
CP —	Commercial paper
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $1,611,895,849)		$1,611,861,595
Repurchase agreements, at value - unaffiliated (cost $1,079,038,459)		1,079,006,014
Cash		2,940
Receivables:
Fund shares sold		5,008,925
Interest		314,603
Prepaid expenses	+	28,671
Total assets		2,696,222,748
Liabilities
Payables:
Fund shares redeemed		2,602,400
Investment adviser and administrator fees		247,636
Distributions to shareholders		31,883
Independent trustees’ fees		154
Accrued expenses	+	197,107
Total liabilities		3,079,180
Net assets		$2,693,143,568
Net Assets by Source
Capital received from investors		$2,693,428,371
Total distributable loss	+	(284,803)
Net assets		$2,693,143,568

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$2,693,143,568		2,692,371,843		$1.0003

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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$4,050,423
Expenses
Investment adviser and administrator fees		5,511,956
Portfolio accounting fees		141,965
Registration fees		120,055
Custodian fees		76,377
Professional fees		45,461
Independent trustees’ fees		35,564
Shareholder reports		24,592
Transfer agent fees		8,102
Other expenses	+	38,238
Total expenses		6,002,310
Expense reduction by investment adviser and its affiliates	–	2,878,591
Net expenses	–	3,123,719
Net investment income		926,704
REALIZED AND UNREALIZED GAINS (LOSSES)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(147,987)
Increase in net assets resulting from operations		$778,717
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$926,704	$25,336,769
Net realized losses		—	(218,189)
Net change in unrealized appreciation (depreciation)	+	(147,987)	(330,708)
Increase in net assets from operations		$778,717	$24,787,872
DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($926,619)	($25,338,672)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		2,658,354,756	$2,659,273,403	6,236,367,663	$6,239,237,354
Shares Reinvested
Ultra Shares		754,181	754,443	22,053,966	22,064,043
Shares Redeemed
Ultra Shares	+	(3,379,601,026)	(3,380,780,910)	(8,231,758,002)	(8,234,862,074)
Net transactions in fund shares		(720,492,089)	($720,753,064)	(1,973,336,373)	($1,973,560,677)
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,412,863,932	$3,414,044,534	5,386,200,305	$5,388,156,011
Total decrease	+	(720,492,089)	(720,900,966)	(1,973,336,373)	(1,974,111,477)
End of period		2,692,371,843	$2,693,143,568	3,412,863,932	$3,414,044,534
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Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2021, the fund had investments in repurchase agreements with a gross value of $1,079,006,014 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity to the purchaser. At December 31, 2021, as a percentage of the total assets, 13% of the fund’s investments in securities had credit and/or liquidity enhancements, with no entity providing greater than 10%.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2021, the fund waived a total of $2,878,591 in expenses: $490,218 was waived in accordance with the contractual expense limitation agreement and $2,388,373 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of December 31, 2021:
UNDERLYING FUND
Schwab Balanced Fund	0.5%
Schwab MarketTrack Balanced Portfolio	0.6%
Schwab MarketTrack Conservative Portfolio	0.3%
Schwab MarketTrack Growth Portfolio	0.9%
Schwab Monthly Income Fund - Enhanced Payout	0.0%*
Schwab Monthly Income Fund - Maximum Payout	0.0%*
Schwab Monthly Income Fund - Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.6%
Schwab Target 2025 Fund	0.5%
Schwab Target 2030 Fund	0.5%
Schwab Target 2035 Fund	0.2%
Schwab Target 2040 Fund	0.2%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.1%
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.3%
Schwab Target 2025 Index Fund	0.4%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%

*	Less than 0.05%
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $7,000,253 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$2,690,934,308	$49,958	($116,657)	($66,699)
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Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS	TOTAL
$85	($66,699)	($218,189)	($284,803)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2021, the fund had capital loss carryforwards of $218,189.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$926,619	$25,338,672
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Variable Share Price Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2021, the fund designates 98.61% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
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Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Variable Share Price Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-05
00270311

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f) (1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2021	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2020
$ 343,000	$343,000	$0	$0	$31,000	$31,000	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2021: $3,088,431	2020: $3,577,864

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 17, 2022